UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

399 Park Avenue, 32nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1.	Reports to Stockholders.

Global X Gold Explorers ETF (ticker: GLDX)

Global X Silver Miners ETF (ticker: SIL)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Aluminum ETF (ticker: ALUM)

Global X Pure Gold Miners ETF (ticker: GGGG)

(formerly, Global X Gold Miners ETF)

Global X Oil Equities ETF (ticker: XOIL)

Global X S&P/TSX Venture 30 Canada ETF (ticker: TSXV)

(formerly, Global X S&P/TSX Venture Canada ETF)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Annual Report

October 31, 2011

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
GLOBAL X GOLD EXPLORERS ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Gold Explorers Index is designed to track the performance of the largest and most liquid listed companies that are active in the exploration for gold.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 13.75%, while the Index decreased 14.59%. The Fund had a net asset value of $15.49 per share on November 3, 2010 and ended the period with a net asset value of $13.36 on October 31, 2011.

Sixteen of the Fund’s twenty-seven holdings as of October 31, 2011 increased in value for the reporting period, led by Newstrike Capital and Gold Canyon Resources, which returned 477.35% and 199.24% respectively. The worst performers were Atac Resources and East Asia Minerals, which returned -46.48% and -86.82% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
Global X Gold Explorers ETF	Net Asset Value	Market Price
	(13.75%)	(13.49%)
Solactive Global Gold Explorers Index	(14.59%)	(14.59%)

*Fund commenced operations on November 3, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
GLOBAL X SILVER MINERS ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration. The Fund is the first ETF globally focused exclusively on the silver mining sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund increased 18.20%, while the Index increased 18.68%. The Fund had a net asset value of $20.20 per share on October 31, 2010 and ended the period with a net asset value of $23.66 on October 31, 2011.

Twenty-two of the Fund’s thirty-three holdings as of October 31, 2011 increased in value for the reporting period, led by Wildcat Silver and Scorpio Mining, which returned 289.74% and 137.88% respectively. The worst performers were Bear Creek Mining and Golden Minerals, which returned -49.08% and -73.30% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
Global X Silver Miners ETF	Net Asset Value	Market Price	Net Asset Value	Market Price
	18.20%	17.80%	38.52%	38.57%
Solactive Global Silver Miners Index	18.68%	18.68%	39.25%	39.25%

*Fund commenced operations on April 19, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X COPPER MINERS ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the copper mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the copper mining industry, such as copper mining, refining, or exploration.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 9.85%, while the Index decreased 9.56%. The Fund had a net asset value of $16.63 per share on October 31, 2010 and ended the period with a net asset value of $14.92 on October 31, 2011.

Eleven of the Fund’s thirty-three holdings as of October 31, 2011 increased in value for the reporting period, led by Metorex and Cudeco, which returned 65.63% and 41.75% respectively. The worst performers were Lundin Mining and Taseko Mines, which returned -37.99% and -42.00% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	(9.85%)	(11.26%)	2.66%	1.85%
Solactive Global Copper Miners Index	(9.56%)	(9.56%)	3.27%	3.27%

*Fund commenced operations on April 19, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X URANIUM ETF

Global X Uranium ETF

The Global X Uranium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Uranium Index is designed to reflect the performance of the uranium mining industry. It is comprised of selected companies globally that are primarily engaged in some aspect of the uranium mining industry, such as mining, refining, exploration, and manufacturing of equipment for the uranium industry. The Fund is the nation’s first ETF focused exclusively on the uranium industry.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 38.70%, while the Index decreased 38.12%. The Fund had a net asset value of $16.78 per share on November 4, 2010 and ended the period with a net asset value of $10.09 on October 31, 2011.

Six of the Fund’s twenty-two holdings as of October 31, 2011 increased in value for the reporting period, led by Hathor Exploration and Kalahari Minerals, which returned 72.71% and 24.43% respectively. The worst performers were Energy Resources of Australia and Berkeley Resources, which returned -75.70% and -80.93% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Uranium ETF	(38.70%)	(39.93%)
Solactive Global Uranium Index	(38.12%)	(38.12%)

*Fund commenced operations on November 4, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

4

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
GLOBAL X LITHIUM ETF

Global X Lithium ETF

The Global X Lithium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the largest and most liquid listed companies that are active in the exploration and/or mining of Lithium or the production of Lithium batteries. The Fund is the first ETF globally focused exclusively on the lithium sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 18.86%, while the Index decreased 17.52%. The Fund had a net asset value of $19.83 per share on October 31, 2010 and ended the period with a net asset value of $15.90 on October 31, 2011.

Three of the Fund’s twenty-one holdings as of October 31, 2011 increased in value for the reporting period, led by Rockwood Holdings and Sociedad Quimica y Minera de Chile ADR, which returned 35.73% and 17.18% respectively. The worst performers were Advanced Battery Technologies and Ener1, which returned -75.94% and -96.66% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium ETF	(18.86%)	(20.82%)	2.92%	1.16%
Solactive Global Lithium Index	(17.52%)	(17.52%)	4.34%	4.34%

*Fund commenced operations on November 4, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
GLOBAL X ALUMINUM ETF

Global X Aluminum ETF

The Global X Aluminum ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Aluminum Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the global aluminum industry. The Solactive Global Aluminum Index tracks the performance of the largest and most liquid listed companies that are active in some aspect of the aluminum industry, such as bauxite aluminum ore mining, production, or refinement. The Fund is the nation’s first ETF focused exclusively on the aluminum industry.

For the period from the Fund’s commencement date on January 4, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 30.32% while the Index decreased 29.75%. The Fund commenced operations with a net asset value of $15.27 per share on January 4, 2011 and ended the period with a net asset value of $10.64 on October 31, 2011.

Three of the Fund’s twenty-two holdings as of October 31, 2011 increased in value for the reporting period, led by Alconix and Daiki Aluminum Industry, which returned 9.18% and 9.00% respectively. The worst performers were Aluminum Corp of China and Midas Holdings, which returned -46.02% and -55.82% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Aluminum ETF	(30.32%)	(31.37%)
Solactive Global Aluminum Index	(29.75%)	(29.75%)

*Fund commenced operations on January 4, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

6

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X PURE GOLD MINERS ETF

Global X Pure Gold Miners ETF

The Global X Pure Gold Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Pure Gold Miners Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Pure Gold Miners Index tracks the performance of the largest and most liquid gold mining companies globally. Only companies that generate the vast majority of their business from gold mining are eligible to be included in the index. As of 2010, over 95% of the revenues from the companies in the Underlying Index were derived from gold mining, according to Structured Solutions AG.

For the period from the Fund’s commencement date on March 14, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 3.17% while the Index decreased 2.69%. The Fund commenced operations with a net asset value of $15.15 per share on March 14, 2011 and ended the period with a net asset value of $14.67 on October 31, 2011.

Sixteen of the Fund’s thirty holdings as of October 31, 2011 increased in value for the reporting period, led by Randgold Resources ADR and Alacer Gold, which returned 50.85% and 36.21% respectively. The worst performers were Zhaojin Mining Industry and Lake Shore Gold, which returned -61.01% and -62.98% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Pure Gold Miners ETF	(3.17%)	(3.43%)
Solactive Global Pure Gold Miners Index	(2.69%)	(2.69%)

*Fund commenced operations on March 14, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X OIL EQUITIES ETF

Global X Oil Equities ETF

The Global X Oil Equities ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Oil Equities Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Oil Equities Index tracks the performance of 25 equal-weighted companies globally that have shown a high correlation to the spot price of oil. It is comprised of companies that derive the majority of their revenues from the exploration and production of oil and/or have significant oil reserves.

For the period from the Fund’s commencement date on March 14, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 11.01%, while the Index decreased 13.27%. The Fund commenced operations with a net asset value of $15.08 per share on March 14, 2011 and ended the period with a net asset value of $13.42 on October 31, 2011.

Six of the Fund’s twenty-five holdings as of October 31, 2011 increased in value for the reporting period, led by Petrohawk Energy and Range Resources, which returned 80.78%% and 38.09% respectively. The worst performers were Newfield Exploration and Forest Oil, which returned -43.34% and -51.19% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Oil Equities ETF	(11.01%)	(11.34%)
Solactive Global Oil Equities Index	(13.27%)	(13.27%)

*Fund commenced operations on March 14, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

8

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
GLOBAL X S&P/TSX VENTURE 30 CANADA ETF

Global X S&P/TSX Venture 30 Canada ETF

The Global X S&P/TSX Venture 30 Canada ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TSX Venture 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The S&P/TSX Venture 30 Index is designed to provide exposure to 30 most liquid securities of the S&P/TSX Venture Composite Index. The Fund is the nation’s first ETF focused exclusively on the TSX Venture Exchange.

For the period from the Fund’s commencement date on March 16, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 23.34% while the Index decreased 23.23%. The Fund commenced operations with a net asset value of $15.04 per share on March 16, 2011 and ended the period with a net asset value of $11.53 on October 31, 2011.

Thirteen of the Fund’s thirty-two holdings as of October 31, 2011 increased in value for the reporting period, led by Hathor Exploration and Barisan Gold, which returned 153.89% and 107.50% respectively. The worst performers were Canaco Resources and East Asia Minerals, which returned -66.73% and -84.23% respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X S&P/TSX Venture 30 Canada ETF	(23.34%)	(23.67%)
S&P/TSX Venture 30 Index	(23.23%)	(23.23%)

*Fund commenced operations on March 16, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
GLOBAL X FERTILIZERS/POTASH ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Fertilizers/Potash Index tracks the performance of the largest and most liquid listed companies globally that are active in some aspect of the fertilizer industry. The Fund is the nation’s first ETF focused exclusively on the fertilizers industry.

For the period from the Fund’s commencement date on May 25, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 6.58%, while the Index decreased 6.15%. The Fund commenced operations with a net asset value of $15.05 per share on May 25, 2011 and ended the period with a net asset value of $14.06 on October 31, 2011.

Nine of the Fund’s twenty-eight holdings as of October 31, 2011 increased in value for the reporting period, led by Terra Nitrogen and Vale Fertilizantes, which returned 45.03% and 38.57% respectively. The worst performers were Allana Potash and Hanfeng Evergreen, which returned -42.31% and -44.33% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	(6.58%)	(6.71%)
Solactive Global Fertilizers/Potash Index	(6.15%)	(6.15%)

*Fund commenced operations on May 25, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

10

Schedule of Investments	October 31, 2011

Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%

AUSTRALIA— 8.2%

Basic Materials — 8.2%
Ampella Mining *	571,821	$1,090,675
Gryphon Minerals *	783,214	1,151,360

TOTAL AUSTRALIA		2,242,035

CANADA— 86.3%

Basic Materials — 86.3%
Atac Resources *	167,515	705,892
Auryx Gold *	547,753	456,140
Canaco Resources *	440,409	720,243
Chesapeake Gold *	118,294	1,609,378
Continental Gold *	219,487	1,796,944
Eco Oro Minerals *	164,172	415,083
Exeter Resource *	291,296	1,052,138
Extorre Gold Mines *	127,802	951,431
Gold Canyon Resources *	273,137	802,941
Guyana Goldfields *	193,586	1,701,428
International Tower Hill Mines *	211,891	1,067,215
Kaminak Gold, Cl A *	234,922	700,028
Keegan Resources *	201,125	1,200,656
Levon Resources *	642,983	832,194
Lydian International *	231,769	558,087
Newstrike Capital *	213,672	621,700
Novagold Resources *	161,630	1,491,845
Rainy River Resources *	138,800	1,033,306
Rubicon Minerals *	387,658	1,571,324
Sabina Gold & Silver *	273,110	1,183,742
Seabridge Gold *	58,060	1,378,925
Tigray Resources *	53,928	78,455
Trelawney Mining and Exploration *	310,649	1,140,740
Volta Resources *	415,374	575,114

TOTAL CANADA		23,644,949

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2011

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

HONG KONG— 5.5%
Basic Materials — 5.5%
China Precious Metal Resources Holdings *	7,684,290	$1,503,523

TOTAL COMMON STOCK (Cost $33,886,967)		27,390,507

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030% (Cost $15,042)	$15,042	15,042

TOTAL INVESTMENTS — 100.1% (Cost $33,902,009)		$27,405,549

Percentages are based on Net Assets of $27,391,860.

* Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,390,507	$—	$—	$27,390,507
Time Deposit	—	15,042	—	15,042

Total Investments in Securities	$27,390,507	$15,042	$—	$27,405,549

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2011

Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA— 0.4%

Basic Materials — 0.4%
Alcyone Resources *	12,666,302	$1,334,770

CANADA— 48.9%

Basic Materials — 48.9%
Alexco Resource *	615,758	4,716,706
Aurcana *	3,860,045	2,904,619
Bear Creek Mining *	828,692	3,184,399
Endeavour Silver *	912,017	9,886,264
Excellon Resources *	3,017,462	1,937,570
First Majestic Silver *	986,090	16,749,778
Fortuna Silver Mines *	1,357,778	8,623,191
Great Panther Silver *	1,451,205	3,814,746
Impact Silver *	643,756	1,324,069
MAG Silver *	483,125	4,536,544
Minco Silver *	310,324	716,108
Minefinders *	883,884	12,524,636
Orko Silver *	1,404,712	2,875,100
Pan American Silver	607,597	16,988,412
Scorpio Mining *	2,114,701	4,285,839
Silver Standard Resources *	879,471	17,228,837
Silver Wheaton	1,261,441	43,645,859
Silvercorp Metals	1,816,031	17,161,493
Silvermex Resources *	2,453,371	1,206,132
US Silver *	3,249,359	1,793,065
Wildcat Silver *	1,029,656	1,570,259

TOTAL CANADA		177,673,626

MEXICO— 23.2%

Basic Materials — 23.2%
Fresnillo	1,607,582	43,898,848
Industrias Penoles	998,942	40,198,416

TOTAL MEXICO		84,097,264

PERU— 3.4%

Basic Materials — 3.4%
Hochschild Mining	1,741,736	12,540,409

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2011

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

RUSSIA— 4.9%

Basic Materials — 4.9%
Polymetal GDR *	1,093,115	$17,828,706

UNITED KINGDOM— 4.1%

Basic Materials — 4.1%
Polymetal International *	1,015,559	15,025,720

UNITED STATES— 15.0%

Basic Materials — 15.0%
Coeur d’Alene Mines *	672,428	17,193,984
Golden Minerals *	211,206	1,480,554
Hecla Mining *	2,750,468	17,245,434
Mines Management *	268,007	670,018
Revett Minerals *	240,443	1,001,142
Tahoe Resources *	885,548	16,712,309

TOTAL UNITED STATES		54,303,441

TOTAL COMMON STOCK (Cost $380,614,090)		362,803,936

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030% (Cost $143,985)	$143,985	143,985

TOTAL INVESTMENTS — 99.9% (Cost $380,758,075)		$362,947,921

Percentages are based on Net Assets of $363,105,604.

*	Non-income producing security.

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,803,936	$—	$—	$362,803,936
Time Deposit	—	143,985	—	143,985

Total Investments in Securities	$362,803,936	$143,985	$—	$362,947,921

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2011

Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

AUSTRALIA— 7.3%

Basic Materials — 7.3%
Aditya Birla Minerals	220,074	$228,434
Cudeco *	187,190	617,424
OZ Minerals	178,492	2,185,655
Straits Resources *	361,757	264,947

TOTAL AUSTRALIA		3,296,460

CANADA— 46.6%

Basic Materials— 46.6%
Augusta Resource *	140,237	535,705
Capstone Mining *	525,431	1,781,837
Copper Mountain Mining (CAD) *	134,331	717,007
Copper Mountain Mining (USD) *	12,300	67,021
Duluth Metals *	153,823	412,067
First Quantum Minerals	101,374	2,126,749
HudBay Minerals, Cl B	197,082	2,159,261
Imperial Metals *	51,224	1,081,835
Inmet Mining	36,915	2,203,715
Ivanhoe Mines *	108,364	2,222,546
Katanga Mining *	350,942	499,988
Lundin Mining *	551,734	2,164,422
Mercator Minerals *	387,000	788,211
Northern Dynasty Minerals *	110,609	908,100
Polymet Mining *	201,603	272,164
Quadra FNX Mining *	188,049	2,169,724
Taseko Mines *	302,053	1,105,514

TOTAL CANADA		21,215,866

CHINA— 4.8%

Basic Materials— 4.8%
Jiangxi Copper, Cl H	882,023	2,191,291

MEXICO— 4.7%

Basic Materials— 4.7%
Grupo Mexico, Cl B	770,053	2,135,567

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2011

Global X Copper Miners ETF

	Shares/Number of Warrants/Face Amount	Value
COMMON STOCK—continued

POLAND— 4.6%
Basic Materials — 4.6%
KGHM Polska Miedz *	43,047	$2,091,303

SOUTH AFRICA— 3.1%
Basic Materials — 3.1%
Metorex *	1,305,676	1,347,645
Palabora Mining	5,554	80,284

TOTAL SOUTH AFRICA		1,427,929

SWITZERLAND— 4.6%

Basic Materials — 4.6%
Xstrata	125,397	2,108,402

TURKEY— 1.1%

Basic Materials — 1.1%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	235,500	510,508

UNITED KINGDOM— 13.6%

Basic Materials — 13.6%
Antofagasta	110,630	2,076,281
Kazakhmys	137,307	2,048,089
Vedanta Resources	99,221	2,039,279

TOTAL UNITED KINGDOM		6,163,649

UNITED STATES— 9.4%

Basic Materials — 9.4%
Freeport-McMoRan Copper & Gold	53,144	2,139,577
Southern Copper	70,073	2,149,840

TOTAL UNITED STATES		4,289,417

TOTAL COMMON STOCK (Cost $52,176,116)		45,430,392

WARRANTS — 0.0%
CANADA — 0.0%
Duluth Exploration*, expiration date 1/18/13 [1,2] (Cost $—)	11,771	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030% (Cost $60,821)	$60,821	60,821

TOTAL INVESTMENTS — 99.9% (Cost $52,236,937)		$45,491,213

Percentages are based on Net Assets of $45,517,213.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2011

Global X Copper Miners ETF

*	Non-income producing security.
[1]	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31 2011 was $0 and represents 0.0% of Net Assets.
[2]	Securities considered illiquid. The total value of such security as of October 31, 2011 was $0 and represents 0.0% of Net Assets.

CAD — Canadian Dollar

Cl — Class

USD — U.S. Dollar

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,430,392	$—	$—	$45,430,392
Warrants	—	—	—	—
Time Deposit	—	60,821	—	60,821

Total Investments in Securities	$45,430,392	$60,821	$—	$45,491,213

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2011

Global X Uranium ETF

Sector Weightings (unaudited)†:

	Shares	Value
COMMON STOCK — 100.1%

AUSTRALIA— 21.2%

Basic Materials — 21.2%
Bannerman Resources *	5,646,250	$1,636,249
Berkeley Resources *	4,437,698	1,519,840
Deep Yellow *	12,317,039	1,622,456
Energy Resources of Australia *	3,552,315	7,430,682
Extract Resources *	1,381,351	11,237,715
Greenland Minerals & Energy *	7,920,096	4,423,469
Paladin Energy *	9,060,790	14,322,340

TOTAL AUSTRALIA		42,192,751

CANADA— 53.7%

Basic Materials — 53.7%
Cameco	1,880,949	40,366,709
Denison Mines *	5,639,724	8,883,683
Forsys Metals *	1,782,093	1,233,715
Hathor Exploration *	2,980,223	13,724,515
Laramide Resources *	1,657,534	1,563,241
Mega Uranium *	7,879,485	2,529,784
Rockgate Capital*	3,478,759	4,048,721
Uex *	4,821,685	3,579,860
Uranium One	10,321,616	31,067,370

TOTAL CANADA		106,997,598

SOUTH AFRICA— 0.9%

Basic Materials — 0.9%
First Uranium *	6,368,957	1,757,262

UNITED KINGDOM— 5.7%

Basic Materials — 5.7%
Kalahari Minerals *	3,115,703	11,487,028

UNITED STATES— 18.6%

Basic Materials — 18.6%
Uranerz Energy *	2,875,414	6,555,944
Uranium Energy *	3,020,489	10,148,843
Uranium Resources *	6,728,240	8,073,888
Ur-Energy *	3,808,383	4,912,814

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2011

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
USEC *	3,496,425	$7,342,493

TOTAL UNITED STATES		37,033,982

TOTAL COMMON STOCK (Cost $321,831,768)		199,468,621

TOTAL INVESTMENTS — 100.1% (Cost $321,831,768)		$199,468,621

Percentages are based on Net Assets of $199,348,996.

*	Non-income producing security.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$199,468,621	$—	$—	$199,468,621

Total Investments in Securities	$199,468,621	$—	$—	$199,468,621

	Level 1	Level 2	Level 3	Total
Other Financial Instruments**	$—	$44,193	$—	$44,193

** Other Financial Instruments includes net unrealized appreciation on spot foreign currency contracts.

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2011

Global X Lithium ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

AUSTRALIA— 11.5%

Basic Materials — 11.5%
Galaxy Resources *	7,058,653	$4,834,948
Orocobre *	2,022,540	2,536,301
Reed Resources *	5,077,303	1,952,912
Talison Lithium *	854,808	2,976,005

TOTAL AUSTRALIA		12,300,166

CANADA— 10.1%

Basic Materials — 9.2%
Avalon Rare Metals *	849,507	2,829,702
Canada Lithium *	7,407,619	3,790,394
Lithium Americas *	1,296,751	1,353,086
Lithium One *	1,871,434	1,933,959

		9,907,141

Industrials — 0.9%
Electrovaya *	801,485	997,132

TOTAL CANADA		10,904,273

CHILE— 24.3%

Basic Materials — 24.3%
Sociedad Quimica y Minera de Chile ADR	446,020	26,092,170

CHINA— 1.1%

Industrials — 1.1%
China BAK Battery *	1,261,185	1,160,416

FRANCE— 5.3%

Industrials — 5.3%
Saft Groupe	187,961	5,723,063

HONG KONG— 1.0%

Industrials — 1.0%
Coslight Technology International Group *	3,667,792	1,071,750

JAPAN— 5.2%

Basic Materials — 5.2%
GS Yuasa	1,033,000	5,525,902

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2011

Global X Lithium ETF

	Shares	Value
COMMON STOCK — continued

UNITED STATES— 41.4%
Basic Materials — 29.1%
FMC	253,529	$20,000,903
Rockwood Holdings *	242,383	11,159,313

		31,160,216

Industrials — 12.3%
A123 Systems *	1,083,314	3,715,767
Advanced Battery Technologies *	2,259,529	2,147,682
Exide Technologies *	666,838	3,000,771
Ultralife *	386,893	1,748,756
Valence Technology *	2,704,644	2,593,754

		13,206,730

TOTAL UNITED STATES		44,366,946

TOTAL COMMON STOCK (Cost $134,127,260)		107,144,686

TOTAL INVESTMENTS — 99.9% (Cost $134,127,260)		$107,144,686

Percentages are based on Net Assets of $107,300,624.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,144,686	$—	$—	$107,144,686

Total Investments in Securities	$107,144,686	$—	$—	$107,144,686

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2011

Global X Aluminum ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.1%

AUSTRALIA— 6.1%

Basic Materials — 6.1%
Alumina	144,553	$225,448

CHINA— 15.3%

Basic Materials — 15.3%
Aluminum Corp of China, Cl H	280,062	156,461
China Hongqiao Group *	369,535	218,815
China Zhongwang Holdings *	513,860	171,981
XinRen Aluminum Holdings *	98,666	24,370

TOTAL CHINA		571,627

GREECE— 4.1%

Basic Materials — 4.1%
Mytilineos Holdings	32,843	153,638

HONG KONG— 4.9%

Basic Materials — 4.9%
Minmetals Resources * [1]	357,384	183,557

JAPAN— 12.8%

Basic Materials — 12.8%
Alconix	1,798	39,922
Nippon Light Metal	115,349	171,237
Sky Aluminum	31,799	96,040
Sumitomo Light Metal Industries	193,517	168,405

TOTAL JAPAN		475,604

MALAYSIA— 1.6%

Basic Materials — 1.6%
Press Metal	94,840	59,681

NORWAY— 6.6%

Basic Materials — 6.6%
Norsk Hydro	46,890	245,064

RUSSIA— 4.5%

Basic Materials — 4.5%
United RUSAL *	180,046	166,870

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2011

Global X Aluminum ETF

	Shares	Value
COMMON STOCK — continued

SINGAPORE— 3.3%

Basic Materials — 3.3%
Midas Holdings	372,774	$123,258

SOUTH KOREA— 0.9%

Basic Materials — 0.9%
Daeho AL	6,518	15,653
Dayou Smart Aluminum	12,103	15,566

TOTAL SOUTH KOREA		31,219

UNITED KINGDOM— 16.1%

Basic Materials — 16.1%
Rio Tinto	10,997	598,652

UNITED STATES— 23.9%

Basic Materials — 23.9%
Alcoa	34,601	372,306
Century Aluminum *	18,648	208,112
Kaiser Aluminum	4,331	201,218
Noranda Aluminum Holding	11,704	108,379

TOTAL UNITED STATES		890,015

TOTAL COMMON STOCK (Cost $5,249,501)		3,724,633

TOTAL INVESTMENTS — 100.1% (Cost $5,249,501)		$3,724,633

Percentages are based on Net Assets of $3,722,753.

*	Non-income producing security.
1

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31 2011 was $183,557 and represents 4.9% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2011

Global X Aluminum ETF

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$225,448	$-	$-	$225,448
China	571,627	-	-	571,627
Greece	153,638	-	-	153,638
Hong Kong	-	-	183,557	183,557
Japan	475,604	-	-	475,604
Malaysia	59,681	-	-	59,681
Norway	245,064	-	-	245,064
Russia	166,870	-	-	166,870
Singapore	123,258	-	-	123,258
South Korea	31,219	-	-	31,219
United Kingdom	598,652	-	-	598,652
United States	890,015	-	-	890,015

Total Investments in Securities	$3,541,076	$-	$183,557	$3,724,633

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Hong Kong
Investments in Common Stock
Beginning balance as of January 4, 2011	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	183,557
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$183,557

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2011 is $—.

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $183,557.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the transfer was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period. The Fund’s policy is to transfer investments into/out of Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2011

Global X Pure Gold Miners ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.6%

AUSTRALIA— 9.4%

Basic Materials — 9.4%
Centamin Egypt *	97,524	$172,209
CGA Mining *	27,448	68,296
Medusa Mining	15,933	111,654
Perseus Mining *	39,532	130,392

TOTAL AUSTRALIA		482,551

CANADA— 38.0%

Basic Materials — 38.0%
Alamos Gold	11,346	210,027
Aurizon Mines *	14,999	84,874
Centerra Gold	12,528	248,373
China Gold International Resources *	23,665	71,467
Detour Gold *	7,138	236,334
Eldorado Gold	13,486	253,429
Kinross Gold	15,252	217,448
Kirkland Lake Gold *	5,619	105,029
Lake Shore Gold *	35,251	52,344
Osisko Mining *	18,172	219,151
Romarco Minerals *	49,129	48,306
SEMAFO *	26,618	204,302

TOTAL CANADA		1,951,084

CHINA— 3.4%

Basic Materials — 3.4%
Real Gold Mining [1,2]	22,800	17,433
Zhaojin Mining Industry	85,545	153,724

TOTAL CHINA		171,157

JERSEY— 5.4%

Basic Materials — 5.4%
Randgold Resources ADR	2,532	277,431

SOUTH AFRICA— 17.0%

Basic Materials — 17.0%
AngloGold Ashanti ADR	5,950	269,000

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2011

Global X Pure Gold Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Basic Materials — continued
Gold Fields ADR	16,086	$280,379
Great Basin Gold *	43,224	60,714
Harmony Gold Mining ADR	20,085	263,716

TOTAL SOUTH AFRICA		873,809

TURKEY— 4.0%

Basic Materials — 4.0%
Koza Altin Isletmeleri	15,016	206,100

UNITED KINGDOM— 5.5%

Basic Materials — 5.5%
African Barrick Gold	10,508	91,255
Petropavlovsk	16,145	191,229

TOTAL UNITED KINGDOM		282,484

UNITED STATES— 16.9%

Basic Materials — 16.9%
Alacer Gold *	23,863	275,333
Allied Nevada Gold *	6,308	239,578
Gold Resource	4,587	103,208
Polyus Gold International GDR *	75,670	248,198

TOTAL UNITED STATES		866,317

TOTAL COMMON STOCK (Cost $5,225,216)		5,110,933

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030% (Cost $11,355)	$11,355	11,355

TOTAL INVESTMENTS — 99.8% (Cost $5,236,571)		$5,122,288

Percentages are based on Net Assets of $5,133,986.

*	Non-income producing security.
[1]

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31 2011 was $17,433 and represents 0.3% of Net Assets.

[2]	Security considered illiquid. The total value of such security as of October 31, 2011 was $17,433 and represents 0.3% of Net Assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2011

Global X Pure Gold Miners ETF

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$482,551	$-	$-	$482,551
Canada	1,951,084	-	-	1,951,084
China	153,724	-	17,433	171,157
Jersey	277,431	-	-	277,431
South Africa	873,809	-	-	873,809
Turkey	206,100	-	-	206,100
United Kingdom	282,484	-	-	282,484
United States	866,317	-	-	866,317

Total Common Stock	5,093,500	-	17,433	5,110,933

Time Deposit	-	11,355	-	11,355

Total Investments in Securities	$5,093,500	$11,355	$17,433	$5,122,288

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

China
Investments in Common Stock
Beginning balance as of March 14, 2011	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases
Net sales	-
Transfers into Level 3	17,433
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$17,433

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2011 is $—.

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $17,433.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the transfer change was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period. The Fund’s policy is to transfer investments into/out of Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2011

Global X Oil Equities ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK —100.00%

CANADA— 38.2%

Oil & Gas — 38.2%
Baytex Energy	2,628	$138,929
Canadian Natural Resources	3,578	126,219
Cenovus Energy	3,779	129,428
Crescent Point Energy	3,003	128,280
Enerplus	4,681	130,188
Imperial Oil	3,294	136,426
MEG Energy *	2,859	128,966
Nexen	6,283	106,721
Pengrowth Energy	11,788	122,997
Suncor Energy	4,207	134,026

TOTAL CANADA		1,282,180

UNITED STATES— 61.8%

Oil & Gas — 61.8%
Apache	1,300	129,519
Berry Petroleum, Cl A	2,670	92,248
Brigham Exploration *	4,455	162,229
Clayton Williams Energy *	2,344	153,157
Concho Resources *	1,465	138,765
ConocoPhillips	1,995	138,952
Continental Resources *	2,335	141,618
Denbury Resources *	8,367	131,362
Devon Energy	1,979	128,536
Noble Energy	1,531	136,780
Northern Oil and Gas *	6,380	154,205
Pioneer Natural Resources	1,738	145,818
Range Resources	2,036	140,158
SM Energy	1,751	145,175
Whiting Petroleum *	2,846	132,481

TOTAL UNITED STATES		2,071,003

TOTAL COMMON STOCK (Cost $3,796,521)		3,353,183

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2011

Global X Oil Equities ETF

	Face Amount	Value
TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030% (Cost $941)	$941	$941

TOTAL INVESTMENTS — 100.0% (Cost $3,797,462)		$3,354,124

Percentages are based on Net Assets of $3,355,537.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,353,183	$—	$—	$3,353,183
Time Deposit	—	941	—	941

Total Investments in Securities	$3,353,183	$941	$—	$3,354,124

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2011

Global X S&P/TSX Venture 30 Canada ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 101.4%

CANADA— 101.4%

Basic Materials — 55.4%
Allana Potash *	160,989	$176,059
Atac Resources *	6,760	28,486
Aurcana *	76,769	57,767
Barisan Gold * [1,2]	4,920	—
Bear Creek Mining *	35,145	135,051
Canaco Resources *	34,138	55,829
Clifton Star Resources * [1,2]	15,605	34,914
East Asia Minerals *	35,207	31,085
Gold Canyon Resources *	22,405	65,864
Great Western Minerals Group *	109,534	70,334
Hana Mining *	56,542	90,767
New Millennium Iron *	37,901	62,744
Orbite Aluminae *	89,253	246,258
Orko Silver *	27,320	55,917
Quest Rare Minerals *	23,587	78,095
Rainy River Resources *	15,621	116,292
Rio Alto Mining *	37,018	103,251
Sandstorm Gold *	36,535	46,553
Stans Energy *	61,296	55,349
Trelawney Mining and Exploration *	22,972	84,356

		1,594,971

Consumer Services — 9.9%
Entertainment Media *	547,686	285,740

Oil & Gas — 36.1%
Arcan Resources *	20,690	110,643
Ithaca Energy *	66,427	147,956
Novus Energy *	53,767	44,235
Painted Pony Petroleum, Cl A *	9,410	115,088
Petrolia *	24,178	43,179
Pinecrest Energy *	52,084	126,461
Renegade Petroleum *	18,700	50,657
Shamaran Petroleum, Common Subscription Receipt *	112,772	44,127
Sterling Resources *	71,168	128,526
Surge Energy, Common Subscription Receipt *	14,031	123,600

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2011

Global X S&P/TSX Venture 30 Canada ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — continued
Wild Stream Exploration *	10,832	$107,157

		1,041,629

TOTAL CANADA		2,922,340

TOTAL COMMON STOCK (Cost $3,620,922)		2,922,340

TOTAL INVESTMENTS — 101.4% (Cost $3,620,922)	.	$2,922,340

Percentages are based on Net Assets of $2,881,731.

* Non-income producing security.
[1]

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31 2011 was $34,914 and represents 1.2% of Net Assets.

[2]	Securities considered illiquid. The total value of such securities as of October 31, 2011 was $34,914 and represents 1.2% of Net Assets.

Cl — Class

Amounts designated as”—”are $0 or rounded to zero.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada
Basic Materials	$1,560,057	$-	$34,914	$1,594,971
Consumer Services	285,740	-	-	285,740
Oil & Gas	1,041,629	-	-	1,041,629

Total Investments in Securities	$2,887,426	$-	$34,914	$2,922,340

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Canada
Investments in Common Stock
Beginning balance as of March 16, 2011	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	34,914
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$34,914

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2011 is $—.

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2011

Global X S&P/TSX Venture 30 Canada ETF

For the period ended October 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $34,914.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the transfer was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period. The Fund’s policy is to transfer investments into/out of Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2011

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 94.6%

AUSTRALIA— 10.0%

Basic Materials — 10.0%
Incitec Pivot	477,357	$1,760,629
Nufarm *	349,232	1,740,732

TOTAL AUSTRALIA		3,501,361

CANADA— 11.8%

Basic Materials — 11.8%
Agrium	23,224	1,914,867
Allana Potash *	147,162	160,938
Hanfeng Evergreen *	50,948	157,950
Migao *	49,666	192,844
Potash Corp. of Saskatchewan	36,342	1,720,282

TOTAL CANADA		4,146,881

CHILE— 5.4%

Basic Materials — 5.4%
Sociedad Quimica y Minera de Chile ADR	32,758	1,916,343

CHINA— 5.1%

Basic Materials — 5.1%
China BlueChemical	2,249,255	1,783,537

HONG KONG— 2.6%

Basic Materials — 2.6%
Sinofert Holdings	2,700,425	903,792

ISRAEL— 7.5%

Basic Materials — 7.5%
Israel	1,637	1,207,067
Israel Chemicals	118,466	1,427,088

TOTAL ISRAEL		2,634,155

JAPAN— 1.0%

Basic Materials — 1.0%
Nihon Nohyaku	75,071	334,332

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2011

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued

NORWAY— 4.8%

Basic Materials — 4.8%
Yara International	35,706	$1,702,426

RUSSIA— 5.9%

Basic Materials — 5.9%
Uralkali GDR	47,664	2,068,618

SOUTH KOREA— 1.3%

Basic Materials — 1.3%
Namhae Chemical	27,512	273,425
Dongbu HiTek *	27,009	200,894

TOTAL SOUTH KOREA		474,319

SWITZERLAND— 4.9%

Basic Materials — 4.9%
Syngenta	5,652	1,730,007

TAIWAN— 4.2%

Basic Materials — 4.2%
Taiwan Fertilizer	568,798	1,487,327

TURKEY— 1.2%

Basic Materials — 1.2%
Bagfas Bandirma Gubre Fabrik	2,819	268,051
Gubre Fabrikalari *	22,500	154,729

TOTAL TURKEY		422,780

UNITED STATES— 28.9%

Basic Materials — 28.9%
CF Industries Holdings	13,999	2,355,529
Intrepid Potash *	64,497	1,794,951
K+S	25,424	1,618,425
Mosaic	27,728	1,623,752
Scotts Miracle-Gro, Cl A	32,004	1,552,514
Terra Nitrogen	7,107	1,210,962

TOTAL UNITED STATES		10,156,133

TOTAL COMMON STOCK (Cost $36,131,100)		33,262,011

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2011

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 5.4%

BRAZIL— 5.4%
Basic Materials — 5.4%

Vale Fertilizantes (Cost $1,917,202)	133,943	$1,890,731

TIME DEPOSIT — 0.0%

Brown Brothers Harriman, 0.030% (Cost $18,586)	$18,586	18,586

TOTAL INVESTMENTS — 100.00% (Cost $38,066,888)		$35,171,328

Percentages are based on Net Assets of $35,159,811.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,262,011	$—	$—	$33,262,011
Preferred Stock	1,890,731	—	—	1,890,731
Time Deposit	—	18,586	—	18,586

Total Investments in Securities	$35,152,742	$18,586	$—	$35,171,328

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

35

STATEMENTS OF ASSETS AND LIABILITIES October 31, 2011

	Global X Gold Explorers ETF	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Uranium ETF
Assets:
Cost of Investments	$33,902,009	$380,758,075	$52,236,937	$321,831,768
Cost of Foreign Currency	—	—	15,874	39

Investments at Value	$27,405,549	$362,947,921	$45,491,213	$199,468,621
Foreign Currency at Value	2	—	17,301	39
Unrealized Appreciation on Spot Foreign Currency Contracts	—	—	—	44,922
Dividend and Interest Receivable	—	—	14,306	—
Receivable for Capital Shares Sold	—	14,196,000	—	—
Receivable for Investment Securities Sold	—	31,085,908	3,298,632	5,133,770
Reclaim Receivable	—	—	11,937	—

Total Assets	27,405,551	408,229,829	48,833,389	204,647,352

Liabilities:

Payable for Investment Securities Purchased	—	30,722,954	3,293,761	—
Payable for Capital Shares Redeemed	—	14,196,000	—	—
Payable due to Investment Adviser	13,691	193,067	22,415	104,087
Unrealized Depreciation on Spot Foreign Currency Contracts	—	—	—	729
Overdraft of Foreign Currency*	—	12,204	—	—
Due to Custodian	—	—	—	5,193,540

Total Liabilities	13,691	45,124,225	3,316,176	5,298,356

Net Assets	$27,391,860	$363,105,604	$45,517,213	$199,348,996

*Proceeds of Foreign Currency	$—	$12,296	$—	$—

Net Assets Consist of:

Paid-in Capital	$34,227,105	$396,045,094	$50,411,377	$345,722,055
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Investment Loss	(98,158)	(97,015)	1,198,992	(393,842)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(240,629)	(14,972,486)	648,987	(23,611,994)
Net Unrealized Depreciation on Investments	(6,496,460)	(17,810,154)	(6,745,724)	(122,363,147)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	2	(59,835)	3,581	(4,076)

Net Assets	$27,391,860	$363,105,604	$45,517,213	$199,348,996

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,050,000	15,350,000	3,050,000	19,750,000

Net Asset Value, Offering and Redemption Price Per Share	$13.36	$23.66	$14.92	$10.09

The accompanying notes are an integral part of the financial statements.

36

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011

	Global X Lithium ETF	Global X Aluminum ETF	Global X Pure Gold Miners ETF	Global X Oil Equities ETF
Assets:
Cost of Investments	$134,127,260	$5,249,501	$5,236,571	$3,797,462
Cost of Foreign Currency	44,698	453	1,981	—

Investments at Value	$107,144,686	$3,724,633	$5,122,288	$3,354,124
Cash	—	—	—	—
Foreign Currency at Value	44,388	44,196	2,035	—
Receivable for Investment Securities Sold	190,075	—	—	—
Receivable from Broker	—	—	10,476	—
Dividend and Interest Receivable	—	2,710	1,348	3,340

Total Assets	107,379,149	3,771,539	5,136,147	3,357,464

Liabilities:

Payable due to Investment Adviser	64,586	2,040	2,161	1,281
Payable for Investments Securities Purchased	—	43,746	—	—
Due to Custodian	13,939	3,000	—	—
Overdraft of Foreign Currency*	—	—	—	646

Total Liabilities	78,525	48,786	2,161	1,927

Net Assets	$107,300,624	$3,722,753	$5,133,986	$3,355,537

*Proceeds of Foreign Currency	$—	$44,199	$—	$640

Net Assets Consist of:

Paid-in Capital	$141,861,582	$5,266,176	$5,249,500	$3,854,000
Undistributed (Distributions in Excess of) Net Investment Income	(70,303)	20,250	1,087	8,451
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(7,507,772)	(38,768)	(2,415)	(63,561)
Net Unrealized Depreciation on Investments	(26,982,574)	(1,524,868)	(114,283)	(443,338)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(309)	(37)	97	(15)

Net Assets	$107,300,624	$3,722,753	$5,133,986	$3,355,537

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,750,000	350,000	350,000	250,000

Net Asset Value, Offering and Redemption Price Per Share	$15.90	$10.64	$14.67	$13.42

The accompanying notes are an integral part of the financial statements.

37

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011

	Global X S&P/TSX Venture 30 Canada ETF	Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$3,620,922	$38,066,888
Cost of Foreign Currency	—	7,453

Investments at Value	$2,922,340	$35,171,328
Foreign Currency at Value	—	7,501
Dividend and Interest Receivable	—	84,055

Total Assets	2,922,340	35,262,884

Liabilities:

Payable for Investment Securities Purchased	—	83,911

Due to Custodian	38,976	—
Payable due to Investment Adviser	1,633	19,162

Total Liabilities	40,609	103,073

Net Assets	$2,881,731	$35,159,811

Net Assets Consist of:
Paid-in Capital	$4,112,312	$37,904,500
Undistributed (Accumulated Net Investment Loss) Net Investment Income	(20,517)	100,542
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(511,482)	50,216
Net Unrealized Depreciation on Investments	(698,582)	(2,895,560)
Net Unrealized Appreciation on Foreign Currency Translations	—	113

Net Assets	$2,881,731	$35,159,811

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,000	2,500,000

Net Asset Value, Offering and Redemption Price Per Share	$11.53	$14.06

The accompanying notes are an integral part of the financial statements.

38

STATEMENTS OF OPERATIONS
For the year or period ended October 31, 2011

	Global X Gold Explorers ETF(1)	Global X Silver Miners ETF	Global X Copper Miners ETF		Global X Uranium ETF(2)		Global X Lithium ETF
Investment Income:
Dividend Income	$—	$3,674,222	$2,126,111		$3,297,916		$923,339
Interest Income	179	834	104		8,768		464
Security Lending Income	—	—	—		282,315		—
Less: Foreign Taxes Withheld	—	(204,683)	(107,624)		(142,156)		(162,568)

Total Investment Income	179	3,470,373	2,018,591		3,446,843		761,235

Supervision and Administration Fees(3)	150,948	2,773,066	512,493		1,323,783		1,085,885

Total Expenses	150,948	2,773,066	512,493		1,323,783		1,085,885

Net Expenses	150,948	2,773,066	512,493		1,323,783		1,085,885

Net Investment Income (Loss)	(150,769)	697,307	1,506,098		2,123,060		(324,650)

Net Realized Gain (Loss) on:

Investments	422,302 (4)	49,262,824 (4)	(8,180,300	) (4)	(19,699,769	) (4)	(1,133,362	) (4)
Foreign Currency	173,785	643,864	101,875		(73,987)		(323,067)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	596,087	49,906,688	(8,078,425)		(19,773,756)		(1,456,429)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,496,460)	(47,107,335)	(7,509,616)		(122,363,147)		(34,182,113)
Foreign Currency Transactions	2	(60,021)	3,432		(4,076)		(892)

Net Change in Unrealized Depreciation on Investments and Foreign Currency	(6,496,458)	(47,167,356)	(7,506,184)		(122,367,223)		(34,183,005)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(5,900,371)	2,739,332	(15,584,609)		(142,140,979)		(35,639,434)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,051,140)	$3,436,639	$(14,078,511)		$(140,017,919)		$(35,964,084)

(1)	The Fund commenced operations on November 3, 2010.
(2)	The Fund commenced operations on November 4, 2010.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

39

STATEMENTS OF OPERATIONS
For the period ended October 31, 2011

	Global X Aluminum ETF(1)		Global X Pure Gold Miners ETF(2)	Global X Oil Equities ETF(2)	Global X S&P/TSX Venture 30 Canada ETF(3)		Global X Fertilizers/Potash ETF(4)

Investment Income:
Dividend Income	$59,847		$17,764	$21,110	$—		$188,380
Interest Income	134		4	1	11		8
Less: Foreign Taxes Withheld	(3,861)		(2,161)	(2,112)	(416)		(26,936)

Total Investment Income	56,120		15,607	18,999	(405)		161,452

Supervision and Administration Fees(5)	25,317		13,407	10,453	15,687		69,793

Total Expenses	25,317		13,407	10,453	15,687		69,793

Net Expenses	25,317		13,407	10,453	15,687		69,793

Net Investment Income (Loss)	30,803		2,200	8,546	(16,092)		91,659

Net Realized Gain (Loss) on:
Investments	(99,593	) (6)	(2,406)	(63,561)	(399,170	) (6)	32,332
Foreign Currency Transactions	(10,552)		(1,122)	(95)	(4,425)		26,767

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(110,145)		(3,528)	(63,656)	(403,595)		59,099

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(1,524,868)		(114,283)	(443,338)	(698,582)		(2,895,560)
Foreign Currency Transactions	(37)		97	(15)	—		113

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(1,524,905)		(114,186)	(443,353)	(698,582)		(2,895,447)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(1,635,050)		(117,714)	(507,009)	(1,102,177)		(2,836,348)

Net Decrease in Net Assets Resulting from Operations	$(1,604,247)		$(115,514)	$(498,463)	$(1,118,269)		$(2,744,689)

(1)	The Fund commenced operations on January 4, 2011.
(2)	The Fund commenced operations on March 14, 2011.
(3)	The Fund commenced operations on March 16, 2011.
(4)	The Fund commenced operations on May 25, 2011.
(5)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(6)	Includes realized losses as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

40

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Gold Explorers ETF	Global X Silver Miners ETF
	Period Ended October 31, 2011(1)	Year Ended October 31, 2011	Period Ended October 31, 2010(2)
Operations:
Net Investment Income (Loss)	$(150,769)	$697,307	$229,608
Net Realized Gain on Investments and Foreign Currency Transactions	596,087 (3)	49,906,688 (3)	276,359 (4)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(6,496,458)	(47,167,356)	29,297,367

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,051,140)	3,436,639	29,803,334

Dividends and Distributions:
Net Investment Income	—	(3,208,369)	—

Total Dividends and Distributions	—	(3,208,369)	—

Capital Share Transactions:
Issued	41,769,000	449,418,000	143,459,000
Redeemed	(8,326,000)	(258,212,500)	(1,590,500)

Increase in Net Assets from Capital Share Transactions	33,443,000	191,205,500	141,868,500

Total Increase in Net Assets	27,391,860	191,433,770	171,671,834

Net Assets:
Beginning of Period	—	171,671,834	—

End of Period	$27,391,860	$363,105,604	$171,671,834

Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	$(98,158)	$(97,015)	$221,096

Share Transactions:
Issued	2,550,000	17,400,000	8,600,000
Redeemed	(500,000)	(10,550,000)	(100,000)

Net Increase in Shares Outstanding from Share Transactions	2,050,000	6,850,000	8,500,000

(1)	The Fund commenced operations on November 3, 2010.
(2)	The Fund commenced operations on April 19, 2010.
(3)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(4)	Includes realized gains as a result of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

41

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Copper Miners ETF			Global X Uranium ETF
	Year Ended October 31, 2011		Period Ended October 31, 2010(1)	Period Ended October 31, 2011(2)
Operations:
Net Investment Income	$1,506,098		$1,341	$2,123,060
Net Realized Loss on Investments and Foreign Currency Transactions	(8,078,425	) (3)	(6,805)	(19,773,756	) (3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(7,506,184)		764,041	(122,367,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,078,511)		758,577	(140,017,919)

Dividends and Distributions:
Net Investment Income	(388,853)		—	(2,682,085)

Total Dividends and Distributions	(388,853)		—	(2,682,085)

Capital Share Transactions:
Issued	116,788,000		29,170,000	406,784,000
Redeemed	(86,732,000)		—	(64,735,000)

Increase in Net Assets from Capital Share Transactions	30,056,000		29,170,000	342,049,000

Total Increase in Net Assets	15,588,636		29,928,577	199,348,996

Net Assets:
Beginning of Period	29,928,577		—	—

End of Period	$45,517,213		$29,928,577	$199,348,996

Undistributed (Distributions in Excess of) Net Investment Income	$1,198,992		$4,749	$(393,842)

Share Transactions:
Issued	6,150,000		1,800,000	23,900,000
Redeemed	(4,900,000)		—	(4,150,000)

Net Increase in Shares Outstanding from Share Transactions	1,250,000		1,800,000	19,750,000

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on November 4, 2010.
(3)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

42

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Lithium ETF			Global X Aluminum ETF
	Year Ended October 31, 2011		Period Ended October 31, 2010(1)	Period Ended October 31, 2011(2)
Operations:
Net Investment Income (Loss)	$(324,650)		$(60,245)	$30,803
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,456,429	)(3)	114,188	(110,145	)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(34,183,005)		7,200,122	(1,524,905)

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,964,084)		7,254,065	(1,604,247)

Dividends and Distributions:
Net Investment Income	(1,533,031)		—	—
Net Realized Gains	(105,326)		—	—

Total Dividends and Distributions	(1,638,357)		—	—

Capital Share Transactions:
Issued	140,851,000		71,062,500	5,989,000
Redeemed	(74,264,500)		—	(662,000)

Increase in Net Assets from Capital Share Transactions	66,586,500		71,062,500	5,327,000

Total Increase in Net Assets	28,984,059		78,316,565	3,722,753

Net Assets:
Beginning of Period	78,316,565		—	—

End of Period	$107,300,624		$78,316,565	$3,722,753

Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(70,303)		$(50,941)	$20,250

Share Transactions:
Issued	6,550,000		3,950,000	400,000
Redeemed	(3,750,000)		—	(50,000)

Net Increase in Shares Outstanding from Share Transactions	2,800,000		3,950,000	350,000

(1)	The Fund commenced operations on July 22, 2010.
(2)	The Fund commenced operations on January 4, 2011.
(3)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

43

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Pure Gold Miners ETF	Global X Oil Equities ETF	Global X S&P/ TSX Venture 30 Canada ETF		Global X Fertilizers/Potash ETF
	Period Ended October 31, 2011(1)	Period Ended October 31, 2011(1)	Period Ended October 31, 2011(2)		Period Ended October 31, 2011(3)
Operations:
Net Investment Income (Loss)	$2,200	$8,546	$(16,092)		$91,659
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,528)	(63,656)	(403,595	)(4)	59,099
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(114,186)	(443,353)	(698,582)		(2,895,447)

Net Decrease in Net Assets Resulting from Operations	(115,514)	(498,463)	(1,118,269)		(2,744,689)

Capital Share Transactions:
Issued	5,249,500	3,854,000	6,060,000		37,904,500
Redeemed	—	—	(2,060,000)		—

Increase in Net Assets from Capital Share Transactions	5,249,500	3,854,000	4,000,000		37,904,500

Total Increase in Net Assets	5,133,986	3,355,537	2,881,731		35,159,811

Net Assets:
Beginning of Period	—	—	—		—

End of Period	$5,133,986	$3,355,537	$2,881,731		$35,159,811

Undistributed Net Investment Income/Accumulated Net Investment Loss	$1,087	$8,451	$(20,517)		$100,542

Share Transactions:
Issued	350,000	250,000	400,000		2,500,000
Redeemed	—	—	(150,000)		—

Net Increase in Shares Outstanding from Share Transactions	350,000	250,000	250,000		2,500,000

(1)	The Fund commenced operations on March 14, 2011
(2)	The Fund commenced operations on March 16, 2011
(3)	The Fund commenced operations on May 25, 2011
(4)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

44

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period ($)		Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Assets Value, End of Period ($)	Total Return (%)**	Net Asset End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Gold Explorers ETF(1)
2011	15.49	(0 .10)	(2.03)	(2.13)	—	—	—	13 .36	(13 .75)	27,392	0.65	†	(0 .65	)†	29.96	††
Global X Silver Miners ETF
2011	20 .20	0 .04	3 .66	3 .70	(0.24)	—	(0.24)	23 .66	18 .20	363,106	0.65		0 .16		26.50
2010(2)	14 .50	0 .05	5 .65	5 .70	—	—	—	20 .20	39 .31	171,672	0 .65	†	0 .61	†	0 .35	††
Global X Copper Miners ETF
2011	16 .63	0 .35	(1 .97)	(1 .62)	(0.09)	—	(0.09)	14 .92	(9 .85)	45,517	0.65		1 .91		15.78
2010(2)	14 .40	—	2 .23	2 .23	—	—	—	16 .63	15 .49	29,929	0 .65	†	0 .06	†	1 .36	††
Global X Uranium ETF(3)
2011	16.78	0 .15	(6.45)	(6.30)	(0.39)	—	(0.39)	10 .09	(38 .70)	199,349	0.69	†	1 .10	†	24.17	††
Global X Lithium ETF
2011	19 .83	(0 .04)	(3 .62)	(3 .66)	(0.25)	(0.02)	(0.27)	15 .90	(18 .86)	107,301	0.75		(0 .22)		24.87
2010(4)	15 .51	(0 .03)	4 .35	4 .32	—	—	—	19 .83	27 .85	78,317	0 .75	†	(0 .62	)†	5 .55	††

(1)	The Fund commenced operations on November 3, 2010.
(2)	The Fund commenced operations on April 19, 2010.
(3)	The Fund commenced operations on November 4, 2010.
(4)	The Fund commenced operations on July 22, 2010.
*	Per share data calculated using average shares method.
**

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

45

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

Net Asset Value, Beginning of Period ($)		Net Investment Income (Loss) ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)
Global X Aluminum ETF(1)
2011	15.27	0 .09	(4.72)	(4.63)	—	—	—	10 .64	(30 .32)	3,723	0.69	†	0 .84†	15.47	††
Global X Pure Gold Miners ETF(2)
2011	15.15	0.01	(0.49)	(0.48)	—	—	—	14 .67	(3 .17)	5,134	0.59	†	0 .10†	7.61	††
Global X Oil Equities ETF(2)
2011	15.08	0 .04	(1.70)	(1.66)	—	—	—	13 .42	(11 .01)	3,356	0.49	†	0 .40†	25.30	††
Global X S&P/TSX Venture 30 Canada ETF(3)
2011	15.04	(0 .07)	(3.44)	(3.51)	—	—	—	11 .53	(23 .34)	2,882	0.75	†	(0 .77)†	28.23	††
Global X Fertilizers/Potash ETF(4)
2011	15.05	0 .06	(1.05)	(0.99)	—	—	—	14 .06	(6 .58)	35,160	0.69	†	0 .90†	7.55	††

(1)	The Fund commenced operations on January 4, 2011.
(2)	The Fund commenced operations on March 14, 2011.
(3)	The Fund commenced operations on March 16, 2011.
(4)	The Fund commenced operations on May 25, 2011.
*	Per share data calculated using average shares method.
**

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2011

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighty-six portfolios as of October 31, 2011. The financial statements herein and the related notes pertain to the Global X Gold Explorers ETF, Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Aluminum ETF, Global X Pure Gold Miners ETF (formerly, Global X Gold Miners ETF), Global X Oil Equities ETF, Global X S&P/TSX Venture 30 Canada ETF (formerly, Global X S&P/TSX Venture Canada ETF) and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been

47

NOTES TO FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there were $—, $183,557, $17,433 and $34,914 of fair valued securities in the Global X Copper Miners ETF, Global X Aluminum ETF, Global X Pure Gold Miners ETF and Global X S&P/TSX 30 Canada ETF, respectively. There were no other securities priced using the fair value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund’s calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Global X Management Company LLC the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

48

NOTES TO FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2011 there has been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES -- It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds’ do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net

49

NOTES TO FINANCIAL STATEMENTS (CONTINUED) OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSLATION (concluded)

realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS -- The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Global X Gold Explorers ETF	50,000	$1,000	$668,000	$1,000
Global X Silver Miners ETF	50,000	1,000	1,183,000	1,000
Global X Copper Miners ETF	50,000	1,000	746,000	1,000
Global X Uranium ETF	50,000	1,000	504,500	1,000
Global X Lithium ETF	50,000	1,000	795,000	1,000
Global X Aluminum ETF	50,000	1,000	532,000	1,000
Global X Pure Gold Miners ETF	50,000	1,000	733,500	1,000
Global X Oil Equities ETF	50,000	1,000	671,000	1,000
Global X S&P/TSX Venture 30 Canada ETF	50,000	1,000	576,500	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	703,000	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to

50

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

3. RELATED PARTY TRANSACTIONS (continued)

a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X Gold Explorers ETF	0.65%
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Aluminum ETF	0.69%
Global X Pure Gold Miners ETF	0.59%
Global X Oil Equities ETF	0.49%
Global X S&P/TSX Venture 30 Canada ETF	0.75%
Global X Fertilizer/Potash ETF	0.69%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have entered into an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

51

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2011, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X Gold Explorers ETF	$14,941,625	$7,293,145
Global X Silver Miners ETF	134,584,345	110,590,792
Global X Copper Miners ETF	20,953,861	12,131,584
Global X Uranium ETF	81,305,746	48,936,817
Global X Lithium ETF	47,000,294	35,300,061
Global X Aluminum ETF	960,782	724,946
Global X Pure Gold Miners ETF	292,920	296,694
Global X Oil Equities ETF	897,988	890,942
Global X S&P/TSX Venture 30 Canada ETF	1,800,461	974,864
Global X Fertilizers/Potash ETF	6,442,921	1,806,741

During the period ended October 31, 2011, there were no purchases or sales of long-term U.S. Government securities for the Funds.

52

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended October 31, 2011, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Gold Explorers ETF	$33,432,262	$7,616,073	$654,517
Global X Silver Miners ETF	402,094,872	237,098,769	64,219,953
Global X Copper Miners ETF	102,159,483	79,785,883	(8,966,405)
Global X Uranium ETF	372,214,203	63,051,969	3,912,226
Global X Lithium ETF	100,350,670	47,935,094	4,216,095
Global X Aluminum ETF	5,732,053	618,803	(60,824)
Global X Pure Gold Miners ETF	5,241,873	-	-
Global X Oil Equities ETF	3,853,036	-	-
Global X S&P/TSX Venture 30 Canada ETF	4,829,680	1,635,188	112,312
Global X Fertilizers/Potash ETF	33,295,879	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distribution reclassifications, investment in master limited partnership, foreign currency, redemptions in-kind, sales of passive foreign investment companies, wash sales and net operating losses, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2011.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X Gold Explorers ETF	$784,105	$52,611	$(836,716)
Global X Silver Miners ETF	62,689,228	2,192,951	(64,882,179)
Global X Copper Miners ETF	(8,814,623)	76,998	8,737,625
Global X Uranium ETF	3,673,055	165,183	(3,838,238)
Global X Lithium ETF	4,212,582	1,838,319	(6,050,901)
Global X Aluminum ETF	(60,824)	(10,553)	71,377
Global X Pure Gold Miners ETF	–	(1,113)	1,113
Global X Oil Equities ETF	–	(95)	95
Global X S&P/TSX Venture 30 Canada ETF	112,312	(4,425)	(107,887)
Global X Fertilizers/Potash ETF	–	8,883	(8,883)

These reclassifications have no impact on net assets or net asset value per share.

53

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the last period ended October 31, 2011 and 2010 were as follows:

Global X Funds	Ordinary Income	Return of Capital	Totals
Global X Silver Miners ETF
2011	$3,208,369	$–	$3,208,369
2010	–		–
Global X Copper Miners ETF
2011	$388,853	$–	$388,853
2010	–		–
Global X Uranium ETF
2011	$2,442,914	$239,171	$2,682,085
Global X Lithium ETF
2011	$1,638,357	$–	$1,638,357
2010	–	–	–

As of October 31, 2011, the Components of Tax Basis Distributable Earnings (Accumulated Losses) were as follows:

	Global X Funds
	Global X Gold Explorers ETF	Global X Silver Miners ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$545,816	$–	$2,582,213
Undistributed Long-Term Capital Gain	–	–	15,799
Capital Loss Carryforwards	(130,976)	(8,433,466)	–
Unrealized Depreciation on Investments and Foreign Currency	(7,250,085)	(24,506,024)	(7,492,168)
Other Temporary Differences	–	–	(8)

Total Accumulated Losses	$(6,835,245)	$(32,939,490)	$(4,894,164)

	Global X Funds
	Global X Uranium ETF	Global X Lithium ETF	Global X Aluminum ETF
Undistributed Ordinary Income	$–	$–	$20,251
Capital Loss Carryforwards	(12,705,798)	(7,329,311)	(14,836)
Unrealized Depreciation on Investments and Foreign Currency	(133,623,067)	(27,231,647)	(1,548,838)
Other Temporary Differences	(44,194)	–	–

Total Accumulated Losses	$(146,373,059)	$(34,560,958)	$(1,543,423)

	Global X Funds
	Global X Pure Gold Miners ETF	Global X Oil Equities ETF	Global X S&P/TSX Venture 30 Canada ETF
Undistributed Ordinary Income	$89,967	$8,451	$71,812
Capital Loss Carryforwards	–	(63,419)	(506,011)
Unrealized Depreciation on Investments and Foreign Currency	(205,481)	(443,495)	(796,382)

Total Accumulated Losses	$(115,514)	$(498,463)	$(1,230,581)

54

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

5. TAX INFORMATION (continued)

Global X Funds
Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$132,874
Unrealized Depreciation on Investments and Foreign Currency	(2,877,563)

Total Accumulated Losses	$(2,744,689)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2011, the Funds that had capital loss carryforwards are listed below.

Expiration Date	Global X Silver Miners ETF	Global X Uranium ETF	Global X Lithium ETF
Oct. 2019	$8,433,466	$12,705,798	$7,329,311

Total	$8,433,466	$12,705,798	$7,329,311

During the fiscal year ended October 31, 2011, Global X Copper Miners ETF utilized $10,213 of capital loss carry forwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Gold Explorers ETF	$130,976	$-	$130,976
Global X Aluminum ETF	14,836	-	14,836
Global X Oil Equities ETF	63,419	-	63,419
Global X S&P/TSX Venture 30 Canada ETF	506,011	-	506,011

55

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2011 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Gold Explorers ETF	$34,655,636	$309,199	$(7,559,286)	$(7,250,087)
Global X Silver Miners ETF	387,394,110	28,686,282	(53,132,471)	(24,446,189)
Global X Copper Miners ETF	52,986,962	1,275,388	(8,771,137)	(7,495,749)
Global X Uranium ETF	333,087,612	5,331,759	(138,950,750)	(133,618,991)
Global X Lithium ETF	134,376,024	6,512,285	(33,743,623)	(27,231,338)
Global X Aluminum ETF	5,273,434	196	(1,548,997)	(1,548,801)
Global X Pure Gold Miners ETF	5,327,866	329,160	(534,738)	(205,578)
Global X Oil Equities ETF	3,797,604	72,360	(515,840)	(443,480)
Global X S&P/TSX Venture 30 Canada ETF	3,718,722	121,410	(917,792)	(796,382)
Global X Fertilizers/Potash ETF	38,049,004	401,863	(3,279,539)	(2,877,676)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when

56

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

6. CONCENTRATION OF RISKS (concluded)

there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Commodity related securities, are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. OTHER

At October 31, 2011, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

	Authorized Participants	Percentage of Shares Outstanding
Global X Gold Explorers ETF	4	100%
Global X Silver Miners ETF	5	100%
Global X Copper Miners ETF	4	100%
Global X Uranium ETF	6	100%
Global X Lithium ETF	4	100%
Global X Aluminum ETF	2	100%
Global X Pure Gold Miners ETF	2	100%
Global X Oil Equities ETF	1	100%
Global X S&P/TSX Venture 30 Canada ETF	2	100%
Global X Fertilizers/Potash ETF	4	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected Ernst & Young LLP (“E&Y”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended October 31, 2011. The decision to select E&Y was recommended by the Funds’ Audit Committee on December 21, 2010 and was approved by the Funds’ Board of Trustees on January 28, 2011. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010, neither the Funds, their portfolios, nor anyone on their behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

57

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

8. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Sanville & Company (“Sanville”). The decision not to renew the engagement of Sanville, effective upon its completion of its audit for the fiscal year ended October 31, 2010, and to select E&Y was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. Sanville’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2009 and October 31, 2010 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010 (i) there were no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Sanville, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2011, there were no securities on loan for any of the Funds.

10.	CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

58

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2011

11.	NEW ACCOUNTING PROUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards(“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12.	SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to fiscal year end, on November 11, 2011, the continuation of the Investment Advisory Agreement and Supervision and Administration Agreement for the Funds was considered and approved by the Board of Trustees of the Trust.

Subsequent to fiscal year end, on December, 19, 2011, the Board of Trustees of the Trust, based upon the recommendation of the Adviser, determined to liquidate and terminate the Global X Oil Equities ETF (the “Liquidating Fund”). Due to the Liquidating Fund’s low levels of assets, the Adviser does not believe that it can continue to conduct the Liquidating Fund’s business and operations in an economically efficient manner. As such, the Board concluded that it would be in the best interests of the Liquidating Fund and its shareholders to liquidate and terminate the Liquidating Fund. As of the close of regular trading on the NYSE Arca, Inc. (“NYSE”) on February 16, 2012 (“Closing Date”), the shares of the Liquidating Fund will cease trading on the NYSE and will close to purchases by investors.

Shareholders may sell their holdings in the Liquidating Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from February 17, 2012, through February 27, 2012 (“Liquidation Date”), shareholders only may be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for the Liquidating Fund during this time period. Between the Closing Date and the Liquidation Date, the Liquidating Fund will be in the process of winding up its operations and liquidating its portfolio. This process will result in the Liquidating Fund not tracking its underlying indexes and its cash holdings increasing, which may not be consistent with the Liquidating Fund’s investment objective and strategy.

59

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
OCTOBER 31, 2011

12.	SUBSEQUENT EVENT (concluded)

On or about the Liquidation Date, the Liquidating Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Liquidating Fund will terminate.

Subsequent to fiscal year end, on December 21, 2011, based on the recommendation of the Adviser, the Board of Trustees of the Trust approved the discontinuance of the Global X Philippines PSEi ETF and Global X Shipping ETF, each a separate investment portfolio of the Trust that had never commenced operations.

Subsequent to year end, the following investment portfolios were added to the Trust.

Fund Name

Global X NASDAQ 100 Global Technology Index ETF

Global X NASDAQ 500 ETF

Global X NASDAQ 400 Mid Cap ETF

Global X FTSE Permanent ETF

Subsequent to year end, the following investment portfolios Trust commenced operations.

Fund Name	Commenced Operations
Global X Social Media Index ETF	November 14, 2011
Global X NASDAQ 500 ETF	December 5, 2011
Global X NASDAQ 400 Mid Cap ETF	December 5, 2011
Global X FTSE Greece 20 ETF	December 7, 2011

60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Gold Explorers ETF, Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Aluminum ETF, Global X Pure Gold Miners ETF, Global X Oil Equities ETF, Global X S&P/TSX Venture 30 Canada ETF and Global X Fertilizers/Potash ETF (ten of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2011, and the related statements of operations, statements of changes in net assets, and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights of the Global X Silver Miners ETF, Global X Copper Miners ETF and Global X Lithium ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2011 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2011, and the results of their operations, the changes in their net assets, and their financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2011

61

DISCLOSURE OF FUND EXPENSES (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

62

DISCLOSURE OF FUND EXPENSES (unaudited) (concluded)

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Gold Explorers ETF

Actual Fund Return	$1,000.00	$720.20	0.65%	$2.82
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3 .31
Global X Silver Miners ETF

Actual Fund Return	$1,000.00	831.60	0.65	3 .00
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3 .31
Global X Copper Miners ETF

Actual Fund Return	$1,000.00	732.80	0.65	2 .84
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3 .31
Global X Uranium ETF

Actual Fund Return	$1,000.00	710.10	0.69	2.97
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Lithium ETF

Actual Fund Return	$1,000.00	706.40	0.75	3 .23
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3 .82
Global X Aluminum ETF

Actual Fund Return	$1,000.00	676.80	0.69	2 .92
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3 .52
Global X Pure Gold Miners ETF

Actual Fund Return	$1,000.00	891.30	0.59	2 .81
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3 .01
Global X Oil Equities ETF

Actual Fund Return	$1,000.00	700.50	0.49	2 .28
Hypothetical 5% Return	1,000.00	1,022.74	0.49	2 .50
Global X S&P/TSX Venture 30 Canada ETF

Actual Fund Return	$1,000.00	848.30	0.75	3 .21
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3 .82
Global X Fertilizers/Potash ETF

Actual Fund Return	$1,000.00	1,065.80	0.69	3 .12
Hypothetical 5% Return(2)	1,000.00	1,021.73	0.69	3 .52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 160/365 (to reflect the period from inception to date.)

63

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of the fund’s investment advisory agreement and approve the agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on February 25, 2011, the Board of Trustees (“Board”) (including the Independent Trustees) of the Global X Fund (“Trust”) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X Fertilizers/Potash ETF (the “Fertilizers/Potash Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf the Fertilizers/Potash Fund, and Global X Management Company (“Global X Management”).1

The Investment Advisory Agreement and Supervision and Administration Agreement for the Fertilizers/Potash Fund are referred to herein as the “Agreements.”

In advance of the Board meetings noted above, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the Agreements for the Fertilizers/Potash Fund, the Board concluded that the Agreements are fair and reasonable and in the best interests of the Fertilizers/Potash Fund and its shareholders, respectively. In approving Agreements for the Fertilizers/Potash Fund, the Board considered among other things the following categories of material factors.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves.

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Agreements and the range of services to be provided to the Fertilizers/Potash Fund in accordance with the Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the Fertilizers/Potash Fund;
•

Global X Management’s responsibilities under the Agreements to, among other things, (i) manage the investment operations of the Fertilizers/Potash Fund and the composition of the Fertilizers/Potash Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other

1 At the Feburary 25, 2011 quarterly Board meeting, the Board also approved the (i) initial Investment Advisory Agreement for the Global X UK Small-Cap ETF, Global X Germany Small-Cap ETF, Global X Mexico Small-Cap ETF, Global X Hong Kong Small-Cap ETF, Global X Singapore Small-Cap ETF, Global X South Korea Small-Cap ETF, Global X Taiwan Small-Cap ETF, Global X Rare Earths ETF, Global X Strategic Metals ETF, Global X SuperDividend ETF and Global X Canada Preferred ETF (the “Funds”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each of these Funds, and Global X Management.

64

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the Fertilizers/Potash Fund, (iv) select broker-dealers to execute portfolio transactions for the Fertilizers/Potash Fund when necessary, (v) provide or arrange for the provision of various third-party services required by the Fertilizers/Potash Fund, (vi) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Fertilizers/Potash Fund, draft and periodically update the registration statement and other reports and documents for the Fertilizers/Potash Fund that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vii) monitor anticipated purchases and redemptions of the shares (including creation units) of the Fertilizers/Potash Fund by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to the Fertilizers/Potash Fund; and
•

the quality of Global X Management’s resources and personnel that would be made available to the Fertilizers/Potash Fund, including Global X Management’s experience and the qualifications of Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the Fertilizers/Potash Fund.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fertilizers/Potash Fund.

Performance

The Board determined that because the Fertilizers/Potash Fund had not commenced operations, meaningful data relating to investment performance of the Fertilizers/Potash Fund was not available and, therefore, could not be a factor in approving the Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to the Fertilizers/Potash Fund;
•

the unitary Management Fee (including the proposed investment advisory fee) that was proposed to be borne by the Fertilizers/Potash Fund under the Agreements for the investment advisory, supervisory and administrative services that the Fertilizers/Potash Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Fertilizers/Potash Fund); and

•

the expected profitability to Global X Management, if any, from all services to be provided to the Fertilizers/Potash Fund and all aspects of the relationship between Global X Management and the Fertilizers/Potash Fund. In connection with these considerations, the Board noted that Global X Management advised the Board that it was expected that it would not generate profits from its services to any of the Fertilizers/Potash Fund during the first 12 months of the Fertilizers/Potash Fund’s operations, but expected to do so after that initial start up period.

65

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the Fertilizers/Potash Fund would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee proposed to be paid to Global X Management by the Fertilizers/Potash Fund. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for the Fertilizers/Potash Fund, including fees and expenses paid by comparable affiliated and unaffiliated exchange-traded funds and other registered funds and the reasons for any differences in the proposed expense ratios for the Fertilizers/Potash Fund and those presented for comparison;

•

the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for the Fertilizers/Potash Fund), the expected total expense ratios for the Fertilizers/Potash Fund and that Global X Management would be responsible for paying all of designated expenses of the Fertilizers/Potash Fund (discussed in more detail below). In this regard, the Board took into consideration that the purpose of having a unitary Management Fee structure was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Fertilizers/Potash Fund and that the proposed Management Fee for the Fertilizers/Potash Fund was set at a competitive rate to make the Fertilizers/Potash Fund viable in the marketplace; and

•

that Global X Management would be responsible for most ordinary expenses of the Fertilizers/Potash Fund, including the costs of various third-party services required by the Fertilizers/Potash Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency services, printing costs and other services for the Fertilizers/Potash Fund, but that the Fertilizers/Potash Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of the Fertilizers/Potash Fund should not preclude approval of the Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•

the extent to which economies of scale would be realized as the Fertilizers/Potash Fund grows and whether the proposed unitary Management Fee for the Fertilizers/Potash Fund reflected these economies of scale;

•

the significant investment of time, personnel and other resources that Global X Management intends to made in the Fertilizers/Potash Fund in order to seek to assure that the Fertilizers/Potash Fund are attractive to investors; and

•	that the proposed unitary Management Fee would provide a significant amount of certainty regarding the total fees and expenses of the Fertilizers/Potash Fund and its shareholders.

66

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(concluded)

Based on these considerations, the Board concluded that approval of the proposed Management Fee for the Fertilizers/Potash Fund was reasonable.

Other Benefits

In considering the Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the Fertilizers/Potash Fund.

67

SUPPLEMENTAL INFORMATION (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

68

SUPPLEMENTAL INFORMATION (unaudited) (continued)

	Percentage of Total Days

Premium/Discount Range	Global X Gold Explorers ETF(1)	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Uranium ETF(2)	Global X Lithium ETF(3)
Greater than 4.0% and Less than 4.5%	0.42%	-	-	-	-
Greater than 3.5% and Less than 4.0%	0.42%	-	-	0.42%	0.82%
Greater than 3.0% and Less than 3.5%	-	0.41%	-	-	-
Greater than 2.5% and Less than 3.0%	-	0.41%	0.41%	1.26%	0.41%
Greater than 2.0% and Less than 2.5%	-	-	0.41%	1.26%	-
Greater than 1.5% and Less than 2.0%	2.51%	1.24%	2.07%	6.30%	-
Greater than 1.0% and Less than 1.5%	25.10%	12.81%	16.94%	20.59%	4.96%
Greater than 0.5% and Less than 1.0%	58.16%	45.88%	30.99%	42.86%	30.99%
Between 0.5% and -0.5%	11.30%	28.10%	26.04%	15.97%	45.88%
Less than -0.5% and Greater than -1.0%	1.67%	8.68%	17.36%	7.98%	15.70%
Less than -1.0% and Greater than -1.5%	0.42%	0.83%	4.13%	2.10%	0.83%
Less than -1.5% and Greater than -2.0%	-	0.41%	0.83%	-	0.41%
Less than -2.0% and Greater than -2.5%	-	0.41%	0.41%	0.42%	-
Less than -2.5% and Greater than -3.0%	-	0.41%	0.41%	0.42%	-
Less than -3.0% and Greater than -3.5%	-	0.41%	-	0.42%	-
Less than -3.5% and Greater than -4.0%	-		-	-	-
Total	100.00%	100.00%	100.00%	100.00%	100.00%

	Number of Business Days

Premium/Discount Range	Global X Gold Explorers ETF(1)	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Uranium ETF(2)	Global X Lithium ETF(3)
Greater than 4.0% and Less than 4.5%	1	-	-	-	-
Greater than 3.5% and Less than 4.0%	1	-	-	1	2
Greater than 3.0% and Less than 3.5%	-	1	-	-	-
Greater than 2.5% and Less than 3.0%	-	1	1	3	1
Greater than 2.0% and Less than 2.5%	-	-	1	3	-
Greater than 1.5% and Less than 2.0%	6	3	5	15	-
Greater than 1.0% and Less than 1.5%	60	31	41	49	12
Greater than 0.5% and Less than 1.0%	139	111	75	102	75
Between 0.5% and -0.5%	27	68	63	38	111
Less than -0.5% and Greater than -1.0%	4	21	42	19	38
Less than -1.0% and Greater than -1.5%	1	2	10	5	2
Less than -1.5% and Greater than -2.0%	-	1	2	-	1
Less than -2.0% and Greater than -2.5%	-	1	1	1	-
Less than -2.5% and Greater than -3.0%	-	1	1	1	-
Less than -3.0% and Greater than -3.5%	-	1	-	1	-
Less than -3.5% and Greater than -4.0%	-	-	-	-	-
Total	239	242	242	238	242

69

SUPPLEMENTAL INFORMATION (unaudited) (continued)

	Percentage of Total Days

Premium/Discount Range	Global X Aluminum ETF(4)	Global X Pure Gold Miners ETF(5)	Global X Oil Equities ETF(5)	Global X S&P/TSX Venture 30 Canada ETF(6)	Global X Fertilizers/Po tash ETF(7)
Greater than 4.0% and Less than 4.5%	-	-	-	-	-
Greater than 3.5% and Less than 4.0%	-	0.65%	-	-	-
Greater than 3.0% and Less than 3.5%	-	-	-	0.66%	-
Greater than 2.5% and Less than 3.0%	-	-	-	-	-
Greater than 2.0% and Less than 2.5%	0.51%	0.65%	-	0.66%	-
Greater than 1.5% and Less than 2.0%	7.11%	1.31%	1.96%	-	7.84%
Greater than 1.0% and Less than 1.5%	25.89%	16.34%	3.92%	1.32%	26.47%
Greater than 0.5% and Less than 1.0%	25.38%	52.94%	32.03%	29.80%	31.37%
Between 0.5% and -0.5%	21.32%	25.49%	23.53%	59.60%	19.61%
Less than -0.5% and Greater than -1.0%	11.17%	2.62%	33.33%	6.63%	7.84%
Less than -1.0% and Greater than -1.5%	5.08%	-	5.23%	1.33%	4.91%
Less than -1.5% and Greater than -2.0%	1.02%	-	-	-	0.98%
Less than -2.0% and Greater than -2.5%	1.52%	-	-	-	0.98%
Less than -2.5% and Greater than -3.0%	0.50%	-	-	-	-
Less than -3.0% and Greater than -3.5%	-	-	-	-	-
Less than -3.5% and Greater than -4.0%	0.50%	-	-	-	-
Total	100.00%	100.00%	100.00%	100.00%	100.00%

	Number of Business Days

Premium/Discount Range	Global X Aluminum ETF(4)	Global X Pure Gold Miners ETF(5)	Global X Oil Equities ETF(5)	Global X S&P/TSX Venture 30 Canada ETF(6)	Global X Fertilizers/Po tash ETF(7)
Greater than 4.0% and Less than 4.5%	-	-	-	-	-
Greater than 3.5% and Less than 4.0%	-	1	-	-	-
Greater than 3.0% and Less than 3.5%	-	-	-	1	-
Greater than 2.5% and Less than 3.0%	-	-	-	-	-
Greater than 2.0% and Less than 2.5%	1	1	-	1	-
Greater than 1.5% and Less than 2.0%	14	2	3	-	8
Greater than 1.0% and Less than 1.5%	51	25	6	2	27
Greater than 0.5% and Less than 1.0%	50	81	49	45	32
Between 0.5% and -0.5%	42	39	36	90	20
Less than -0.5% and Greater than -1.0%	22	4	51	10	8
Less than -1.0% and Greater than -1.5%	10	-	8	2	5
Less than -1.5% and Greater than -2.0%	2	-	-	-	1
Less than -2.0% and Greater than -2.5%	3	-	-	-	1
Less than -2.5% and Greater than -3.0%	1	-	-	-	-
Less than -3.0% and Greater than -3.5%	-	-	-	-	-
Less than -3.5% and Greater than -4.0%	1	-	-	-	-
Total	197	153	153	151	102

70

SUPPLEMENTAL INFORMATION (unaudited) (concluded)

(1)	The Fund commenced operations on Novenber 3, 2010.
(2)	The Fund commenced operations on Novenber 4, 2010.
(3)	The Fund commenced operations on July 22, 2010.
(4)	The Fund commenced operations on January 4, 2011.
(5)	The Fund commenced operations on March 14, 2011.
(6)	The Fund commenced operations on March 16, 2011.
(7)	The Fund commenced operations on May 25, 2011.

71

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 399 Park Ave, 32nd floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	35[3]	None.
Scott R. Chichester[1] 399 Park Ave, 32nd floor New York, NY 10022 (1970)	Trustee (since 2008)	President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (since 2009) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	35[3]	None.
Kartik Kiran Shah 399 Park Ave, 32nd floor New York, NY 10022 (1977)	Trustee (since 2008)	Director, Wireless Generation (since 2008) (software); Manager, Amgen (2003-2006) (biotechnology firm).	35[3]	None.

72

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2011.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 399 Park Ave, 32nd floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	35[3]	None.
Jose C. Gonzalez 399 Park Ave, 32nd floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer and Chief Financial Officer, Secretary (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	N/A	N/A
Dianne Sulzbach[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Corporate Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

73

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009- 2011); Asset Data Services Director at the Administrator (2006-2009).	N/A

[1]

Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2011, the Trust had eighty-six investment portfolios, thirty-five of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

74

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2011, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
Global X Gold Explorers ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.02%	0.00%
Global X Silver Miners ETF	0.00%	0.00%	100.00%	100.00%	0.00%	41.76%	0.00%	100.00%
Global X Copper Miners ETF	0.00%	0.22%	99.78%	100.00%	6.73%	37.99%	0.00%	100.00%
Global X Uranium ETF	8.92%	0.00%	91.08%	100.00%	0.00%	0.00%	0.01%	0.00%
Global X Lithium ETF	0.00%	0.00%	100.00%	100.00%	7.08%	19.18%	0.00%	100.00%
Global X Aluminum 20 ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.03%	0.00%
Global X Pure Gold Miners ETF	0.00%	0.00%	100.00%	100.00%	1.09%	19.16%	0.00%	0.00%
Global X Oil Equities ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P/TSX Venture 30 Canada ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Fertilizers/Potash Miners ETF	0.00%	0.00%	100.00%	100.00%	30.04%	48.53%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2011, the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X Gold Explorers ETF	$-	$-

Global X Silver Miners ETF	3,674,222	62,024

Global X Copper Miners ETF	1,970,874	95,731

Global X Uranium ETF	-	-

Global X Lithium ETF	744,180	162,568

Global X Aluminum ETF	52,161	2,570

Global X Pure Gold Miners ETF	16,850	1,854

Global X Oil Equities ETF	-	-

Global X S&P/TSX Venture 30 Canada ETF	-	-

Global X Fertilizers/Potash ETF	139,760	26,936

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

75

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Avenue, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-0300

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

(formerly, Global X China Technology ETF)

Global X FTSE ASEAN 40 ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X FTSE Colombia 20 ETF (ticker: GXG)

(formerly, Global X/InterBolsa FTSE Colombia 20 ETF)

Global X FTSE Argentina 20 ETF (ticker: ARGT)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X Brazil Financials ETF (ticker: BRAF)

Global X Mexico Small-Cap ETF (ticker: MEXS)

Global X Russell Emerging Markets Growth ETF (ticker: EMGX)

Global X Russell Emerging Markets Value ETF (ticker: EMVX)

Global X FTSE Nordic Region ETF (ticker: GXF)

(formerly, Global X Nordic 30 ETF)

Global X FTSE Norway 30 ETF (ticker: NORW)

Annual Report

October 31, 2011

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X CHINA CONSUMER ETF

Global X China Consumer ETF

The Global X China Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in China. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China consumer sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 23.99%, while the Index decreased 23.52%. The Fund had a net asset value of $20.33 per share on October 31, 2010 and ended the period with a net asset value of $15.29 on October 31, 2011.

Four of the Fund’s forty holdings as of October 31, 2011 increased in value for the reporting period, led by Shenzhou International Group Holdings and Focus Media Holding ADR, which returned 15.99% and 9.91% respectively. The worst performers were Li Ning and BaWang International Group Holding, which returned -66.69% and -72.44% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	(23.99%)	(27.62%)	(0.66%)	(2.67%)
Solactive China Consumer Index	(23.52%)	(23.52%)	(0.15%)	(0.15%)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X CHINA ENERGY ETF

Global X China Energy ETF

The Global X China Energy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the energy sector in China. It is comprised of selected companies which have their main business operations in the energy sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China energy sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 11.57%, while the Index decreased 10.94%. The Fund had a net asset value of $15.72 per share on October 31, 2010 and ended the period with a net asset value of $13.78 on October 31, 2011.

Eight of the Fund’s thirty holdings as of October 31, 2011 increased in value for the reporting period, led by ENN Energy Holdings and United Energy Group, which returned 23.20% and 14.10% respectively. The worst performers were JA Solar Holdings ADR and Hanwha SolarOne ADR, which returned -73.47% and -78.06% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	(11.57%)	(15.47%)	(4.04%)	(5.94%)
Solactive China Energy Index	(10.94%)	(10.94%)	(3.12%)	(3.12%)

*Fund commenced operations on December 15, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X CHINA FINANCIALS ETF

Global X China Financials ETF

The Global X China Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in China. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China financial sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 24.29%, while the Index decreased 24.62%. The Fund had a net asset value of $14.77 per share on October 31, 2010 and ended the period with a net asset value of $10.92 on October 31, 2011.

Four of the Fund’s thirty-six holdings as of October 31, 2011 increased in value for the reporting period, led by Country Garden Holdings and Longfor Properties, which returned 17.95% and 10.45% respectively. The worst performers were Poly Hong Kong Investments and E-House China Holdings ADR, which returned -48.98% and -52.15% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	(24.29%)	(27.86%)	(14.09%)	(15.99%)
Solactive China Financials Index	(24.62%)	(24.62%)	(13.99%)	(13.99%)

*Fund commenced operations on December 10, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X CHINA INDUSTRIALS ETF

Global X China Industrials ETF

The Global X China Industrials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the industrial sector in China. It is comprised of selected companies which have their main business operations in the industrial sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF globally focused exclusively on the China industrial sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 32.56%, while the Index decreased 30.16%. The Fund had a net asset value of $17.13 per share on October 31, 2010 and ended the period with a net asset value of $11.39 on October 31, 2011.

Four of the Fund’s thirty-nine holdings as of October 31, 2011 increased in value for the reporting period, led by China Resources Cement Holdings and China Shanshui Cement Group, which returned 16.21% and 12.28% respectively. The worst performers were China High Speed Transmission Equipment Group and Duoyuan Global Water ADR, which returned -67.67% and -68.98% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	(32.56%)	(35.31%)	(14.22%)	(15.83%)
Solactive China Industrials Index	(30.16%)	(30.16%)	(12.30%)	(12.30%)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X CHINA MATERIALS ETF

Global X China Materials ETF

The Global X China Materials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the materials sector in China. It is comprised of selected companies which have their main business operations in the materials sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the China materials sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 33.69%, while the Index decreased 31.62%. The Fund had a net asset value of $14.59 per share on October 31, 2010 and ended the period with a net asset value of $9.58 on October 31, 2011.

Three of the Fund’s twenty-nine holdings as of October 31, 2011 increased in value for the reporting period, led by Dongyue Group and Yingde Gases, which returned 83.62% and 27.89% respectively. The worst performers were China Agritech and ShengdaTech, which returned -94.55% and -99.29% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	(33.69%)	(35.79%)	(21.47%)	(22.62%)
Solactive China Materials Index	(31.62%)	(31.62%)	(19.86%)	(19.86%)
*Fund commenced operations on January 12, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X NASDAQ CHINA TECHNOLOGY ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Technology Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the technology sector in China. It is comprised of selected companies which have their main business operations in the technology sector and are domiciled in China or have their main business operations in this country. Only securities which are tradable for foreign investors without restrictions are eligible.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 9.81%, while the Index decreased 9.31%. The Fund had a net asset value of $17.21 per share on October 31, 2010 and ended the period with a net asset value of $15.38 on October 31, 2011.

Eight of the Fund’s twenty-nine holdings as of October 31, 2011 increased in value for the reporting period, led by Spreadtrum Communications ADR and China Unicom Hong Kong, which returned 87.08% and 46.96% respectively. The worst performers were Camelot Information Systems and Longtop Financial Technologies which returned -79.66% and -99.39% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	(9.81%)	(11.99%)	2.18%	1.06%
Solactive China Technology Index	(9.31%)	(9.31%)	2.78%	2.78%

*Fund commenced operations on December 8, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FTSE ASEAN 40 ETF

Global X FTSE ASEAN 40 ETF

The Global X FTSE ASEAN 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE ASEAN 40 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The FTSE/ASEAN 40 Index tracks the performance of the 40 largest companies in the five ASEAN regions: Indonesia, Philippines, Singapore, Malaysia and Thailand. The index is free float adjusted and weighted by market capitalization and designed using eligible stocks within the FTSE All-World universe. The Fund is the nation’s first ETF focused exclusively on the ASEAN region.

For the period from the Fund’s commencement date on February 16, 2011 through October 31, 2011 (the “reporting period”), the Fund increased 2.85%, while the Index increased 3.65%. The Fund commenced operations with a net asset value of $15.08 per share on February 16, 2011 and ended the period with a net asset value of $15.51 on October 31, 2011.

Twenty-three of the Fund’s forty holdings as of October 31, 2011 increased in value for the reporting period, led by Advanced Info Service and Jardine Cycle & Carriage, which returned 71.68% and 52.15% respectively. The worst performers were Singapore Airlines and Noble Group, which returned -21.03% and -23.51% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X FTSE ASEAN 40 ETF	2.85%	2.12%
FTSE ASEAN 40 Index	3.65%	3.65%

*Fund commenced operations on February 16, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FTSE ANDEAN 40 ETF

Global X FTSE Andean 40 ETF

The Global X Andean 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The FTSE Andean 40 Index is designed to represent the performance of the 40 largest and most liquid companies listed on the Chile, Colombia, and Peru stock exchanges. The Index is designed to provide investors with a comprehensive and transparent way to measure the performance of the constituent companies. The Fund is the nation’s first ETF focused exclusively on the Andean region.

For the period from the Fund’s commencement date on February 2, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 8.53% while the Index decreased 7.11%. The Fund commenced operations with a net asset value of $14.88 per share on February 2, 2011 and ended the period with a net asset value of $13.61 on October 31, 2011.

Sixteen of the Fund’s forty-one holdings as of October 31, 2011 increased in value for the reporting period, led by Fabricato and AES Gener, which returned 136.46% and 22.23% respectively. The worst performers were Empresas La Polar and Empresas CMPC, which returned -89.17% and -91.22% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X FTSE Andean 40 ETF	(8.53%)	(9.01%)
FTSE Andean 40 Index	(7.11%)	(7.11%)

*Fund commenced operations on February 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FTSE COLOMBIA 20 ETF

Global X FTSE Colombia 20 ETF

The Global X FTSE Colombia 20 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Colombia 20 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 20 most liquid stocks in the Colombian market. The Index is designed to measure broad based equity market performance in Colombia. The Fund is the first ETF globally focused exclusively on Colombia.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 15.69%, while the Index decreased 14.87%. The Fund had a net asset value of $22.99 per share on October 31, 2010 and ended the period with a net asset value of $19.19 on October 31, 2011.

Two of the Fund’s twenty-one holdings as of October 31, 2011 increased in value for the reporting period, led by Fabricato and Corporacion Financiera Colombiana, which returned 166.90% and 9.38% respectively. The worst performers were Helm Bank and Cia Colombiana de Inversiones, which returned -33.22% and -35.05% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Colombia 20 ETF	(15.69%)	(16.11%)	43.40%	41.33%
FTSE Colombia 20 Index	(14.87%)	(14.87%)	45.23%	45.23%

*Fund commenced operations on February 5, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FTSE ARGENTINA 20 ETF

Global X FTSE Argentina 20 ETF

The Global X FTSE Argentina 20 (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Argentina 20 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The FTSE Argentina 20 Index represents the performance of the twenty largest and most liquid companies that directly participate in the Argentine economy, but are not listed in Argentina. The index is designed to provide investors with a comprehensive and transparent way to measure the performance of these companies. The Fund is the nation’s first ETF focused exclusively on Argentina.

For the period from the Fund’s commencement date on March 2, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 26.19%, while the Index decreased 26.06%. The Fund commenced operations with a net asset value of $14.93 per share on March 2, 2011 and ended the period with a net asset value of $11.02 on October 31, 2011.

Two of the Fund’s twenty holdings as of October 31, 2011 increased in value for the reporting period, led by Yamana Gold and Telecom Argentina ADR, which returned 16.94% and 1.66% respectively. The worst performers were Grupo Financiero Galicia ADR, and Banco Macro ADR which returned -32.50% and -40.70% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X FTSE Argentina 20 ETF	(26.19%)	(26.66%)
FTSE Argentina 20 Index	(26.06%)	(26.06%)

*Fund commenced operations on March 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X BRAZIL MID CAP ETF

Global X Brazil Mid Cap ETF

The Global X Brazil Mid Cap ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of Brazilian mid cap companies. It is comprised of mid-market capitalization securities of companies that are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on Brazil mid cap companies.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 13.73%, while the Index decreased 13.12%. The Fund had a net asset value of $18.28 per share on October 31, 2010 and ended the period with a net asset value of $15.55 on October 31, 2011.

Fifteen of the Fund’s forty-two holdings as of October 31, 2011 increased in value for the reporting period, led by Redecard and Eletropaulo Metropolitana Electricidade, which returned 41.53% and 30.28% respectively. The worst performers were GOL Linhas Aereas Inteligentes and Hypermarcas, which returned -53.50% and -66.75% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Mid Cap ETF	(13.73%)	(16.72%)	2.95%	1.36%
Solactive Brazil Mid Cap Index	(13.12%)	(13.12%)	3.51%	3.51%

*Fund commenced operations on June 21, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X BRAZIL CONSUMER ETF

Global X Brazil Consumer ETF

The Global X Brazil Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in Brazil. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled or have their main business operations in Brazil. The Fund is the nation’s first ETF focused exclusively on the Brazil consumer sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 15.74%, while the Index decreased 14.87%. The Fund had a net asset value of $19.95 per share on October 31, 2010 and ended the period with a net asset value of $16.78 on October 31, 2011.

Nine of the Fund’s thirty holdings as of October 31, 2011 increased in value for the reporting period, led by BRF Brasil Foods ADR and Cia Hering, which returned 48.21% and 40.49% respectively. The worst performers were B2W Companhia Global do Varejo and Hypermarcas, which returned -54.50% and -66.75% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Consumer ETF	(15.74%)	(15.83%)	6.47%	7.72%
Solactive Brazil Consumer Index	(14.87%)	(14.87%)	7.56%	7.56%

*Fund commenced operations on July 7, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X BRAZIL FINANCIALS ETF

Global X Brazil Financials ETF

The Global X Brazil Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Financials Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in Brazil. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on the Brazil financial sector.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 13.80%, while the Index decreased 13.27%. The Fund had a net asset value of $17.40 per share on October 31, 2010 and ended the period with a net asset value of $14.92 on October 31, 2011.

Six of the Fund’s twenty-five holdings as of October 31, 2011 increased in value for the reporting period, led by Redecard and Cielo, which returned 41.53% and 33.22% respectively. The worst performers were Cyrela Brazil Realty and Banco Industrial e Comercial, which returned -34.69% and -48.06% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Financials ETF	(13.80%)	(16.21%)	(0.43%)	(1.32%)
Solactive Brazil Financials Index	(13.27%)	(13.27%)	0.18%	0.18%

*Fund commenced operations on July 28. 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X MEXICO SMALL-CAP ETF

Global X Mexico Small-Cap ETF

The Global X Mexico Small-Cap ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Mexico Small-Cap Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Mexico Small-Cap Index is designed to reflect the performance of Mexican small cap companies. The index is comprised of companies that are domiciled or have their main business operations in Mexico. The Fund is the nation’s first ETF focused exclusively on the Mexico small cap sector.

For the period from the Fund’s commencement date on May 4, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 23.33%, while the Index decreased 23.46%. The Fund commenced operations with a net asset value of $14.53 per share on May 4, 2011 and ended the period with a net asset value of $11.14 on October 31, 2011.

Three of the Fund’s twenty-seven holdings as of October 31, 2011 increased in value for the reporting period, led by Grupo Aeroportuario del Sureste ADR and Gruma, which returned 2.58% and 0.63% respectively. The worst performers were Compania Minera Autlan and Sare Holding, which returned -60.71% and -62.98% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Mexico Small-Cap ETF	(23.33%)	(23.33%)
Solactive Mexico Small-Cap Index	(23.46%)	(23.46%)

*Fund commenced operations on May 4. 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

Global X Russell Emerging Markets Growth ETF

The Global X Russell Emerging Markets Growth ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Emerging Market MegaCap Growth Index (the “Index”). The Fund uses a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Russell Emerging Market MegaCap Growth Index measures the performance of the mega-cap growth segment of the emerging markets equity universe. It includes those mega-cap emerging market companies with higher price-to-book ratios and higher expected growth values. It is constructed to provide a comprehensive and unbiased barometer for the mega-cap growth segment.

For the period from the Fund’s commencement date on January 24, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 13.34%, while the Index decreased 9.81%. The Fund commenced operations with a net asset value of $25.11 per share on January 24, 2011 and ended the period with a net asset value of $21.76 on October 31, 2011.

Thirty-three of the Fund’s one hundred and twenty-three holdings as of October 31, 2011 increased in value for the reporting period, led by Grupo Elektra and Novatek, which returned 87.38% and 63.75% respectively. The worst performers were China Railway Construction and China Railway Group, which returned -50.58% and -52.54% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Russell Emerging Markets Growth ETF	(13.34%)	(13.74%)
Russell Emerging Market MegaCap Growth Index	(9.81%)	(9.81%)

*Fund commenced operations on January 24, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF

Global X Russell Emerging Markets Value ETF

The Global X Russell Emerging Markets Value ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Emerging Market MegaCap Value Index (the “Index”). The Fund uses a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Russell Emerging Market MegaCap Value Index measures the performance of the mega-cap value segment of the emerging markets equity universe. It includes those mega-cap emerging market companies with lower price-to-book ratios and lower expected growth values. It is constructed to provide a comprehensive and unbiased barometer for the mega-cap value segment.

For the period from the Fund’s commencement date on January 24, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 10.33%, while the Index decreased 8.26%. The Fund commenced operations with a net asset value of $24.98 per share on January 24, 2011 and ended the period with a net asset value of $22.40 on October 31, 2011.

Eighteen of the Fund’s fifty-three holdings as of October 31, 2011 increased in value for the reporting period, led by China Unicom and Telefonica Brasil, which returned 32.86% and 30.57% respectively. The worst performers were Aluminum Corp of China and China COSCO Holdings, which returned -41.71% and -55.02% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Russell Emerging Markets Value ETF	(10.33%)	(10.53%)
Russell Emerging Market MegaCap Value Index	(8.26%)	(8.26%)

*Fund commenced operations on January 24, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FTSE NORDIC REGION ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 30 largest and most liquid stocks in Sweden, Denmark, Norway and Finland. The Index is designed to measure broad based equity market performance in these countries. The Fund is the nation’s first ETF focused exclusively on the Nordic region.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 8.34%, while the Index decreased 6.87%. The Fund had a net asset value of $19.22 per share on October 31, 2010 and ended the period with a net asset value of $17.47 on October 31, 2011.

Nine of the Fund’s thirty holdings as of October 31, 2011 increased in value for the reporting period, led by Statoil ADR and Seadrill, which returned 24.06% and 21.25% respectively. The worst performers were Danske Bank and Vestas Wind Systems, which returned -43.18% and -50.39% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2011*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	(8.34%)	(10.36%)	9.26%	8.37%
FTSE Nordic 30 Index	(6.87%)	(6.87%)	10.62%	10.62%

*Fund commenced operations on August 17, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FTSE NORWAY 30 ETF

Global X FTSE Norway 30 ETF

The Global X FTSE Norway 30 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Norway 30 Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The FTSE Norway 30 Index is designed to reflect broad based equity market performance in Norway. The Fund is the nation’s first ETF focused exclusively on Norway.

For the 12-month period ended October 31, 2011 (the “reporting period”), the Fund decreased 5.62%, while the Index decreased 4.10%. The Fund had a net asset value of $14.80 per share on November 9, 2010 and ended the period with a net asset value of $13.96 on October 31, 2011.

Thirteen of the Fund’s thirty holdings as of October 31, 2011 increased in value for the reporting period, led by Algeta and Aker, which returned 85.97% and 37.58% respectively. The worst performers were Renewable Energy and Frontline, which returned -70.79% and -80.88% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X FTSE Norway 30 ETF	(5.62%)	(6.15%)
FTSE Norway 30 Index	(4.10%)	(4.10%)

*Fund commenced operations on November 9, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

Schedule of Investments	October 31, 2011

Global X China Consumer ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 86.1%

Consumer Goods — 39.6%
361 Degrees International	1,601,116	$791,438
Anta Sports Products	2,038,525	1,891,970
BaWang International Group Holding	2,702,158	313,051
China Huiyuan Juice Group	1,101,587	347,415
China Yurun Food Group	3,627,298	6,452,888
Dongfeng Motor Group, Cl H	3,681,601	6,122,969
Great Wall Motor, Cl H	2,734,642	3,787,700
Guangzhou Automobile Group, Cl H	5,929,951	6,007,429
Hengan International Group	724,766	6,353,423
Li Ning	1,859,131	1,787,695
Shenzhou International Group Holdings	784,141	1,017,460
Tingyi Cayman Islands Holding	2,248,057	6,453,198
Tsingtao Brewery, Cl H	764,536	3,931,675
Uni-President China Holdings	2,538,671	1,519,575
Want Want China Holdings	7,135,686	6,686,979
Zhongpin *	81,884	755,789

		54,220,654

Consumer Services — 39.4%
Air China, Cl H	5,300,721	4,189,538
Ajisen China Holdings	1,245,488	1,795,645
China Southern Airlines, Cl H *	4,718,848	2,690,931
Focus Media Holding ADR *	239,417	6,507,354
Golden Eagle Retail Group	1,652,774	4,208,260
GOME Electrical Appliances Holding	20,652,879	6,460,256
Home Inns & Hotels Management ADR *	99,450	3,397,212
Intime Department Store Group	3,207,056	4,648,446
New Oriental Education & Technology Group ADR *	218,955	6,489,826
Parkson Retail Group	3,649,547	4,697,879
PCD Stores Group	7,887,372	1,198,056
Peak Sport Products	1,798,452	539,408
Wumart Stores, Cl H	1,370,611	2,784,095
Youku.com ADR *	206,688	4,390,053

		53,996,959

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 7.1%
Shandong Weigao Group Medical Polymer, Cl H	4,181,879	$4,398,011
Sinopharm Group, Cl H	1,915,608	5,276,953

		9,674,964

TOTAL CHINA		117,892,577

HONG KONG— 13.7%

Consumer Goods — 11.5%
AviChina Industry & Technology, Cl H	4,713,561	2,099,366
Bosideng International Holdings	6,804,341	1,909,437
China Agri-Industries Holdings	4,180,065	3,389,896
China Foods	1,927,799	1,536,085
China Resources Enterprise	1,821,007	6,739,261

		15,674,045

Consumer Services — 2.2%
China Dongxiang Group	7,016,133	1,273,444
China Travel International Investment Hong Kong	7,171,130	1,098,493
New World Department Store China	1,020,189	686,824

		3,058,761

TOTAL HONG KONG		18,732,806

TOTAL COMMON STOCK (Cost $158,801,941)		136,625,383

TOTAL INVESTMENTS — 99.8% (Cost $158,801,941)		$136,625,383

Percentages are based on Net Assets of $136,857,987.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 136,625,383	$—	$ —	$136,625,383

Total Investments in Securities	$ 136,625,383	$—	$ —	$136,625,383

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Energy ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHINA— 64.4%

Energy — 55.4%
China Coal Energy, Cl H	181,732	$231,361
China Longyuan Power Group, Cl H	247,476	208,659
China Oilfield Services, Cl H	133,154	226,251
China Petroleum & Chemical, Cl H	496,326	475,339
China Shenhua Energy, Cl H	105,892	493,440
Hanwha SolarOne ADR *	6,152	13,781
JA Solar Holdings ADR *	14,078	31,112
JinkoSolar Holding ADR *	2,172	20,091
LDK Solar ADR *	13,206	54,673
PetroChina, Cl H	366,745	484,367
Renesola ADR *	7,239	16,505
Suntech Power Holdings ADR *	15,098	41,369
Tianneng Power International	55,615	26,488
Trina Solar ADR *	7,228	58,330
Trony Solar Holdings *	93,759	19,793
Yanzhou Coal Mining, Cl H	89,296	230,467
Yingli Green Energy Holding ADR *	9,148	37,141

		2,669,167

Utilities — 9.0%
Datang International Power Generation, Cl H	258,822	67,300
ENN Energy Holdings	62,004	226,674
Huadian Power International, Cl H	97,544	15,319
Huaneng Power International, Cl H	277,098	126,983

		436,276

TOTAL CHINA		3,105,443

HONG KONG— 35.4%

Energy — 25.0%
Beijing Enterprises Holdings	41,569	232,500
China Gas Holdings	242,282	70,484
CNOOC	246,875	484,947
Kunlun Energy	159,457	227,019
Shougang Fushan Resources Group	347,941	146,011
United Energy Group *	319,379	42,756

		1,203,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued

Utilities — 10.4%
China Power International Development	144,040	$30,779
China Resources Power Holdings	135,347	242,870
GCL-Poly Energy Holdings	692,811	230,090

		503,739

TOTAL HONG KONG		1,707,456

TOTAL COMMON STOCK (Cost $5,201,716)		4,812,899

TOTAL INVESTMENTS — 99.8% (Cost $5,201,716)		$4,812,899

Percentages are based on Net Assets of $4,821,824.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$4,812,899	$—	$—	$4,812,899

Total Investments in Securities	$4,812,899	$—	$—	$4,812,899

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Financials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.3%

CHINA— 88.9%

Financials — 88.9%
Agile Property Holdings	120,753	$111,450
Agricultural Bank of China, Cl H	1,128,791	515,828
Bank of China, Cl H	3,008,858	1,092,229
Bank of Communications, Cl H	615,050	430,697
China Citic Bank, Cl H	728,457	398,525
China Construction Bank, Cl H	1,483,578	1,109,556
China Life Insurance, Cl H	436,008	1,164,596
China Merchants Bank, Cl H	249,602	514,080
China Minsheng Banking, Cl H	392,474	323,841
China Pacific Insurance Group, Cl H	169,845	529,092
Chongqing Rural Commercial Bank, Cl H *	246,567	111,088
CNinsure ADR *	3,595	27,142
Country Garden Holdings	334,226	134,663
E-House China Holdings ADR	6,873	53,953
Evergrande Real Estate Group	369,472	164,083
Greentown China Holdings	53,556	34,746
Guangzhou R&F Properties	93,556	92,611
Industrial & Commercial Bank of China, Cl H	1,721,616	1,094,778
Kaisa Group Holdings *	168,764	34,541
Longfor Properties	117,934	153,632
PICC Property & Casualty, Cl H	333,271	471,904
Ping An Insurance Group, Cl H	70,376	531,772
Renhe Commercial Holdings	964,977	137,880
Shimao Property Holdings	125,404	124,621
Shui On Land	148,337	46,782
Sino-Ocean Land Holdings	400,817	181,099
Soho China	178,890	129,415

TOTAL CHINA		9,714,604

HONG KONG— 11.4%

Financials — 11.4%
China Everbright	82,047	123,992
China Overseas Land & Investment	263,909	498,025
China Resources Land	131,326	195,083
China Taiping Insurance Holdings *	72,750	159,575
Franshion Properties China	295,258	61,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Financials — continued
Hopson Development Holdings	54,329	$34,338
KWG Property Holding	103,217	45,440
Poly Hong Kong Investments	166,007	85,050
Shenzhen Investment	189,591	41,001

TOTAL HONG KONG		1,244,075

TOTAL COMMON STOCK (Cost $11,601,597)		10,958,679

TIME DEPOSIT — 1.0%
Brown Brothers Harriman, 0.030% (Cost $103,741)	$ 103,741	103,741

TOTAL INVESTMENTS — 101.3% (Cost $11,705,338)		$11,062,420

Percentages are based on Net Assets of $10,923,728.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$10,958,679	$—	$—	$10,958,679
Time Deposit	—	103,741	—	103,741

Total Investments in Securities	$10,958,679	$103,741	$—	$11,062,420

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Industrials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%

CHINA — 83.5%

Industrials — 83.5%
Anhui Conch Cement, Cl H	57,700	$ 214,653
Asia Cement China Holdings	54,973	26,536
BBMG, Cl H	148,021	132,044
Byd, Cl H	96,167	236,441
China Communications Construction, Cl H	295,465	227,061
China COSCO Holdings, Cl H	321,218	171,184
China National Building Material, Cl H	172,578	227,483
China National Materials	135,446	69,741
China Railway Construction, Cl H	239,095	144,654
China Railway Group, Cl H	521,045	176,398
China Rongsheng Heavy Industry Group	372,962	132,506
China Shanshui Cement Group	243,723	191,377
China Shipping Container Lines, Cl H *	444,438	86,387
China Shipping Development, Cl H	164,098	118,292
China South Locomotive and Rolling Stock	250,647	151,643
China Zhongwang Holdings	173,638	58,114
Dongfang Electric, Cl H	42,093	131,939
Duoyuan Global Water ADR * [1,2]	3,967	3,848
First Tractor, Cl H	50,741	46,309
Guangshen Railway, Cl H	177,253	62,062
Haitian International Holdings	69,200	62,176
Harbin Electric *	2,503	58,795
Harbin Power Equipment, Cl H	86,146	88,159
Metallurgical Corp of China, Cl H	349,069	76,837
Sany Heavy Equipment International Holdings	109,161	97,519
Shanghai Electric Group, Cl H	345,632	154,830
Sinotrans, Cl H	204,694	42,686
Sinotruk Hong Kong	167,542	99,208
Weichai Power, Cl H	41,444	212,062
Yangzijiang Shipbuilding Holdings	221,438	166,727
Zhuzhou CSR Times Electric, Cl H	57,404	137,294

TOTAL CHINA		3,804,965

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Industrials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

HONG KONG — 16.4%

Industrials — 16.4%
Beijing Capital International Airport, Cl H	187,796	$85,334
China High Speed Transmission Equipment Group	134,150	85,652
China Resources Cement Holdings	219,725	178,190
Citic Resources Holdings *	336,598	48,528
Shanghai Industrial Holdings	68,139	226,297
Shenzhen International Holdings	839,258	55,097
Sinotrans Shipping	173,907	44,101
Tianjin Development Holdings	54,912	25,941

TOTAL HONG KONG		749,140

TOTAL COMMON STOCK (Cost $7,019,845)		4,554,105

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030% (Cost $4,865)	$ 4,865	4,865

TOTAL INVESTMENTS — 100.0% (Cost $7,024,710)		$4,558,970

Percentages are based on Net Assets of $4,557,888.

*	Non-income producing security.
[1]

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2011 was $3,848 and represents 0.1% of Net Assets.

[2]	Security considered illiquid. The total value of such security as of October 31, 2011 was $3,848 and represented 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$3,801,117	$-	$3,848	$3,804,965
Hong Kong	749,140	-	-	749,140

Total Common Stock	4,550,257	-	3,848	4,554,105

Time Deposit	-	4,865	-	4,865

Total Investments in Securities	$4,550,257	$4,865	$3,848	$4,558,970

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

China
Investments in Common Stock
Beginning balance as of October 31, 2010	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	3,848
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$3,848

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2011 is $—.

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $3,848.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the transfer was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period. The Fund’s policy is to transfer investments into/out of level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Materials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.0%

CHINA— 71.0%

Basic Materials — 71.0%
Aluminum Corp of China, Cl H	238,676	$133,340
Angang Steel, Cl H	212,835	132,602
China BlueChemical	174,107	138,057
China Green Agriculture *	3,490	14,099
China Hongqiao Group *	204,744	121,236
China Molybdenum, Cl H	270,719	135,908
China Rare Earth Holdings *	245,006	54,562
China Vanadium Titano - Magnetite Mining	199,620	42,142
Dongyue Group	175,806	139,631
Gulf Resources *	3,171	7,484
Hidili Industry International Development	202,838	86,425
Hunan Non-Ferrous Metal, Cl H	371,854	103,871
Jiangxi Copper, Cl H	54,661	135,799
Lingbao Gold, Cl H	64,198	29,006
Maanshan Iron & Steel, Cl H	381,426	115,874
Real Gold Mining [1,2]	97,864	74,830
Sinopec Shanghai Petrochemical, Cl H	359,204	134,092
Sinopec Yizheng Chemical Fibre, Cl H	316,897	77,914
Xinjiang Xinxin Mining Industry, Cl H	156,094	52,443
Yongye International *	8,879	44,750
Zhaojin Mining Industry	74,566	133,995
Zijin Mining Group, Cl H	302,858	131,381

TOTAL CHINA		2,039,441

HONG KONG— 28.0%

Basic Materials — 28.0%
China Lumena New Materials	587,611	133,127
Citic Pacific	77,339	142,562
Fufeng Group	164,402	89,730
North Mining Shares, Cl C *	2,953,059	79,067
Shougang Concord International Enterprises	1,160,526	82,164
Sinofert Holdings	402,160	134,597
Yingde Gases	133,812	144,345

TOTAL HONG KONG		805,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X China Materials ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK (Cost $4,310,922)	$2,845,033

TOTAL INVESTMENTS — 99.0% (Cost $4,310,922)	$2,845,033

Percentages are based on Net Assets of $2,874,627.

*	Non-income producing security.
1

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2011 was $74,830 and represents 2.6% of Net Assets.

2	Security considered illiquid. The total value of such security as of October 31, 2011 was $74,830 and represented 2.6% of Net Assets

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$1,964,611	$-	$74,830	$2,039,441
Hong Kong	805,592	-	-	805,592

Total Investments in Securities	$2,770,203	$-	$74,830	$2,845,033

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

China
Investments in Common Stock
Beginning balance as of October 31, 2010	$1,048,393
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	74,830
Transfers out of Level 3	(1,048,393)

Ending balance as of October 31, 2011	$74,830

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2011 is $—.

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $74,830.

The Level 3 investments at the end of the reporting period were considered Level 1 investments at the beginning of the reporting period. The reason for the transfer was a temporary suspension of the investments’ shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period. The Fund’s policy is to transfer investments into/out of Level 3 at the end of the reporting period.

The Level 3 investment at the beginning of the period resumed trading and was transferred to Level 1.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.4%

CHINA— 84.4%

Technology — 79.6%
AAC Acoustic Technologies Holdings	89,044	$207,007
Alibaba.com	179,362	213,568
AsiaInfo Holdings *	6,452	64,649
Baidu ADR *	1,546	216,718
BYD Electronic International	89,092	32,341
China Communications Services, Cl H	294,341	137,537
Ctrip.com International ADR *	6,140	214,040
Foxconn International Holdings *	310,048	210,730
Giant Interactive Group ADR	33,051	128,568
Kingdee International Software Group	236,683	97,190
Kingsoft	93,271	41,782
Lenovo Group	317,208	216,821
Netease.com ADR *	4,631	219,371
Perfect World ADR *	6,268	81,547
Qihoo 360 Technology ADR *	5,330	107,719
Semiconductor Manufacturing International *	2,676,939	149,896
Shanda Interactive Entertainment ADR *	5,576	221,646
Sina *	2,138	173,798
Sohu.com *	3,241	195,756
Spreadtrum Communications ADR	6,125	162,741
Tencent Holdings	9,482	223,486
Travelsky Technology, Cl H	137,170	68,863
VanceInfo Technologies ADR *	5,224	60,651
ZTE, Cl H	78,839	227,835

		3,674,260

Telecommunications — 4.8% China Telecom, Cl H	348,739	219,070

TOTAL CHINA		3,893,330

HONG KONG— 14.3%

Technology — 4.6% Digital China Holdings	134,710	213,635

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X NASDAQ China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Telecommunications — 9.7% China Mobile	23,051	$221,504
China Unicom Hong Kong	108,954	226,085

		447,589

TOTAL HONG KONG		661,224

UNITED STATES— 0.7%

Technology — 0.7% Sina *	392	31,866

TOTAL COMMON STOCK (Cost $4,598,372)		4,586,420

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030% (Cost $7,095)	$7,095	7,095

TOTAL INVESTMENTS — 99.6% (Cost $4,605,467)		$4,593,515

Percentages are based on Net Assets of $4,614,037.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$4,586,420	$—	$—	$4,586,420
Time Deposit	—	7,095	—	7,095

Total Investments in Securities	$4,586,420	$7,095	$—	$4,593,515

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE ASEAN 40 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%

INDONESIA— 19.1%

Consumer Goods — 7.6%
Astra International	204,928	$1,597,744
Unilever Indonesia	102,000	180,373

		1,778,117

Financials — 8.1%
Bank Central Asia	820,400	750,875
Bank Mandiri	618,759	499,901
Bank Rakyat Indonesia Persero	817,700	623,669

		1,874,445

Telecommunications — 2.5%
Telekomunikasi Indonesia ADR	16,866	570,071

Utilities — 0.9%
Perusahaan Gas Negara	649,500	216,500

TOTAL INDONESIA		4,439,133

MALAYSIA— 30.4%
Basic Materials — 2.0%
Petronas Chemicals Group	222,166	467,222

Consumer Goods — 2.4%
IOI	323,800	554,271

Consumer Services — 2.8%
Genting	186,000	652,546

Financials — 12.7%
CIMB Group Holdings	381,114	940,669
Malayan Banking	382,705	1,043,174
Public Bank	237,000	981,383

		2,965,226

Industrials — 4.7%
PLUS Expressways	134,700	194,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sime Darby	307,582	$892,559

		1,086,682

Oil & Gas — 1.0%
Petronas Gas	54,000	230,649

Telecommunications — 4.0%
Axiata Group	423,800	674,322
Maxis	150,600	262,703

		937,025

Utilities — 0.8%
Tenaga Nasional	90,000	175,481

TOTAL MALAYSIA		7,069,102

PHILIPPINES— 0.6%
Telecommunications — 0.6%
Philippine Long Distance Telephone ADR	2,526	140,294

SINGAPORE— 38.7%
Consumer Goods — 3.2%
Wilmar International	171,000	745,255

Consumer Services — 5.6%
Genting Singapore *	406,500	561,929
Jardine Cycle & Carriage	9,592	347,730
Singapore Airlines	41,008	382,929

		1,292,588

Financials — 18.4%
CapitaLand	213,000	463,302
City Developments	45,300	393,772
DBS Group Holdings	118,900	1,170,906
Oversea-Chinese Banking	171,101	1,154,669
United Overseas Bank	79,880	1,091,500

		4,274,149

Industrials — 2.7%
Noble Group	319,047	395,282
Singapore Technologies Engineering	102,000	229,990

		625,272

Oil & Gas — 2.9%
Keppel	89,280	675,059

Telecommunications — 5.9%
Singapore Telecommunications	542,820	1,379,648

TOTAL SINGAPORE		8,991,971

THAILAND— 11.2%
Financials — 4.4%
Bangkok Bank	63,000	306,592

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Kasikornbank	78,000	$314,844
Siam Commercial Bank	105,000	401,611

		1,023,047

Industrials — 0.9%
Siam Cement	20,750	212,769

Oil & Gas — 4.5%
PTT	57,000	567,773
PTT Exploration & Production	90,778	475,757

		1,043,530

Telecommunications — 1.4%
Advanced Info Service	78,900	335,171

TOTAL THAILAND		2,614,517

TOTAL COMMON STOCK (Cost $24,596,635)		23,255,017

TOTAL INVESTMENTS — 100.0% (Cost $24,596,635)		$23,255,017

Percentages are based on Net Assets of $23,262,232.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,255,017	$—	$—	$23,255,017

Total Investments in Securities	$23,255,017	$—	$—	$23,255,017

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Andean 40 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

CHILE— 50.6%

Basic Materials — 10.0%
CAP	4,867	$189,304
Empresas CMPC	46,005	191,206
Sociedad Quimica y Minera de Chile ADR	5,153	301,450

		681,960

Consumer Goods — 2.3%
AquaChile *	20,095	15,223
Cia Cervecerias Unidas ADR	1,061	60,774
Embotelladora Andina ADR, Cl B	1,319	37,592
Vina Concha y Toro ADR	1,166	43,142

		156,731

Consumer Services — 12.8%
Cencosud	39,324	252,974
Lan Airlines ADR	10,892	273,062
Ripley	45,400	48,099
SACI Falabella	31,170	293,377

		867,512

Financials — 7.7%
Banco de Chile ADR	2,517	204,104
Banco de Credito e Inversiones	1,802	100,820
Banco Santander Chile ADR	1,575	128,646
Corpbanca ADR	2,520	52,542
Parque Arauco	19,137	36,678

		522,790

Health Care — 0.4%
CFR Pharmaceuticals *	109,629	25,966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued

Industrials — 1.2%
Cia Sud Americana de Vapores	89,444	$24,447
Salfacorp	18,500	57,357

		81,804

Oil & Gas — 4.6%
Empresas COPEC	20,414	313,065

Technology — 1.0%
Sonda	26,700	65,203

Telecommunications — 1.1%
ENTEL Chile	3,940	77,971

Utilities — 9.5%
AES Gener	113,000	64,586
Colbun	293,024	79,701
Empresa Nacional de Electricidad ADR	5,935	286,305
Enersis ADR	11,342	222,643

		653,235

TOTAL CHILE		3,446,237

COLOMBIA— 30.7%

Consumer Goods — 0.2%
Fabricato *	360,615	13,729

Consumer Services — 2.1%
Almacenes Exito	11,236	144,592

Financials — 11.0%
BanColombia ADR	8,553	533,536
Grupo de Inversiones Suramericana	12,125	213,114

		746,650

Industrials — 4.0%
Cementos Argos	18,372	105,799
Inversiones Argos	17,197	165,054

		270,853

Oil & Gas — 11.8%
Ecopetrol ADR	11,734	499,164
Pacific Rubiales Energy (CAD)	13,125	306,035

		805,199

Utilities — 1.6%
Interconexion Electrica	17,808	113,628

TOTAL COLOMBIA		2,094,651

PERU— 18.5%

Basic Materials — 13.5%
Cia de Minas Buenaventura ADR	10,617	434,554
Sociedad Minera Cerro Verde SAA	1,476	53,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
Southern Copper	10,627	$326,036
Volcan Cia Minera SAA	102,641	100,543

		915,007

Financials — 5.0%
Credicorp	1,285	140,052
Credicorp Ltd.	1,868	203,201

		343,253

TOTAL PERU		1,258,260

TOTAL COMMON STOCK (Cost $7,260,366)		6,799,148

TOTAL INVESTMENTS — 99.8% (Cost $7,260,366)		$6,799,148

Percentages are based on Net Assets of $6,806,041.

*	Non-income producing security.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$6,799,148	$—	$—	$6,799,148

Total Investments in Securities	$6,799,148	$—	$—	$6,799,148

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Colombia 20 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.5%

COLOMBIA— 99.5%

Consumer Goods — 6.9%
Fabricato *	78,134,754	$2,974,567
Grupo Nutresa	561,596	6,805,399

		9,779,966

Consumer Services — 6.4%
Almacenes Exito	702,461	9,039,712

Financials — 44.0%
Banco Davivienda	590,416	6,401,186
BanColombia ADR	320,925	20,019,302
Bolsa de Valores de Colombia	220,322,625	3,933,911
Cia Colombiana de Inversiones	2,558,721	5,872,025
Financiera Colombiana	358,206	6,749,254
Grupo Aval Acciones y Valores	13,478,162	8,852,948
Grupo de Inversiones Suramericana	450,640	7,920,632
Helm Bank	6,387,007	1,061,647
Interbolsa *	1,167,693	1,427,528

		62,238,433

Industrials — 10.3%
Cementos Argos	1,131,453	6,515,713
Inversiones Argos	689,128	6,614,151
Tableros y Maderas de Caldas	285,476,806	1,467,948

		14,597,812

Oil & Gas — 21.7%
Ecopetrol ADR	437,245	18,600,402
Pacific Rubiales Energy (CAD)	504,870	11,772,027
Pacific Rubiales Energy (USD)	15,000	351,000

		30,723,429

Telecommunications — 1.0%
Empresa de Telecomunicaciones de Bogota	4,740,779	1,443,840

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — continued

Utilities — 9.2%
Interconexion Electrica	1,040,683	$6,640,283
Isagen	5,469,665	6,452,152

		13,092,435

TOTAL COMMON STOCK (Cost $145,016,559)		140,915,627

TOTAL INVESTMENTS — 99.5% (Cost $145,016,559)		$140,915,627

Percentages are based on Net Assets of $141,612,918.

*	Non-income producing security.

ADR — American Depositary Receipt

CAD — Canadian Dollar

USD — U.S. Dollar

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,915,627	$—	$—	$140,915,627

Total Investments in Securities	$140,915,627	$—	$—	$140,915,627

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Argentina 20 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%

ARGENTINA— 81.5%

Basic Materials — 22.8%
Tenaris ADR	27,671	$880,215

Consumer Discretionary — 8.5%
Arcos Dorados Holdings	14,087	329,636

Consumer Goods — 2.5%
Cresud SA ADR	8,390	97,408

Consumer Services — 8.1%
MercadoLibre	4,810	313,612

Financials — 11.5%
Banco Macro ADR	8,412	168,661
BBVA Banco Frances ADR	11,963	74,290
Grupo Financiero Galicia ADR	16,061	132,664
IRSA Inversiones y Representaciones ADR	6,453	64,917

		440,532

Oil & Gas — 14.0%
Petrobras Argentina ADR	9,007	126,098
Transportadora de Gas del Sur ADR	8,683	27,351
YPF ADR	11,407	383,389

		536,838

Telecommunications — 9.0%
Nortel Inversora ADR *	6,559	156,563
Telecom Argentina ADR	9,527	191,302

		347,865

Utilities — 5.1%
Empresa Distribuidora Y Comercializadora Norte ADR *	2,466	19,728
Pampa Energia ADR	11,725	177,138

		196,866

TOTAL ARGENTINA		3,142,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Argentina 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

CANADA— 13.8%
Basic Materials — 13.8%
Goldcorp	2,962	$144,664
Pan American Silver	4,878	136,389
Silver Standard Resources *	5,533	108,391
Yamana Gold	9,623	144,056

TOTAL CANADA		533,500

CHILE— 4.4%
Consumer Services — 4.4%
Cencosud	26,353	169,531

TOTAL COMMON STOCK (Cost $4,843,075)		3,846,003

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.030% (Cost $12,932)	$12,932	12,932

TOTAL INVESTMENTS — 100.0% (Cost $4,856,007)		$3,858,935

Percentages are based on Net Assets of $3,857,052.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,846,003	$—	$—	$3,846,003
Time Deposit	—	12,932	—	12,932

Total Investments in Securities	$3,846,003	$12,932	$—	$3,858,935

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 79.3%

BRAZIL— 79.3%

Basic Materials — 1.3%
Fibria Celulose ADR	35,806	$317,599

Consumer Goods — 8.8%
Cosan, Cl A	21,845	262,140
Cosan Industria e Comercio	20,620	321,583
Hypermarcas	77,233	420,248
JBS *	100,731	302,809
Marfrig Alimentos	24,302	104,910
Natura Cosmeticos	32,909	642,267

		2,053,957

Consumer Services — 5.6%
Gol Linhas Aereas Inteligentes ADR	25,402	203,724
Lojas Renner	23,285	708,114
TAM ADR	19,126	384,241

		1,296,079

Financials — 18.5%
BR Malls Participacoes	77,814	845,459
Cyrela Brazil Realty Empreendimentos e Participacoes	54,918	484,392
MRV Engenharia e Participacoes	62,820	445,029
Multiplan Empreendimentos Imobiliarios	12,462	251,709
PDG Realty Empreendimentos e Participacoes	214,056	945,263
Porto Seguro	18,927	202,998
Redecard	68,617	1,140,885

		4,315,735

Industrials — 16.1%
All America Latina Logistica	99,880	499,836
CCR	41,031	1,131,131
Duratex	52,399	287,867
Embraer ADR	35,221	979,848

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
LLX Logistica *	92,028	$205,877
Weg	58,174	656,131

		3,760,690

Telecommunications — 4.9%
Telegraph Norte Leste Participacoes ADR	55,173	598,627
Tim Participacoes ADR	20,628	537,153

		1,135,780

Utilities — 24.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,755	583,566
Cia Energetica de Minas Gerais ADR	73,178	1,246,953
Cia Paranaense de Energia ADR	24,427	492,937
CPFL Energia ADR	48,975	1,272,860
EDP - Energias do Brasil	10,609	229,424
Tractebel Energia	38,881	622,685
Ultrapar Participacoes ADR	66,035	1,172,782

		5,621,207

TOTAL COMMON STOCK (Cost $19,643,759)		18,501,047

PREFERRED STOCK — 20.0%

BRAZIL — 20.0%

Basic Materials — 3.4%
Metalurgica Gerdau, Cl A	51,210	576,989
Suzano Papel e Celulose	44,013	221,283

		798,272

Consumer Services — 7.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	30,373	1,190,318
Lojas Americanas	55,145	493,141

		1,683,459

Financials — 5.2%
Banco do Estado do Rio Grande do Sul	33,975	358,652
Bradespar	42,617	868,974

		1,227,626

Telecommunications — 2.2%
Telemar Norte Leste	18,708	510,288

Utilities — 2.0%
Cia Energetica de Sao Paulo	26,283	456,144

TOTAL PREFERRED STOCK (Cost $4,931,257)		4,675,789

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Mid Cap ETF

	Face Amount/Number of Warrants	Value
CORPORATE OBLIGATIONS — 0.6%
BRAZIL— 0.6%
Hypermarcus [1,2]
11.300%, 10/15/18	$59,000	$34,941
3.000%, 10/15/15	59,000	34,941
Marfrig Alimentos, Convertible [1,2,3]
1.04%, 07/15/15	12	70,868

TOTAL CORPORATE OBLIGATIONS (Cost $141,511)		140,750

WARRANTS — 0.0%
Hypermarcas* [1,2] (Cost $—)	59	—

TOTAL INVESTMENTS — 99.9% (Cost $24,716,527)		$23,317,586

Percentages are based on Net Assets of $23,329,414.

*	Non-income producing security.
[1]

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2011, was $140,750 and represented 0.6% of Net Assets.

[2]	Securities considered illiquid. The total value of such securities as of October 31, 2011 was $140,750 and represented 0.6% of Net Assets.
[3]	Floating rate security. Rate disclosed is the rate in effect on October 31, 2011.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$18,501,047	$—	$—	$18,501,047
Preferred Stock	4,675,789	—	—	4,675,789
Corporate Obligations	—	—	140,750	140,750
Warrants	—	—	—	—

Total Investments in Securities	$23,176,836	$—	$140,750	$23,317,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Mid Cap ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Brazil
Investments in Corporate Obligations
Beginning balance as of October 31, 2010	$71,750
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(882)
Net purchases	69,882
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$140,750

Net change in unrealized appreciation/(depreciation) from investments still held as of October 31, 2011 is $(882).

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Consumer ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 81.1%

BRAZIL — 81.1%
Consumer Goods — 51.1%
Arezzo Industria e Comercio	31,331	$414,339
BRF - Brasil Foods ADR	86,534	1,821,541
Cia Hering	72,780	1,630,289
Cosan, Cl A	99,387	1,192,644
Cosan Industria e Comercio	93,754	1,462,158
Gafisa ADR	148,476	1,104,661
Hypermarcas	170,082	925,468
JBS *	454,939	1,367,600
M Dias Branco	36,106	935,832
Marfrig Alimentos	109,761	473,830
Natura Cosmeticos	62,250	1,214,900
Sao Martinho	24,137	288,266
SLC Agricola	40,494	402,227
Souza Cruz	135,595	1,682,594
Tereos Internacional	76,167	109,159

		15,025,508

Consumer Services — 30.0%
Anhanguera Educacional Participacoes	74,867	1,112,646
B2W Cia Global Do Varejo	80,674	656,108
Drogasil	95,821	603,452
Gol Linhas Aereas Inteligentes ADR	114,935	921,779
Localiza Rent a Car	96,794	1,453,179
Lojas Renner	43,556	1,324,569
Marisa Lojas	39,910	548,952
Multiplus	41,872	707,421
TAM ADR	73,135	1,469,282

		8,797,388

TOTAL COMMON STOCK (Cost $26,589,125)		23,822,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
PREFERRED STOCK — 18.4%

BRAZIL— 18.4%
Consumer Goods — 7.5%

Alpargatas	68,871	$457,401
Cia de Bebidas das Americas ADR	51,455	1,735,063

		2,192,464

Consumer Services — 10.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	38,913	1,525,000
Lojas Americanas	165,026	1,475,764
Saraiva Livreiros Editores	14,567	211,313

		3,212,077

TOTAL PREFERRED STOCK (Cost $4,905,764)		5,404,541

CORPORATE OBLIGATIONS — 0.5%
BRAZIL— 0.5%
Hypermarcus [1,2]
11.300%, 10/15/18	$84,000	49,747
3.000%, 10/15/15	84,000	49,746
Marfrig Alimentos, Convertible [1,2,3]
1.04%, 07/15/15	6	35,412

TOTAL CORPORATE OBLIGATIONS (Cost $136,027)		134,905

WARRANTS — 0.0%
Hypermarcas* [1,2]
(Cost $—)	84	—

TOTAL INVESTMENTS — 100.0% (Cost $31,630,916)		$29,362,342

Percentages are based on Net Assets of $29,361,324.

*	Non-income producing security.
[1]

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2011, was $134,905 and represented 0.5% of Net Assets.

[2]	Securities considered illiquid. The total value of such securities as of October 31, 2011 was $134,905 and represented 0.5% of Net Assets.
[3]	Floating rate security. Rate disclosed is the rate in effect on October 31, 2011.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,822,896	$—	$—	$23,822,896
Preferred Stock	5,404,541	—	—	5,404,541
Corporate Obligations	—	—	—	—
Warrants	—	—	134,905	134,905

Total Investments in Securities	$29,227,437	$—	$134,905	$29,362,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Consumer ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Brazil
Investments in Corporate Obligations
Beginning balance as of October 31, 2010	$35,852
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(440)
Net purchases	99,493
Net sales	-
Transfers into Level 3	-
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$134,905

Net change in unrealized appreciation/(depreciation) from investments still held as of October 31, 2011 is $(440).

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Financials ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 94.0%

BRAZIL— 94.0%

Financials — 94.0%
Banco Bradesco ADR	43,554	$ 792,683
Banco do Brasil	50,332	768,248
Banco Santander Brasil ADR	36,668	333,679
BM&F Bovespa	59,379	357,346
BR Malls Participacoes	35,620	387,016
BR Properties	22,538	227,809
Brasil Brokers Participacoes	30,851	125,094
Brookfield Incorporacoes	5,035	19,624
CETIP - Balcao Organizado de Ativos e Derivativos	26,671	365,299
Cielo	17,088	456,244
Cyrela Brazil Realty Empreendimentos e Participacoes	38,419	338,866
Even Construtora e Incorporadora	28,014	105,756
Itau Unibanco Holding ADR	38,014	726,828
Iguatemi Empresa de Shopping Centers	5,897	114,917
MRV Engenharia e Participacoes	44,654	316,337
Multiplan Empreendimentos Imobiliarios	10,547	213,029
PDG Realty Empreendimentos e Participacoes	65,641	289,868
Porto Seguro	15,939	170,951
Redecard	28,214	469,110
Rossi Residencial	27,027	171,940
Sul America	32,509	264,958

TOTAL COMMON STOCK (Cost $7,775,608)		7,015,602

PREFERRED STOCK — 5.9%

BRAZIL— 5.9%

Financials — 5.9%
Banco ABC Brasil	8,220	55,071
Banco do Estado do Rio Grande do Sul	28,158	297,246
Banco Industrial e Comercial	10,440	47,562

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Brazil Financials ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued Banco Panamericano*	8,330	$ 37,028

TOTAL PREFERRED STOCK (Cost $476,648)		436,907

TOTAL INVESTMENTS — 99.9% (Cost $8,252,256)		$ 7,452,509

Percentages are based on Net Assets of $7,461,414.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,015,602	$—	$—	$7,015,602
Preferred Stock	436,907	—	—	436,907

Total Investments in Securities	$7,452,509	$—	$—	$7,452,509

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Mexico Small-Cap ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

MEXICO— 99.8%

Basic Materials — 7.2%
Cia Minera Autlan	9,200	$ 9,566
Grupo Simec, Cl B *	7,100	15,858
Industrias CH, Cl B *	4,500	14,655

		40,079

Consumer Goods — 17.7%
Consorcio ARA	49,936	13,721
Corporacion GEO *	11,500	15,877
Desarrolladora Homex ADR *	521	7,794
Gruma, Cl B *	2,500	4,891
Grupo Herdez	16,568	30,450
Industrias Bachoco	3,100	5,760
Sare Holding, Cl B *	19,900	1,912
Urbi Desarrollos Urbanos *	14,200	18,113

		98,518

Consumer Services — 27.8%
Alsea	21,600	22,362
Controladora Comercial Mexicana *	20,700	29,916
Grupo Comercial Chedraui	11,857	28,574
Grupo Famsa, Cl A *	4,100	3,675
Megacable Holdings *	17,182	36,119
TV Azteca	56,364	34,233

		154,879

Financials — 13.7%
Bolsa Mexicana de Valores	19,193	31,398
Compartamos	21,721	33,593
Inmuebles Carso *	14,500	11,049

		76,040

Health Care — 5.9%
Genomma Lab Internacional, Cl B *	15,958	32,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Mexico Small-Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Industrials — 26.1%
Empresas ICA ADR *	3,466	$ 18,474
Grupo Aeroportuario del Pacifico ADR	986	34,175
Grupo Aeroportuario del Sureste ADR	702	40,435
OHL Mexico *	19,178	29,818
Promotora y Operadora de Infraestructura *	5,600	22,618

		145,520

Telecommunications — 1.4%
Axtel *	23,800	7,808

TOTAL COMMON STOCK (Cost $726,839)		555,790

TIME DEPOSIT — 0.2%

Brown Brothers Harriman, 0.030% (Cost $1,082)	$ 1,082	1,082

TOTAL INVESTMENTS — 100.0% (Cost $727,921)		$ 556,872

Percentages are based on Net Assets of $556,805.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 555,790	$ —	$ —	$ 555,790
Time Deposit	—	1,082	—	1,082

Total Investments in Securities	$ 555,790	$ 1,082	$ —	$ 556,872

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 93.3%

BRAZIL— 12.3%

Basic Materials — 3.0%
Cia Siderurgica Nacional ADR	1,110	$ 10,390
Gerdau ADR	26	234
Vale ADR, Cl B	2,158	54,835

		65,459

Consumer Goods — 1.3%
BRF - Brasil Foods ADR	1,096	23,071
Cia de Bebidas das Americas ADR	228	6,140

		29,211

Financials — 7.3%
Banco Bradesco ADR	4,032	73,383
Banco do Brasil	106	1,618
Cielo	344	9,184
Itau Unibanco Holding ADR	3,302	63,134
Itausa - Investimentos Itau	1,440	11,325

		158,644

Oil & Gas — 0.7%
OGX Petroleo e Gas Participacoes *	1,820	15,247

TOTAL BRAZIL		268,561

CHILE— 1.2%

Consumer Services — 0.4%
SACI Falabella	900	8,471

Oil & Gas — 0.4%
Empresas COPEC	626	9,600

Utilities — 0.4%
Empresa Nacional de Electricidad ADR	162	7,815

TOTAL CHILE		25,886

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued

CHINA— 16.5%

Basic Materials — 0.5%
Aluminum Corp of China ADR	30	$ 399
Yanzhou Coal Mining ADR	302	7,460
Zijin Mining Group, Cl H	9,000	3,904

		11,763

Consumer Goods — 0.4%
Tingyi Cayman Islands Holding	2,800	8,038

Consumer Services — 0.1%
Air China, Cl H	3,200	2,529

Energy — 1.4%
China Coal Energy, Cl H	6,000	7,639
China Shenhua Energy, Cl H	4,800	22,367

		30,006

Financials — 9.5%
Agricultural Bank of China, Cl H	24,000	10,967
Bank of Communications, Cl H	9,900	6,932
China Citic Bank, Cl H	10,000	5,471
China Construction Bank, Cl H	94,000	70,302
China Life Insurance ADR	738	28,597
China Merchants Bank, Cl H	5,800	11,946
China Pacific Insurance Group, Cl H	1,460	4,548
Industrial & Commercial Bank of China, Cl H	82,000	52,144
Ping An Insurance Group, Cl H	2,200	16,624

		207,531

Industrials — 0.5%
Byd, Cl H	840	2,065
China Communications Construction, Cl H	6,000	4,611
China Railway Construction, Cl H	3,000	1,815
China Railway Group, Cl H	6,000	2,031

		10,522

Oil & Gas — 0.5%
China Petroleum & Chemical ADR	38	3,587
PetroChina ADR	56	7,258

		10,845

Technology — 3.6%
Baidu ADR *	370	51,867
Tencent Holdings	1,100	25,926

		77,793

TOTAL CHINA		359,027

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued

COLOMBIA— 0.6%

Oil & Gas — 0.6%
Ecopetrol ADR	306	$ 13,017

CZECH REPUBLIC— 0.2%

Utilities — 0.2%
CEZ	100	4,231

HONG KONG— 4.4%

Consumer Goods — 0.6%
Belle International Holdings, Cl A	6,786	13,487

Financials — 1.2%
BOC Hong Kong Holdings	4,129	9,982
China Overseas Land & Investment	5,600	10,568
China Resources Land	3,000	4,456

		25,006

Oil & Gas — 1.9%
CNOOC ADR	222	41,871

Telecommunications — 0.7%
China Mobile ADR	326	15,505

TOTAL HONG KONG		95,869

INDIA— 10.1%

Basic Materials — 0.4%
Sterlite Industries India ADR	730	7,534

Financials — 3.1%
HDFC Bank ADR	1,240	39,259
ICICI Bank ADR	408	15,161
State Bank of India GDR	186	14,657

		69,077

Industrials — 0.6%
Larsen & Toubro GDR	410	11,898

Oil & Gas — 2.8%
Reliance Industries GDR [1]	1,694	61,323

Technology — 3.2%
Infosys ADR	1,110	65,035
Wipro ADR	512	5,355

		70,390

TOTAL INDIA		220,222

INDONESIA— 3.5%

Consumer Goods — 1.2%
Astra International	3,000	23,390
Unilever Indonesia	1,720	3,042

		26,432

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued

Financials — 1.8%
Bank Central Asia	18,800	$ 17,207
Bank Mandiri	12,257	9,903
Bank Rakyat Indonesia Persero	14,415	10,994

		38,104

Telecommunications — 0.5%
Telekomunikasi Indonesia ADR	348	11,762

TOTAL INDONESIA		76,298

MALAYSIA— 2.1%

Financials — 1.6%
CIMB Group Holdings	5,200	12,835
Malayan Banking	3,684	10,042
Public Bank	2,600	10,783

		33,660

Industrials — 0.3%
Sime Darby	2,600	7,545

Telecommunications — 0.2%
Maxis	2,800	4,884

TOTAL MALAYSIA		46,089

MEXICO— 5.8%

Basic Materials — 0.7%
Grupo Mexico, Cl B	5,400	14,976

Consumer Goods — 1.3%
Fomento Economico Mexicano ADR	318	21,322
Grupo Modelo	920	5,856

		27,178

Consumer Services — 1.3%
Grupo Elektra	100	7,710
Wal-Mart de Mexico	8,200	21,177

		28,887

Telecommunications — 2.5%
America Movil ADR, Ser L	1,988	50,535
Telefonos de Mexico ADR	308	4,817

		55,352

TOTAL MEXICO		126,393

MOROCCO— 0.2%

Telecommunications — 0.2%
Maroc Telecom	204	3,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued

POLAND— 0.8%

Financials — 0.8%
Bank Pekao	130	$ 6,050
Powszechna Kasa Oszczednosci Bank Polski	898	10,250

TOTAL POLAND		16,300

RUSSIA— 6.3%

Basic Materials — 2.3%
MMC Norilsk Nickel ADR	1,668	32,643
Novolipetsk Steel GDR	186	5,063
Uralkali	1,424	12,672

		50,378

Financials — 1.6%
Sberbank of Russia	11,749	32,956
VTB Bank GDR	504	2,425

		35,381

Oil & Gas — 1.6%
NovaTek OAO	2,694	34,807

Telecommunications — 0.8%
Mobile Telesystems ADR	560	8,002
Rostelecom	1,787	9,196

		17,198

TOTAL RUSSIA		137,764

SOUTH AFRICA— 9.9%

Basic Materials — 2.5%
Anglo American Platinum	102	7,430
AngloGold Ashanti ADR	562	25,408
Impala Platinum Holdings	672	15,633
Kumba Iron Ore	116	6,942

		55,413

Consumer Services — 1.4%
Naspers, Cl N	608	29,295

Financials — 1.7%
ABSA Group	472	8,546
FirstRand	5,022	12,570
Standard Bank Group	1,194	14,807

		35,923

Oil & Gas — 1.9%
Sasol ADR	926	41,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued

Telecommunications — 2.4%
MTN Group	2,730	$ 47,950
Vodacom Group	340	3,876

		51,826

TOTAL SOUTH AFRICA		214,349

SOUTH KOREA— 8.1%

Basic Materials — 1.1%
LG Chemical	66	21,607
POSCO ADR	20	1,718

		23,325

Consumer Goods — 4.4%
Hyundai Mobis	100	29,051
Hyundai Motor	208	42,466
Kia Motors	362	23,540

		95,057

Financials — 0.8%
KB Financial Group ADR	90	3,514
Samsung Life Insurance	125	9,759
Shinhan Financial Group ADR	50	3,980

		17,253

Industrials — 0.6%
Hyundai Heavy Industries	49	13,331

Oil & Gas — 0.6%
SK Innovation	83	12,728

Technology — 0.6%
Hynix Semiconductor	274	5,631
Samsung Electronics	9	7,836

		13,467

TOTAL SOUTH KOREA		175,161

TAIWAN— 10.0%

Basic Materials — 2.6%
Formosa Chemicals & Fibre	7,276	21,288
Formosa Plastics	7,178	21,362
Nan Ya Plastics	6,000	13,623

		56,273

Financials — 0.5%
Cathay Financial Holding	9,792	11,836

Industrials — 1.7%
Hon Hai Precision Industry	13,420	37,380

Oil & Gas — 0.4%
Formosa Petrochemical	3,000	9,490

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

	Shares	Value
COMMON STOCK — continued

Technology — 4.8%
HTC	1,050	$ 24,085
Taiwan Semiconductor Manufacturing ADR	6,284	79,304

		103,389

TOTAL TAIWAN		218,368

THAILAND— 0.9%

Oil & Gas — 0.9%
PTT	1,080	10,758
PTT Exploration & Production	1,720	9,014

TOTAL THAILAND		19,772

TURKEY— 0.4%

Financials — 0.3%
Turkiye Garanti Bankasi	818	2,889
Turkiye Is Bankasi, Cl C	2,078	4,857

		7,746

Telecommunications — 0.1%
Turkcell Iletisim Hizmetleri ADR	114	1,405

TOTAL TURKEY		9,151

TOTAL COMMON STOCK (Cost $2,343,806)		2,030,055

PREFERRED STOCK — 6.1%

BRAZIL— 6.1%

Basic Materials — 3.2%
Vale ADR, Cl B	2,978	70,281

Consumer Goods — 1.7%
Cia de Bebidas das Americas ADR	1,078	36,350

Financials — 1.0%
Itausa - Investimentos Itau	3,600	22,630

Technology — 0.2%
Samsung Electronics	7	4,029

TOTAL BRAZIL		133,290

TOTAL PREFERRED STOCK (Cost $155,807)		133,290

TOTAL INVESTMENTS — 99.4% (Cost $2,499,613)		$ 2,163,345

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Growth ETF

Percentages are based on Net Assets of $2,176,455.

*	Non-income producing security.
[1]

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ser — Series

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,030,055	$ —	$ —	$ 2,030,055
Preferred Stock	133,290	—	—	133,290

Total Investments in Securities	$ 2,163,345	$ —	$ —	$ 2,163,345

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Value ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 97.4%

BRAZIL— 20.7%

Basic Materials — 1.3%
Gerdau ADR	3,420	$ 30,848

Financials — 4.3%
Banco do Brasil	2,614	39,899
Banco Santander Brasil ADR	2,400	21,840
BM&F Bovespa	5,800	34,905

		96,644

Oil & Gas — 14.2%
Petroleo Brasileiro ADR	5,603	151,337
Petroleo Brasileiro ADR, Cl A	6,529	165,118

		316,455

Utilities — 0.9%
Centrais Eletricas Brasileiras ADR	968	9,632
Centrais Eletricas Brasileiras ADR, Cl B	718	10,016

		19,648

TOTAL BRAZIL		463,595

CHILE— 0.8%

Utilities — 0.8%
Enersis ADR	884	17,353

CHINA— 12.0%

Basic Materials — 0.3%
Aluminum Corp of China ADR	480	6,379

Energy — 0.2%
China Shenhua Energy, Cl H	1,000	4,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK — continued

Financials — 4.1%
Bank of China, Cl H	203,615	$ 73,913
China Citic Bank, Cl H	20,223	11,064
China Minsheng Banking, Cl H	9,000	7,426

		92,403

Industrials — 0.7%
China Communications Construction, Cl H	14,588	11,211
China COSCO Holdings, Cl H	9,000	4,796

		16,007

Oil & Gas — 5.3%
China Petroleum & Chemical ADR	486	45,878
PetroChina ADR	560	72,582

		118,460

Telecommunications — 1.4%
China Telecom ADR	486	29,695

TOTAL CHINA		267,604

CZECH REPUBLIC— 0.6%

Utilities — 0.6%
CEZ	340	14,387

HONG KONG— 5.6%

Telecommunications — 5.6%
China Mobile ADR	2,263	107,628
China Unicom Hong Kong ADR	901	18,119

TOTAL HONG KONG		125,747

INDIA— 0.8%

Basic Materials — 0.8%
Sterlite Industries India ADR	608	6,274
Tata Steel GDR	1,106	10,673

TOTAL INDIA		16,947

MEXICO— 0.0%

Telecommunications — 0.0%
Telefonos de Mexico ADR	50	782

POLAND— 0.5%

Utilities — 0.5%
PGE	1,892	11,661

RUSSIA— 25.6%

Basic Materials — 0.1%
United RUSAL *	2,800	2,595

Financials — 0.7%
VTB Bank GDR	3,056	14,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Value ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 23.8%
Gazprom OAO ADR	18,501	$ 214,797
Lukoil OAO ADR	2,571	148,347
Rosneft Oil GDR	4,454	31,690
Surgutneftegas ADR	13,504	116,810
Tatneft ADR	724	21,495

		533,139

Utilities — 1.0%
Federal Grid Unified Energy System JSC, Cl T	922,788	8,623
Federal Hydrogenerating JSC ADR	3,936	14,839

		23,462

TOTAL RUSSIA		573,902

SOUTH AFRICA— 0.8%

Financials — 0.8%
Standard Bank Group	1,506	18,676

SOUTH KOREA— 22.8%

Basic Materials — 2.9%
POSCO ADR	782	67,190

Consumer Goods — 0.9%
LG Electronics	308	20,693

Financials — 3.7%
KB Financial Group ADR	1,042	40,690
Samsung Life Insurance	20	1,561
Shinhan Financial Group ADR	511	40,676

		82,927

Technology — 14.4%
Hynix Semiconductor	1,067	21,928
Samsung Electronics GDR [1]	696	299,489

		321,417

Utilities — 0.9%
Korea Electric Power ADR*	1,742	19,214

TOTAL SOUTH KOREA		511,441

TAIWAN— 4.9%

Basic Materials — 2.4%
China Steel	36,344	36,337
Nan Ya Plastics	7,800	17,710

		54,047

Technology — 0.5%
Taiwan Semiconductor Manufacturing ADR	860	10,853

Telecommunications — 2.0%
Chunghwa Telecom ADR	1,340	45,064

TOTAL TAIWAN		109,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Value ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

THAILAND— 0.2%

Oil & Gas — 0.2%
PTT	380	$ 3,785

TURKEY— 2.1%

Financials — 2.1%
Akbank	5,173	18,914
Turkiye Garanti Bankasi	5,066	17,892
Turkiye Is Bankasi, Cl C	4,503	10,526

TOTAL TURKEY		47,332

TOTAL COMMON STOCK (Cost $2,541,646)		2,183,176

PREFERRED STOCK — 1.3%

SOUTH KOREA— 1.3%

Technology — 1.3%
Samsung Electronics (Cost $27,600)	49	28,205

TIME DEPOSIT — 1.0%
Brown Brothers Harriman, 0.030% (Cost $22,845)	$ 22,845	22,845

TOTAL INVESTMENTS — 99.7% (Cost $2,592,091)		$ 2,234,226

Percentages are based on Net Assets of $2,239,887.

*	Non-income producing security.
[1]

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X Russell Emerging Markets Value ETF

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,183,176	$ —	$ —	$ 2,183,176
Preferred Stock	28,205	—	—	28,205
Time Deposit	—	22,845	—	22,845

Total Investments in Securities	$ 2,211,381	$ 22,845	$ —	$ 2,234,226

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Nordic Region ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%

DENMARK— 17.3%

Consumer Goods — 1.7%
Carlsberg, Cl B	7,410	$ 504,579

Financials — 2.8%
Danske Bank	58,095	805,239

Health Care — 10.4%
Novo Nordisk ADR	28,374	3,016,156

Industrials — 2.4%
AP Moller - Maersk, Cl B	102	696,080

TOTAL DENMARK		5,022,054

FINLAND— 14.3%

Basic Materials — 1.3%
UPM-Kymmene	32,090	376,620

Financials — 3.3%
Sampo, Cl A	34,861	963,510

Industrials — 2.0%
Kone, Cl B	10,299	569,300

Technology — 5.4%
Nokia ADR	233,421	1,570,923

Utilities — 2.3%
Fortum	27,690	675,637

TOTAL FINLAND		4,155,990

NORWAY— 20.8%

Basic Materials — 3.3%
Norsk Hydro	62,503	326,663

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued

Basic Materials — continued
Yara International	13,609	$ 648,863

		975,526

Consumer Goods — 1.9%
Orkla	64,011	558,148

Financials — 3.1%
DnB	75,899	886,275

Oil & Gas — 9.3%
Seadrill	20,699	685,104
Statoil ADR	79,499	2,021,660

		2,706,764

Telecommunications — 3.2%
Telenor	51,665	923,286

TOTAL NORWAY		6,049,999

SWEDEN— 47.3%

Consumer Goods — 1.9%
Svenska Cellulosa, Cl B	36,965	541,015

Consumer Services — 4.2%
Hennes & Mauritz, Cl B	36,335	1,204,768

Financials — 17.5%
Investor, Cl B	27,685	544,652
Nordea Bank	187,637	1,718,916
Skandinaviska Enskilda Banken, Cl A	135,142	854,470
Svenska Handelsbanken, Cl A	38,449	1,109,526
Swedbank, Cl A	59,309	836,614

		5,064,178

Industrials — 13.8%
Atlas Copco, Cl A	39,246	860,092
Sandvik	73,824	1,022,090
Scania, Cl B	24,937	421,272
SKF, Cl B	25,516	570,558
Volvo, Cl B	90,204	1,131,117

		4,005,129

Technology — 6.7%
Ericsson ADR	187,710	1,954,061

Telecommunications — 3.2%
TeliaSonera	134,685	940,110

TOTAL SWEDEN		13,709,261

TOTAL COMMON STOCK (Cost $32,646,292)		28,937,304

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Nordic Region ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030% (Cost $48,759)	$ 48,759	$ 48,759

TOTAL INVESTMENTS — 99.9% (Cost $32,695,051)		$ 28,986,063

Percentages are based on Net Assets of $29,004,748.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 28,937,304	$ —	$ —	$28,937,304
Time Deposit	—	48,759	—	48,759

Total Investments in Securities	$ 28,937,304	$ 48,759	$ —	$28,986,063

For the year ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the year ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Norway 30 ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%

NORWAY— 99.8%

Basic Materials — 11.6%
Norsk Hydro	616,916	$ 3,224,219
Yara International	114,685	5,468,063

		8,692,282

Consumer Goods — 8.0%
Aker, Cl A	20,991	600,045
Austevoll Seafood	58,631	232,955
Cermaq	49,834	555,483
Marine Harvest	1,939,192	868,108
Orkla	429,591	3,745,850

		6,002,441

Consumer Services — 6.6%
Royal Caribbean Cruises	115,215	3,426,083
Schibsted	58,580	1,534,484

		4,960,567

Financials — 14.8%
DnB	638,906	7,460,527
Gjensidige Forsikring	144,508	1,589,999
Storebrand	328,735	2,028,958

		11,079,484

Health Care — 1.3%
Algeta *	28,584	1,002,100

Industrials — 1.6%
Stolt-Nielsen	18,485	365,566
Tomra Systems	106,964	790,374

		1,155,940

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2011

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

Oil & Gas — 44.6%
Aker Solutions	149,216	$ 1,737,035
Archer *	116,964	496,059
BW Offshore	373,685	702,062
DNO International *	686,126	809,827
Fred Olsen Energy	19,274	651,799
Petroleum Geo-Services *	157,847	1,731,090
ProSafe	166,106	1,263,817
Renewable Energy *	360,669	350,800
Seadrill	107,826	3,568,870
Statoil	628,976	16,068,730
Statoil Fuel & Retail	108,181	861,410
Subsea 7	152,333	3,316,588
TGS Nopec Geophysical	75,520	1,725,683

		33,283,770

Technology — 0.9%
Atea	72,598	644,770

Telecommunications — 10.4%
Telenor	434,618	7,766,896

TOTAL COMMON STOCK (Cost $80,366,089)		74,588,250

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030% (Cost $3,532)	$ 3,532	3,532

TOTAL INVESTMENTS — 99.8% (Cost $80,369,621)		$ 74,591,782

Percentages are based on Net Assets of $74,706,977.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 74,588,250	$ —	$ —	$ 74,588,250
Time Deposit	—	3,532	—	3,532

Total Investments in Securities	$ 74,588,250	$ 3,532	$ —	$ 74,591,782

For the period ended October 31, 2011, there have been no significant transfers between Level 1 & Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$158,801,941	$5,201,716	$11,705,338	$7,024,710
Cost of Foreign Currency	311,249	13,363	14,253	11,801

Investments at Value	$136,625,383	$4,812,899	$11,062,420	$4,558,970
Foreign Currency at Value	311,736	13,372	14,280	11,837
Receivable for Investment Securities Sold	10,684,525	419,876	506,207	174,785
Dividend and Interest Receivable	132,300	—	5,767	642
Receivable for Capital Shares Sold	—	—	2,785,000	—

Total Assets	147,753,944	5,246,147	14,373,674	4,746,234

Liabilities:
Payable for Investment Securities Purchased	10,810,342	418,966	3,447,474	186,170
Payable due to Investment Adviser	70,619	2,483	2,472	2,176
Due to Custodian	14,996	2,874	—	—

Total Liabilities	10,895,957	424,323	3,449,946	188,346

Net Assets	$136,857,987	$4,821,824	$10,923,728	$4,557,888

Net Assets Consist of:
Paid-in Capital	$163,522,021	$5,192,860	$12,370,697	$7,119,053
Undistributed (Distributions in Excess of) Net Investment Income	(646,350)	78,332	14,611	3,261
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(3,841,949)	(60,561)	(819,230)	(98,661)
Net Unrealized Depreciation on Investments	(22,176,558)	(388,817)	(642,918)	(2,465,740)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	823	10	568	(25)

Net Assets	$136,857,987	$4,821,824	$10,923,728	$4,557,888

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,950,000	350,000	1,000,000	400,000

Net Asset Value, Offering and Redemption Price Per Share	$15.29	$13.78	$10.92	$11.39

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$4,310,922	$4,605,467	$24,596,635	$7,260,366
Cost of Foreign Currency	13,226	22,177	10,719	4,762

Investments at Value	$2,845,033	$4,593,515	$23,255,017	$6,799,148
Foreign Currency at Value	13,260	22,237	11,094	4,792
Receivable for Investment Securities Sold	301,401	498,452	—	—
Dividend and Interest Receivable	630	—	16,642	7,217

Total Assets	3,160,324	5,114,204	23,282,753	6,811,157

Liabilities:
Payable for Investment Securities Purchased	282,338	497,424	—	—
Due to Custodian	1,959	—	8,479	1,246
Payable due to Investment Adviser	1,400	2,743	12,042	3,870

Total Liabilities	285,697	500,167	20,521	5,116

Net Assets	$2,874,627	$4,614,037	$23,262,232	$6,806,041

Net Assets Consist of:
Paid-in Capital	$4,343,294	$4,810,925	$24,350,557	$7,298,000
Undistributed Net Investment Income	—	57,615	259,838	105,342
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(2,812)	(242,610)	(7,031)	(136,113)
Net Unrealized Depreciation on Investments	(1,465,889)	(11,952)	(1,341,618)	(461,218)
Net Unrealized Appreciation on Foreign Currency Translations	34	59	486	30

Net Assets	$2,874,627	$4,614,037	$23,262,232	$6,806,041

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,000	300,000	1,500,000	500,000

Net Asset Value, Offering and Redemption Price Per Share	$9.58	$15.38	$15.51	$13.61

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X FTSE Colombia 20 ETF	Global X FTSE Argentina 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF
Assets:
Cost of Investments	$145,016,559	$4,856,007	$24,716,527	$31,630,916
Cost of Foreign Currency	7,389,882	761	4,834	6,866

Investments at Value	$140,915,627	$3,858,935	$23,317,586	$29,362,342
Foreign Currency at Value	7,388,324	733	4,894	7,029
Receivable for Capital Shares Sold	4,858,500	—	—	1,678,000
Dividend and Interest Receivable	280,134	—	61,373	70,188

Total Assets	153,442,585	3,859,668	23,383,853	31,117,559

Liabilities:
Payable for Investment Securities Purchased	4,246,896	—	—	1,677,095
Due to Custodian	7,370,120	—	41,470	61,946
Payable due to Investment Adviser	79,857	2,355	12,669	16,192
Payable due to Custody	132,794	261	—	—
Other Payables	—	—	300	1,002

Total Liabilities	11,829,667	2,616	54,439	1,756,235

Net Assets	$141,612,918	$3,857,052	$23,329,414	$29,361,324

Net Assets Consist of:
Paid-in Capital	$158,205,828	$5,219,000	$25,344,341	$32,070,393
Undistributed Net Investment Income	300,006	71,114	408,624	392,930
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(12,795,863)	(435,961)	(1,024,443)	(830,884)
Net Unrealized Depreciation on Investments	(4,100,932)	(997,072)	(1,398,941)	(2,268,574)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	3,879	(29)	(167)	(2,541)

Net Assets	$141,612,918	$3,857,052	$23,329,414	$29,361,324

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,380,000	350,000	1,500,000	1,750,000

Net Asset Value, Offering and Redemption Price Per Share	$19.19	$11.02	$15.55	$16.78

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X Brazil Financials ETF	Global X Mexico Small-Cap ETF	Global X Russell Emerging Markets Growth ETF	Global X Russell Emerging Markets Value ETF
Assets:
Cost of Investments	$8,252,256	$727,921	$2,499,613	$2,592,091
Cost of Foreign Currency	—	244	11,581	6,487

Investments at Value	$7,452,509	$556,872	$2,163,345	$2,234,226
Foreign Currency at Value	—	250	11,313	6,276
Dividend and Interest Receivable	13,846	—	3,989	602

Total Assets	7,466,355	557,122	2,178,647	2,241,104

Liabilities:
Payable due to Investment Adviser	4,470	317	1,186	1,217
Due to Custodian	471	—	1,006	—

Total Liabilities	4,941	317	2,192	1,217

Net Assets	$7,461,414	$556,805	$2,176,455	$2,239,887

Net Assets Consist of:
Paid-in Capital	$8,159,523	$719,614	$2,511,000	$2,498,000
Undistributed Net Investment Income	216,360	6,225	37,049	31,438
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(115,348)	2,010	(35,055)	68,493
Net Unrealized Depreciation on Investments	(799,747)	(171,049)	(336,268)	(357,865)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	626	5	(271)	(179)

Net Assets	$7,461,414	$556,805	$2,176,455	$2,239,887

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	500,000	50,000	100,000	100,000

Net Asset Value, Offering and Redemption Price Per Share	$14.92	$11.14	$21.76	$22.40

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF
Assets:
Cost of Investments	$32,695,051	$80,369,621
Cost of Foreign Currency	15,772	139,448

Investments at Value	$28,986,063	$74,591,782
Foreign Currency at Value	16,022	141,055
Reclaim Receivable	11,305	—
Receivable from Custodian	3,250	—

Total Assets	29,016,640	74,732,837

Liabilities:
Payable due to Investment Adviser	11,892	25,860

Total Liabilities	11,892	25,860

Net Assets	$29,004,748	$74,706,977

Net Assets Consist of:
Paid-in Capital	$31,954,132	$83,208,985
Undistributed Net Investment Income	694,530	995,926
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	64,912	(3,721,702)
Net Unrealized Depreciation on Investments	(3,708,988)	(5,777,839)
Net Unrealized Appreciation on Foreign Currency Translations	162	1,607

Net Assets	$29,004,748	$74,706,977

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,660,000	5,350,000

Net Asset Value, Offering and Redemption Price Per Share	$17.47	$13.96

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the year ended October 31, 2011

	Global X China Consumer ETF		Global X China Energy ETF		Global X China Financials ETF		Global X China Industrials ETF
Investment Income:
Dividend Income	$2,932,933		$189,727		$158,169		$129,440
Interest Income	220		7		7		7
Less: Foreign Taxes Withheld	(79,553)		(16,122)		(11,879)		(8,223)

Total Investment Income	2,853,600		173,612		146,297		121,224

Supervision and Administration Fees(1)	1,139,644		47,985		106,172		51,562

Total Expenses	1,139,644		47,985		106,172		51,562

Net Expenses	1,139,644		47,985		106,172		51,562

Net Investment Income	1,713,956		125,627		40,125		69,662

Net Realized Gain (Loss) on:
Investments	(11,428,389)	(2)	(322,121)	(2)	(1,777,734)	(2)	366,112	(2)
Foreign Currency Transactions	6,584		434		1,562		280

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(11,421,805)		(321,687)		(1,776,172)		366,392

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(43,411,948)		(602,952)		(3,649,752)		(3,005,370)
Foreign Currency Transactions	250		13		431		(735)

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(43,411,698)		(602,939)		(3,649,321)		(3,006,105)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(54,833,503)		(924,626)		(5,425,493)		(2,639,713)

Net Decrease in Net Assets Resulting from Operations	$(53,119,547)		$(798,999)		$(5,385,368)		$(2,570,051)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended October 31, 2011

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF(1)	Global X FTSE Andean 40 ETF(2)
Investment Income:
Dividend Income	$103,822	$170,080	$323,019	$143,306
Interest Income	8	5	10	2
Less: Foreign Taxes Withheld	(7,016)	(4,068)	(12,118)	(17,730)

Total Investment Income	96,814	166,017	310,911	125,578

Supervision and Administration Fees(3)	89,639	37,043	48,969	35,613

Total Expenses	89,639	37,043	48,969	35,613

Net Expenses	89,639	37,043	48,969	35,613

Net Investment Income	7,175	128,974	261,942	89,965

Net Realized Gain (Loss) on:
Investments	11,781,411 (4)	(583,709)(4)	(15,942)(4)	(129,057)
Foreign Currency Transactions	(3,033)	166	(636)	8,321

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	11,778,378	(583,543)	(16,578)	(120,736)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,377,480)	(505,816)	(1,341,618)	(461,218)
Foreign Currency Transactions	(40)	22	486	30

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(12,377,520)	(505,794)	(1,341,132)	(461,188)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(599,142)	(1,089,337)	(1,357,710)	(581,924)

Net Decrease in Net Assets Resulting from Operations	$(591,967)	$(960,363)	$(1,095,768)	$(491,959)

(1)	The Fund commenced operations on February 16, 2011.
(2)	The Fund commenced operations on February 2, 2011.
(3)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended October 31, 2011

	Global X FTSE Colombia 20 ETF	Global X FTSE Argentina 20 ETF(1)	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF
Investment Income:
Dividend Income	$3,552,532	$93,647	$1,035,080	$713,181
Interest Income	129	4	9,635	5,033
Less: Foreign Taxes Withheld	(36,114)	(1,871)	(57,687)	(41,508)

Total Investment Income	3,516,547	91,780	987,028	676,706

Supervision and Administration Fees(2)	1,087,176	20,666	202,169	226,242
Custodian Fees	234,007	280	—	—

Total Expenses	1,321,183	20,946	202,169	226,242

Waiver of Supervision and Administration Fees	(27,799)	—	—	—

Net Expenses	1,293,384	20,946	202,169	226,242

Net Investment Income	2,223,163	70,834	784,859	450,464

Net Realized Gain (Loss) on:
Investments	(9,703,681)(3)	(435,961)	(1,213,440)(3)	(954,780)(3)
Foreign Currency Transactions	151,360	280	(17,225)	(6,026)

Net Realized Loss on Investments and Foreign Currency Transactions	(9,552,321)	(435,681)	(1,230,665)	(960,806)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(26,032,969)	(997,072)	(3,992,645)	(4,579,419)
Foreign Currency Transactions	7,943	(29)	(777)	(2,705)

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(26,025,026)	(997,101)	(3,993,422)	(4,582,124)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(35,577,347)	(1,432,782)	(5,224,087)	(5,542,930)

Net Decrease in Net Assets Resulting from Operations	$(33,354,184)	$(1,361,948)	$(4,439,228)	$(5,092,466)

(1)	The Fund commenced operations on March 2, 2011.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended October 31, 2011

	Global X Brazil Financials ETF		Global X Mexico Small-Cap ETF(1)		Global X Russell Emerging Markets Growth ETF(2)	Global X Russell Emerging Markets Value ETF(2)
Investment Income:
Dividend Income	$332,454		$9,423		$61,226	$49,878
Interest Income	1		—		—	1
Less: Foreign Taxes Withheld	(22,674)		—		(6,511)	(7,165)

Total Investment Income	309,781		9,423		54,715	42,714

Supervision and Administration Fees(3)	65,842		2,988		12,472	12,763

Total Expenses	65,842		2,988		12,472	12,763

Net Expenses	65,842		2,988		12,472	12,763

Net Investment Income	243,939		6,435		42,243	29,951

Net Realized Gain (Loss) on:
Investments	(164,524)	(4)	(10,377)	(4)	(35,055)	68,493
Foreign Currency Transactions	15,469		(209)		(5,194)	1,487

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(149,055)		(10,586)		(40,249)	69,980

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,295,157)		(171,049)		(336,268)	(357,865)
Foreign Currency Transactions	522		5		(271)	(179)

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(1,294,635)		(171,044)		(336,539)	(358,044)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(1,443,690)		(181,630)		(376,788)	(288,064)

Net Decrease in Net Assets Resulting from Operations	$(1,199,751)		$(175,195)		$(334,545)	$(258,113)

(1)	The Fund commenced operations on May 4, 2011.
(2)	The Fund commenced operations on January 24, 2011.
(3)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS

For the period ended October 31, 2011

	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF(1)
Investment Income:
Dividend Income	$1,081,825	$1,844,748
Interest Income	112	40
Less: Foreign Taxes Withheld	(193,224)	(391,291)

Total Investment Income	888,713	1,453,497

Supervision and Administration Fees(2)	137,085	205,421

Total Expenses	137,085	205,421

Net Expenses	137,085	205,421

Net Investment Income	751,628	1,248,076

Net Realized Gain (Loss) on:
Investments	150,017(3)	(3,783,797)(3)
Foreign Currency Transactions	8,302	(41,087)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	158,319	(3,824,884)

Net Change in Unrealized Appreciation (Depreciations) on:
Investments	(5,266,855)	(5,777,839)
Foreign Currency Transactions	(238)	1,607

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(5,267,093)	(5,776,232)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(5,108,774)	(9,601,116)

Net Decrease in Net Assets Resulting from Operations	$(4,357,146)	$(8,353,040)

(1)	The Fund commenced operations on November 9, 2010.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X China Consumer ETF		Global X China Energy ETF
	Year Ended October 31, 2011	Period Ended October 31, 2010(1)	Year Ended October 31, 2011	Period Ended October 31, 2010(2)
Operations:
Net Investment Income	$1,713,956	$513,308	$125,627	$57,846
Net Realized Loss on Investments and Foreign Currency Transactions	(11,421,805)(3)	(264,708)	(321,687)(3)	(54,664)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(43,411,698)	21,235,963	(602,939)	214,132

Net Increase (Decrease) in Net Assets Resulting from Operations	(53,119,547)	21,484,563	(798,999)	217,314

Dividends and Distributions:
Net Investment Income	(1,734,529)	—	(61,491)	—

Total Dividends and Distributions	(1,734,529)	—	(61,491)	—

Capital Share Transactions:
Issued	91,602,500	153,390,500	5,637,000	4,500,000
Redeemed	(74,765,500)	—	(4,672,000)	—

Increase in Net Assets from Capital Share Transactions	16,837,000	153,390,500	965,000	4,500,000

Total Increase (Decrease) in Net Assets	(38,017,076)	174,875,063	104,510	4,717,314

Net Assets:
Beginning of Period	174,875,063	—	4,717,314	—

End of Period	$136,857,987	$174,875,063	$4,821,824	$4,717,314

Undistributed Net Investment Income (Distributions in Excess)	$(646,350)	$513,701	$78,332	$58,057

Share Transactions:
Issued	4,800,000	8,600,000	350,000	300,000
Redeemed	(4,450,000)	—	(300,000)	—

Net Increase in Shares Outstanding from Share Transactions	350,000	8,600,000	50,000	300,000

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X China Financials ETF		Global X China Industrials ETF
	Year Ended October 31, 2011	Period Ended October 31, 2010(1)	Year Ended October 31, 2011	Period Ended October 31, 2010(2)
Operations:
Net Investment Income	$40,125	$1,175,125	$69,662	$135,007
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,776,172)(3)	1,589,811 (4)	366,392 (3)	1,515,803 (4)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(3,649,321)	3,006,971	(3,006,105)	540,340

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,385,368)	5,771,907	(2,570,051)	2,191,150

Dividends and Distributions:
Net Investment Income	(1,177,311)	—	(149,711)	—

Total Dividends and Distributions	(1,177,311)	—	(149,711)	—

Capital Share Transactions:
Issued	7,974,500	82,874,000	839,000	27,227,000
Redeemed	(60,646,500)	(18,487,500)	(6,411,500)	(16,568,000)

Increase (Decrease) in Net Assets from Capital Share Transactions	(52,672,000)	64,386,500	(5,572,500)	10,659,000

Total Increase (Decrease) in Net Assets	(59,234,679)	70,158,407	(8,292,262)	12,850,150

Net Assets:
Beginning of Period	70,158,407	—	12,850,150	—

End of Period	$10,923,728	$70,158,407	$4,557,888	$12,850,150

Undistributed Net Investment Income	$14,611	$1,177,309	$3,261	$149,709

Share Transactions:
Issued	750,000	6,000,000	50,000	1,700,000
Redeemed	(4,500,000)	(1,250,000)	(400,000)	(950,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,750,000)	4,750,000	(350,000)	750,000

(1)	The Fund commenced operations on December 10, 2009.
(2)	The Fund commenced operations on November 30, 2009.
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).
(4)	Includes realized gains as a result of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Year Ended October 31, 2011	Period Ended October 31, 2010(1)	Year Ended October 31, 2011	Period Ended October 31, 2010(2)
Operations:
Net Investment Income	$7,175	$46,418	$128,974	$7,404
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	11,778,378(3)	(17,369)	(583,543)(3)	38,475
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(12,377,520)	10,911,665	(505,794)	493,901

Net Increase (Decrease) in Net Assets Resulting from Operations	(591,967)	10,940,714	(960,363)	539,780

Dividends and Distributions:
Net Investment Income	(336,120)	—	(7,571)	—
Net Realized Gains	—	—	(38,309)	—

Total Dividends and Distributions	(336,120)	—	(45,880)	—

Capital Share Transactions:
Issued	2,226,000	46,701,000	3,666,000	3,761,500
Redeemed	(56,065,000)	—	(2,347,000)	—

Increase (Decrease) in Net Assets from Capital Share Transactions	(53,839,000)	46,701,000	1,319,000	3,761,500

Total Increase (Decrease) in Net Assets	(54,767,087)	57,641,714	312,757	4,301,280

Net Assets:
Beginning of Period	57,641,714	—	4,301,280	—

End of Period	$2,874,627	$57,641,714	$4,614,037	$4,301,280

Undistributed Net Investment Income	$—	$44,666	$57,615	$7,571

Share Transactions:
Issued	150,000	3,950,000	200,000	250,000
Redeemed	(3,800,000)	—	(150,000)	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,650,000)	3,950,000	50,000	250,000

(1)	The Fund commenced operations on January 12, 2010.
(2)	The Fund commenced operations on December 8, 2009.
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF
	Period Ended October 31, 2011(1)	Period Ended October 31, 2011(2)
Operations:
Net Investment Income	$261,942	$89,965
Net Realized Loss on Investments and Foreign Currency Transactions	(16,578)(3)	(120,736)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(1,341,132)	(461,188)

Net Decrease in Net Assets Resulting from Operations	(1,095,768)	(491,959)

Capital Share Transactions:
Issued	25,223,500	7,298,000
Redeemed	(865,500)	—

Increase in Net Assets from Capital Share Transactions	24,358,000	7,298,000

Total Increase in Net Assets	23,262,232	6,806,041

Net Assets:
Beginning of Period	—	—

End of Period	$23,262,232	$6,806,041

Undistributed Net Investment Income	$259,838	$105,342

Share Transactions:
Issued	1,550,000	500,000
Redeemed	(50,000)	—

Net Increase in Shares Outstanding from Share Transactions	1,500,000	500,000

(1)	The Fund commenced operations on February 16, 2011.
(2)	The Fund commenced operations on February 2, 2011.
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X FTSE Colombia 20 ETF		Global X FTSE Argentina 20 ETF
	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2011(1)
Operations:
Net Investment Income	$2,223,163	$248,896	$70,834
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(9,552,321)(2)	148,195	(435,681)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(26,025,026)	20,392,508	(997,101)

Net Increase (Decrease) in Net Assets Resulting from Operations	(33,354,184)	20,789,599	(1,361,948)

Dividends and Distributions:
Net Investment Income	(1,100,701)	(264,734)	—
Net Realized Gains	(643,516)	—	—

Total Dividends and Distributions	(1,744,217)	(264,734)	—

Capital Share Transactions:
Issued	108,003,500	168,870,000	5,219,000
Redeemed	(127,647,100)	—	—

Increase (Decrease) in Net Assets from Capital Share Transactions	(19,643,600)	168,870,000	5,219,000

Total Increase (Decrease) in Net Assets	(54,742,001)	189,394,865	3,857,052

Net Assets:
Beginning of Period	196,354,919	6,960,054	—

End of Period	$141,612,918	$196,354,919	$3,857,052

Undistributed Net Investment Income	$300,006	$87,541	$71,114

Share Transactions:
Issued	5,130,000 (4)	8,040,000 (3)	350,000
Redeemed	(6,290,000)(4)	—	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,160,000)	8,040,000 (3)	350,000

(1)	The Fund commenced operations on March 2, 2011.
(2)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).
(3)	Restated to reflect the effect of a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statement)
(4)	Adjusted to reflect the effect of a 2 for 1 share split on April 12, 2011. (See Note 8 in the Notes to Financial Statement)

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Brazil Mid Cap ETF		Global X Brazil Consumer ETF
	Year Ended October 31, 2011	Period Ended October 31, 2010(1)	Year Ended October 31, 2011	Period Ended October 31, 2010(2)
Operations:
Net Investment Income	$784,859	$60,548	$450,464	$3,140
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,230,665)(3)	31,759	(960,806)(3)	23,620
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(3,993,422)	2,594,314	(4,582,124)	2,311,009

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,439,228)	2,686,621	(5,092,466)	2,337,769

Dividends and Distributions:
Net Investment Income	(417,712)	—	(34,888)	—
Net Realized Gains	(35,267)	—	(23,091)	—

Total Dividends and Distributions	(452,979)	—	(57,979)	—

Capital Share Transactions:
Issued	6,216,500	26,555,500	18,461,000	22,596,500
Redeemed	(7,237,000)	—	(8,883,500)	—

Increase (Decrease) in Net Assets from Capital Share Transactions	(1,020,500)	26,555,500	9,577,500	22,596,500

Total Increase (Decrease) in Net Assets	(5,912,707)	29,242,121	4,427,055	24,934,269

Net Assets:
Beginning of Period	29,242,121	—	24,934,269	—

End of Period	$23,329,414	$29,242,121	$29,361,324	$24,934,269

Undistributed Net Investment Income	$408,624	$57,041	$392,930	$3,670

Share Transactions:
Issued	350,000	1,600,000	1,000,000	1,250,000
Redeemed	(450,000)	—	(500,000)	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	1,600,000	500,000	1,250,000

(1)	The Fund commenced operations on June 21, 2010.
(2)	The Fund commenced operations on July 7, 2010.
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Brazil Financials ETF		Global X Mexico Small- Cap ETF
	Year Ended October 31, 2011	Period Ended October 31, 2010(1)	Period Ended October 31, 2011(2)
Operations:
Net Investment Income	$243,939	$12,403	$6,435
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(149,055)(3)	1,420	(10,586)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,294,635)	495,514	(171,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,199,751)	509,337	(175,195)

Dividends and Distributions:
Net Investment Income	(49,172)	—	—

Total Dividends and Distributions	(49,172)	—	—

Capital Share Transactions:
Issued	1,676,000	7,320,000	1,453,000
Redeemed	(795,000)	—	(721,000)

Increase in Net Assets from Capital Share Transactions	881,000	7,320,000	732,000

Total Increase (Decrease) in Net Assets	(367,923)	7,829,337	556,805

Net Assets:
Beginning of Period	7,829,337	—	—

End of Period	$7,461,414	$7,829,337	$556,805

Undistributed Net Investment Income	$216,360	$13,826	$6,225

Share Transactions:
Issued	100,000	450,000	100,000
Redeemed	(50,000)	—	(50,000)

Net Increase in Shares Outstanding from Share Transactions	50,000	450,000	50,000

(1)	The Fund commenced operations on July 28, 2010.
(2)	The Fund commenced operations on May 4, 2011.
(3)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Russell Emerging Markets Growth ETF	Global X Russell Emerging Markets Value ETF
	Period Ended October 31, 2011(1)	Period Ended October 31, 2011(1)
Operations:
Net Investment Income	$42,243	$29,951
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(40,249)	69,980
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(336,539)	(358,044)

Net Decrease in Net Assets Resulting from Operations	(334,545)	(258,113)

Capital Share Transactions:
Issued	2,511,000	2,498,000

Increase in Net Assets from Capital Share Transactions	2,511,000	2,498,000

Total Increase in Net Assets	2,176,455	2,239,887

Net Assets:
Beginning of Period	—	—

End of Period	$2,176,455	$2,239,887

Undistributed Net Investment Income	$37,049	$31,438

Share Transactions:
Issued	100,000	100,000

Net Increase in Shares Outstanding from Share Transactions	100,000	100,000

(1)	The Fund commenced operations on January 24, 2011.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Global X FTSE Nordic Region ETF		Global X FTSE Norway 30 ETF
	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2011(1)
Operations:
Net Investment Income	$751,628	$129,926	$1,248,076
Net Realized Gain (Loss) on Investments and Foreign
Currency Transactions	158,319(2)	412,087(3)	(3,824,884)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(5,267,093)	1,293,175	(5,776,232)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,357,146)	1,835,188	(8,353,040)

Dividends and Distributions:
Net Investment Income	(150,580)	(2,158)	(6,983)

Total Dividends and Distributions	(150,580)	(2,158)	(6,983)

Capital Share Transactions:
Issued	23,507,000	9,938,400	95,823,000
Redeemed	(2,678,000)	(2,462,600)	(12,756,000)

Increase in Net Assets from Capital Share Transactions	20,829,000	7,475,800	83,067,000

Total Increase in Net Assets	16,321,274	9,308,830	74,706,977

Net Assets:
Beginning of Period	12,683,474	3,374,644	—

End of Period	$29,004,748	$12,683,474	$74,706,977

Undistributed Net Investment Income	$694,530	$127,846	$995,926

Share Transactions:
Issued	1,150,000	590,000	6,200,000
Redeemed	(150,000)	(140,000)	(850,000)

Net Increase in Shares Outstanding from Share Transactions	1,000,000	450,000	5,350,000

(1)	The Fund commenced operations on November 9, 2010.
(2)	Includes realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).
(3)	Includes realized gains as a result of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)
Global X China Consumer ETF(1)
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65	0.98	12.37
2010	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65†	1.03†	3.91††
Global X China Energy ETF(2)
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65	1.70	11.39
2010	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65†	1.80†	20.55††
Global X China Financials ETF(3)
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65	0.25	41.54
2010	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65†	2.26†	14.42††
Global X China Industrials ETF(1)
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65	0.88	20.13
2010	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65†	0.61†	12.74††
Global X China Materials ETF(4)
2011	14.59	0.01	(4.88)	(4.87)	(0.14)	—	(0.14)	9.58	(33.69)	2,875	0.65	0.05	36.82
2010	14.95	0.02	(0.38)	(0.36)	—	—	—	14.59	(2.41)	57,642	0.65†	0.23†	6.13††
Global X NASDAQ China Technology ETF(5)
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65	2.26	16.79
2010	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65†	0.24†	5.15††
Global X FTSE ASEAN 40 ETF(6)
2011	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.65†	3.46†	2.68††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	The Fund commenced operations on January 12, 2010.
(5)	The Fund commenced operations on December 8, 2009.
(6)	The Fund commenced operations on February 16, 2011.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (including waivers) (%)	Portfolio Turnover (%)
Global X FTSE Andean 40 ETF(1)
2011	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72†	1.81†	15.83††
Global X FTSE Colombia 20 ETF(2)
2011(9)	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.83@	1.39	63.11
2010(8)	13.92	0.16	9.44	9 .60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86	0.77	40.95
2009(8)	7.50	0.25	6.17	6.42	—	—	—	13.92	85.60	6,960	0.86†	2.93†	1.94††
Global X FTSE Argentina 20 ETF(3)
2011	14.93	0.23	(4.14)	(3.91)	—	—	—	11.02	(26.19)	3,857	0.75†	2.53	40.86††
Global X Brazil Mid Cap ETF(4)
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69	2.68	16.90
2010	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69†	1.24†	2.69††
Global X Brazil Consumer ETF(5)
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77	1.53	37.28
2010	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77†	0.07†	4.72††
Global X Brazil Financials ETF(6)
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77	2.85	37.24
2010	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77†	1.15†	— ††
Global X Mexico Small-Cap ETF(7)
2011	14.53	0.10	(3.49)	(3.39)	—	—	—	11.14	(23.33)	557	0.69†	1.48†	8.31††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 5, 2009.
(3)	The Fund commenced operations on March 2, 2011.
(4)	The Fund commenced operations on June 21, 2010.
(5)	The Fund commenced operations on July 7, 2010.
(6)	The Fund commenced operations on July 28, 2010.
(7)	The Fund commenced operations on May 4, 2011.
(8)	Per share amounts have been restated for a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)
(9)	Per share amounts have been adjusted for a 2 for 1 share split on April 12, 2011. (See Note 8 in Notes to Financial Statements)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.81%, 0.86% and 0.86% for the periods ended 2011, 2010 and 2009, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Russell Emerging Markets Growth ETF(1)
2011	25.11	0.42	(3.77)	(3.35)	—	—	—	21.76	(13.34)	2,176	0.69	†	2.33	†	15.71	††
Global X Russell Emerging Markets Value ETF(1)
2011	24.98	0.30	(2.88)	(2.58)	—	—	—	22.40	(10.33)	2,240	0.69	†	1.61	†	33.15	††
Global X FTSE Nordic Region ETF(2)
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
2009	14.50	(0.02)	1.59	1.57	—	—	—	16.07	10.83	3,375	0.50	†	(0.50	)†	0.70	††
Global X FTSE Norway 30 ETF(3)
2011	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††

(1)	The Fund commenced operations on January 24, 2011.
(2)	The Fund commenced operations on August 17, 2009.
(3)	The Fund commenced operations on November 9, 2010.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2011

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighty-six portfolios as of October 31, 2011. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF (formerly, Global X China Technology ETF), Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF (formerly, Global X/InterBolsa FTSE Colombia 20 ETF), Global X FTSE Argentina 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X Mexico Small-Cap ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X FTSE Nordic Region ETF (formerly, Global X Nordic 30 ETF), Global X FTSE Norway 30 ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there were securities valued using Fair Value Procedures of $3,848, $74,830, $140,750, and $134,905 in Global X China Industrials ETF, Global X China Materials ETF, Global X Brazil Mid Cap ETF and Global X Brazil Consumer ETF Funds, respectively. There were no other securities priced using the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2011, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSLATION (concluded)

are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Global X China Consumer ETF	50,000	$1,900	$764,500	$1,900
Global X China Energy ETF	50,000	1,900	689,000	1,900
Global X China Financials ETF	50,000	1,900	546,000	1,900
Global X China Industrials ETF	50,000	1,900	569,500	1,900
Global X China Materials ETF	50,000	1,900	479,000	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	769,000	1,900
Global X FTSE ASEAN 40 ETF	50,000	2,300	775,500	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	680,500	2,300
Global X FTSE Colombia 20 ETF	50,000	2,500	959,500	2,500
Global X FTSE Argentina 20 ETF	50,000	1,000	551,000	1,000
Global X Brazil Mid Cap ETF	50,000	1,900	777,500	1,900
Global X Brazil Consumer ETF	50,000	1,500	839,000	1,500
Global X Brazil Financials ETF	50,000	1,500	746,000	1,500
Global X Mexico Small-Cap ETF	50,000	1,200	557,000	1,200
Global X Russell Emerging Markets Growth ETF	50,000	4,500	1,088,000	4,500
Global X Russell Emerging Markets Value ETF	50,000	4,500	1,120,000	4,500
Global X FTSE Nordic Region ETF	50,000	1,400	873,500	1,400
Global X FTSE Norway 30 ETF	50,000	1,400	698,000	1,400

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF and Global X FTSE Argentina 20 ETF pay custodial fees that are not covered by the Supervision and Administration Agreement.

Supervision and Administration Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X ASEAN 40 ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X FTSE Colombia 20 ETF*	0.68%
Global X FTSE Argentina 20 ETF*	0.74%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Financials ETF	0.77%
Global X Brazil Consumer ETF	0.77%
Global X Mexico Small-Cap ETF	0.69%
Global X Russell Emerging Markets Growth ETF	0.69%
Global X Russell Emerging Markets Value ETF	0.69%
Global X FTSE Nordic Region ETF	0.50%
Global X FTSE Norway 30 ETF	0.50%

*The Global X FTSE Colombia 20 ETF and the Global X FTSE Argentina 20 ETF paid 0.15% and 0.01%, respectively in Custody Fees (in addition to the Supervision and Administration Fee) during the period ended October 31, 2011.

The Adviser and InterBolsa S.A. (“InterBolsa”), one of the leading broker-dealers located in Colombia, entered into an agreement, pursuant to which InterBolsa has agreed to provide certain marketing, marketing-related and other services and allows the use of InterBolsa’s name and brand with respect to the Global X FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser has agreed to share with InterBolsa fifty percent (50%) of the Adviser’s legitimate profits and losses with respect to the Global X FTSE Colombia 20 ETF.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

3. RELATED PARTY TRANSACTIONS (concluded)

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2011, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X China Consumer ETF	$48,621,811	$21,509,662
Global X China Energy ETF	1,705,610	821,246
Global X China Financials ETF	11,654,966	7,155,849
Global X China Industrials ETF	2,072,254	1,599,841
Global X China Materials ETF	6,080,434	5,755,174
Global X NASDAQ China Technology ETF	1,599,401	949,211
Global X FTSE ASEAN 40 ETF	7,937,837	294,906
Global X FTSE Andean 40 ETF	4,495,175	1,112,638
Global X FTSE Colombia 20 ETF	111,256,691	101,548,447
Global X FTSE Argentina 20 ETF	2,048,633	1,774,222
Global X Brazil Mid Cap ETF	4,948,019	9,060,964
Global X Brazil Consumer ETF	10,951,628	11,312,518
Global X Brazil Financials ETF	3,182,341	3,540,004
Global X Mexico Small-Cap ETF	79,496	72,813
Global X Russell Emerging Markets Growth ETF	819,001	375,317
Global X Russell Emerging Markets Value ETF	1,175,200	811,004
Global X FTSE Nordic Region ETF	2,165,477	978,321
Global X FTSE Norway 30 ETF	14,103,470	10,926,192

During the period ended October 31, 2011, there were no purchases or sales of long-term U.S. Government securities for the Funds.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended October 31, 2011, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X China Consumer ETF	$61,752,198	$72,188,988	$(7,838,991)
Global X China Energy ETF	4,758,439	4,624,950	(283,274)
Global X China Financials ETF	2,978,779	61,103,223	(1,605,000)
Global X China Industrials ETF	-	6,126,046	244,654
Global X China Materials ETF	1,528,181	56,099,645	11,367,066
Global X NASDAQ China Technology ETF	2,677,853	1,956,019	(341,101)
Global X FTSE ASEAN 40 ETF	17,582,540	612,893	(8,915)
Global X FTSE Andean 40 ETF	4,006,971	-	-
Global X FTSE Colombia 20 ETF	30,855,838	62,252,269	2,690,734
Global X FTSE Argentina 20 ETF	5,004,623	-	-
Global X Brazil Mid Cap ETF	6,181,675	2,849,430	(190,659)
Global X Brazil Consumer ETF	13,287,750	3,118,341	(123,897)
Global X Brazil Financials ETF	1,675,018	196,619	(49,247)
Global X Mexico Small-Cap ETF	1,452,635	722,110	(12,386)
Global X Russell Emerging Markets Growth ETF	2,090,985	-	-
Global X Russell Emerging Markets Value ETF	2,136,553	-	-
Global X FTSE Nordic Region ETF	22,424,541	2,242,230	65,667
Global X FTSE Norway 30 ETF	90,533,529	9,560,947	(62,096)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (continued)

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distributions reclassifications, foreign currency, redemptions in-kind, sales of passive foreign investment companies and net operating losses, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2011.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X China Consumer ETF	$(6,705,479)	$(1,139,478)	$7,844,957
Global X China Energy ETF	(272,140)	(43,861)	316,001
Global X China Financials ETF	(2,324,182)	(25,512)	2,349,694
Global X China Industrials ETF	311,332	(66,399)	(244,933)
Global X China Materials ETF	11,481,294	284,279	(11,765,573)
Global X NASDAQ China Technology ETF	(269,575)	(71,359)	340,934
Global X FTSE ASEAN 40 ETF	(7,443)	(2,104)	9,547
Global X FTSE Andean 40 ETF	–	15,377	(15,377)
Global X FTSE Colombia 20 ETF	3,674,928	(909,997)	(2,764,931)
Global X FTSE Argentina 20 ETF	–	280	(280)
Global X Brazil Mid Cap ETF	(190,659)	(15,564)	206,223
Global X Brazil Consumer ETF	(103,607)	(26,316)	129,923
Global X Brazil Financials ETF	(41,477)	7,767	33,710
Global X Mexico Small-Cap ETF	(12,386)	(210)	12,596
Global X Russell Emerging Markets Growth ETF	–	(5,194)	5,194
Global X Russell Emerging Markets Value ETF	–	1,487	(1,487)
Global X FTSE Nordic Region ETF	114,488	(34,364)	(80,124)
Global X FTSE Norway 30 ETF	141,985	(245,167)	103,182

These reclassifications have no impact on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the last period ended October 31, 2011 and 2010 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals
Global X China Consumer ETF
2011	$1,734,529	$–	$1,734,529
2010	–	–	–
Global X China Energy ETF
2011	$61,491	$–	$61,491
2010	–	–	–
Global X China Financials ETF
2011	$1,177,311	$–	$1,177,311
2010	–	–	–
Global X China Industrials ETF
2011	$149,711	$–	$149,711
2010	–	–	–
Global X China Materials ETF
2011	$336,120	$–	$336,120
2010	–	–	–
Global X NASDAQ China Technology ETF
2011	$45,880	$–	$45,880
2010	–	–	–
Global X FTSE Colombia 20 ETF
2011	$1,288,147	$456,070	$1,744,217
2010	264,734	–	264,734
Global X Brazil Mid Cap ETF
2011	$452,979	$–	$452,979
2010	–	–	–
Global X Brazil Consumer ETF
2011	$57,979	$–	$57,979
2010	–	–	–
Global X Brazil Financials ETF
2011	$49,172	$–	$49,172
2010	–	–	–
Global X FTSE Nordic Region ETF
2011	$150,580	$–	$150,580
2010	2,158	–	2,158
Global X FTSE Norway 30 ETF
2011	$6,983	$–	$6,983

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (continued)

As of October 31, 2011, the Components of Tax Basis Distributable Earnings (Accumulated Losses) were as follows:

	Global X Funds
	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$418,113	$78,332	$14,611
Capital Loss Carryforwards	(1,514,329)	(33,911)	(551,954)
Unrealized Depreciation on Investments and Foreign Currency	(24,503,355)	(415,457)	(909,626)
Other Temporary Differences	(1,064,463)	–	–

Total Accumulated Losses	$(26,664,034)	$(371,036)	$(1,446,969)

	Global X Funds
	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$3,261	$–	$57,614
Capital Loss Carryforwards	(94,810)	–	(236,466)
Unrealized Depreciation on Investments and Foreign Currency	(2,469,616)	(1,468,667)	(18,036)

Total Accumulated Losses	$(2,561,165)	$(1,468,667)	$(196,888)

	Global X Funds
	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF
Undistributed Ordinary Income	$265,345	$105,342	$1,305,906
Capital Loss Carryforwards	–	(120,886)	(8,249,654)
Unrealized Depreciation on Investments and Foreign Currency	(1,353,670)	(476,415)	(9,649,162)

Total Accumulated Losses	$(1,088,325)	$(491,959)	$(16,592,910)

	Global X Funds
	Global X FTSE Argentina 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF
Undistributed Ordinary Income	$71,114	$431,261	$392,931
Capital Loss Carryforwards	(414,683)	(918,379)	(563,593)
Unrealized Depreciation on Investments and Foreign Currency	(1,018,379)	(1,527,809)	(2,538,407)

Total Accumulated Losses	$(1,361,948)	$(2,014,927)	$(2,709,069)

	Global X Funds
	Global X Brazil Financials ETF	Global X Mexico Small-Cap ETF	Global X Russell Emerging Markets Growth ETF
Undistributed Ordinary Income	$218,222	$8,235	$37,049
Capital Loss Carryforwards	–	–	(35,055)
Unrealized Depreciation on Investments and Foreign Currency	(916,331)	(171,044)	(336,539)

Total Accumulated Losses	$(698,109)	$(162,809)	$(334,545)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Russell Emerging Markets Value ETF	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF
Undistributed Ordinary Income	$99,931	$788,538	$995,925
Undistributed Long-Term Capital Gain	–	7,708	–
Capital Loss Carryforwards	–	–	(1,802,290)
Unrealized Depreciation on Investments and Foreign Currency	(358,044)	(3,745,630)	(7,695,643)

Total Accumulated Losses	$(258,113)	$(2,949,384)	$(8,502,008)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2011, the Funds that had capital loss carryforwards are listed below.

Expiration date	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X NASDAQ China Technology ETF
Oct. 2019	$1,341,121	$33,911	$—	$—	$236,466
Oct. 2018	173,208	—	551,954	94,810	—

Total	$1,514,329	$33,911	$551,954	$94,810	$236,466

Expiration date	Global X FTSE Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X FTSE Norway 30 ETF
Oct. 2019	$8,249,654	$918,379	$563,593	$1,802,290
Oct. 2018	—	—	—	—

Total	$8,249,654	$918,379	$563,593	$1,802,290

For the year ended October 31, 2011, Global X China Financials ETF, Global X China Industrials ETF, Global X Brazil Financials ETF and Global X FTSE Nordic Region ETF utilized $74,505, $125,310, $3 and $7,319, respectively of capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (concluded)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X FTSE Andean 40 ETF	$120,886	$-	$120,886
Global X FTSE Argentina 20 ETF	414,683	-	414,683
Global X Russell Emerging Markets Growth ETF	35,055	-	35,055

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2011 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X China Consumer ETF	161,129,561	7,656,442	(32,160,620)	(24,504,178)
Global X China Energy ETF	5,228,366	350,849	(766,316)	(415,467)
Global X China Financials ETF	11,972,614	116,045	(1,026,239)	(910,194)
Global X China Industrials ETF	7,028,561	293,712	(2,763,303)	(2,469,591)
Global X China Materials ETF	4,313,734	84,694	(1,553,395)	(1,468,701)
Global X NASDAQ China Technology ETF	4,611,610	632,942	(651,037)	(18,095)
Global X FTSE ASEAN 40 ETF	24,609,173	167,016	(1,521,172)	(1,354,156)
Global X FTSE Andean 40 ETF	7,275,593	114,988	(591,433)	(476,445)
Global X FTSE Colombia 20 ETF	150,568,668	3,857,675	(13,510,716)	(9,653,041)
Global X FTSE Argentina 20 ETF	4,877,285	23,246	(1,041,596)	(1,018,350)
Global X Brazil Mid Cap ETF	24,845,228	1,817,428	(3,345,070)	(1,527,642)
Global X Brazil Consumer ETF	31,898,208	2,256,768	(4,792,634)	(2,535,866)
Global X Brazil Financials ETF	8,369,466	384,012	(1,300,969)	(916,957)
Global X Mexico Small-Cap ETF	727,921	149	(171,198)	(171,049)
Global X Russell Emerging Markets Growth ETF	2,499,613	51,771	(388,039)	(336,268)
Global X Russell Emerging Markets Value ETF	2,592,091	16,675	(374,540)	(357,865)
Global X FTSE Nordic Region ETF	32,731,855	444,539	(4,190,331)	(3,745,792)
Global X FTSE Norway 30 ETF	82,289,032	1,797,169	(9,494,419)	(7,697,250)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X Russell Emerging Markets Growth ETF and the Global X Russell Emerging Markets Value ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

7. OTHER

At October 31, 2011, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

	Authorized Participants	Percentage of Shares Outstanding
Global X China Consumer ETF	5	100%
Global X China Energy ETF	2	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Materials ETF	2	100%
Global X NASDAQ China Technology ETF	2	100%
Global X FTSE ASEAN 40 ETF	3	100%
Global X FTSE Andean 40 ETF	3	100%
Global X FTSE Colombia 20 ETF	5	100%
Global X FTSE Argentina 20 ETF	3	100%
Global X Brazil Mid Cap ETF	3	100%
Global X Brazil Consumer ETF	3	100%
Global X Brazil Financials ETF	2	100%
Global X Mexico Small-Cap ETF	1	100%
Global X Russell Emerging Markets Growth ETF	1	100%
Global X Russell Emerging Markets Value ETF	1	100%
Global X FTSE Nordic Region ETF	4	100%
Global X FTSE Norway 30 ETF	6	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. SHARE SPLIT

Effective April 12, 2011, the Global X FTSE Colombia 20 ETF Fund underwent a 2-for-1 share split. The effect of this transaction was to multiply the number of outstanding shares of the Fund by two, resulting in a corresponding decrease in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the three-year period then ended have been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected Ernst & Young LLP (“E&Y”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended October 31, 2011. The decision to select E&Y was recommended by the Funds’ Audit Committee on December 21, 2010 and was approved by the Funds’ Board of Trustees on January 28, 2011. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010, neither the Funds, their portfolios, nor anyone on their behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Sanville & Company (“Sanville”). The decision not to renew the engagement of Sanville, effective upon its completion of its audit for the fiscal year ended October 31, 2010, and to select E&Y was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. Sanville’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2009 and October 31, 2010 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010 (i) there were no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Sanville, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

10. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2011, there were no securities on loan for any of the Funds.

11. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

12. NEW ACCOUNTING PROUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

13. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to fiscal year end, on November 11, 2011, the continuation of the Investment Advisory Agreement and Supervision and Administration Agreement for the Funds was considered and approved by the Board of Trustees of the Trust.

Subsequent to fiscal year end, on December, 19, 2011, the Board of Trustees of the Trust, based upon the recommendation of the Adviser, determined to liquidate and terminate the Global X Mexico Small-Cap ETF, Global X Russell Emerging Markets Growth ETF and Global X Russell Emerging Markets Value ETF (the “Liquidating Funds.”). Due to the Liquidating Funds’ low levels of assets, the Adviser does not believe that it can continue to conduct the Liquidating Funds’ business and operations in an economically efficient manner. As such, the Board concluded that it would be in the best interests of the Liquidating Funds and their shareholders to liquidate and terminate the Liquidating Funds. As of the close of regular trading on the NYSE Arca, Inc. (“NYSE”) on February 16, 2012 (“Closing Date”), the shares of the Liquidating Funds will cease trading on the NYSE and will close to purchases by investors.

Shareholders may sell their holdings in the Liquidating Funds prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from February 17, 2012, through February 27, 2012 (“Liquidation Date”), shareholders only may be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for the Liquidating Funds during this time period. Between the Closing Date and the Liquidation Date, the Liquidating Funds will be in the process of winding up their operations and liquidating their portfolio. This process will result in the Liquidating Funds not tracking their underlying indexes and their cash holdings increasing, which may not be consistent with the Liquidating Funds’ investment objective and strategy.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

OCTOBER 31, 2011

13. SUBSEQUENT EVENT (concluded)

On or about the Liquidation Date, the Liquidating Funds will liquidate their assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Liquidating Funds will terminate.

Subsequent to fiscal year end, on December 21, 2011, based on the recommendation of the Adviser, the Board of Trustees of the Trust approved the discontinuance of the Global X Philippines PSEi ETF and Global X Shipping ETF, each a separate investment portfolio of the Trust that had never commenced operations.

Subsequent to year end, the following investment portfolios were added to the Trust.

Fund Name
Global X NASDAQ 100 Global Technology Index ETF
Global X NASDAQ 500 ETF
Global X NASDAQ 400 Mid Cap ETF
Global X FTSE Permanent ETF

Subsequent to year end, the following investment portfolios of the Trust commenced operations.

Fund Name	Commenced Operations
Global X Social Media Index ETF	November 14, 2011
Global X NASDAQ 500 ETF	December 5, 2011
Global X NASDAQ 400 Mid Cap ETF	December 5, 2011
Global X FTSE Greece 20 ETF	December 7, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X Mexico Small-Cap ETF, Global X Russell Emerging Markets Growth ETF, Global X Russell Emerging Markets Value ETF, Global X FTSE Nordic Region ETF and Global X FTSE Norway 30 ETF (eighteen of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2011, and the related statements of operations, statements of changes in net assets, and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights of the Global X Brazil Mid Cap ETF, Global X Brazil Financials ETF, Global X Brazil Consumer ETF, Global X FTSE Colombia 20 ETF, Global X FTSE Nordic Region ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X NASDAQ China Technology ETF and Global X China Materials ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2011 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2011, and the results of their operations, the changes in their net assets, and their financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2011

DISCLOSURE OF FUND EXPENSES (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (unaudited)

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF

Actual Fund Return	$1,000.00	$837.30	0.65%	$3.01
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Energy ETF
Actual Fund Return	1,000.00	786.10	0.65	2.93
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Financials ETF

Actual Fund Return	1,000.00	785.60	0.65	2.93
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Industrials ETF
Actual Fund Return	1,000.00	678.80	0.65	2.75
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X China Materials ETF

Actual Fund Return	1,000.00	672.30	0.65	2.74
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X NASDAQ China Technology ETF
Actual Fund Return	1,000.00	787.10	0.65	2.93
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X FTSE ASEAN 40 ETF

Actual Fund Return	1,000.00	935.50	0.65	3.17
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X FTSE Andean 40 ETF
Actual Fund Return	1,000.00	881.50	0.72	3.41
Hypothetical 5% Return	1,000.00	1,021.58	0.72	3.67
Global X FTSE Colombia 20 ETF

Actual Fund Return	1,000.00	900.90	0.78	3.74
Hypothetical 5% Return	1,000.00	1,021.27	0.78	3.97
Global X FTSE Argentina 20 ETF
Actual Fund Return	1,000.00	719.30	0.75	3.25
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Brazil Mid Cap ETF

Actual Fund Return	1,000.00	825.80	0.69	3.18
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Brazil Consumer ETF
Actual Fund Return	1,000.00	826.60	0.77	3.55
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92
Global X Brazil Financials ETF

Actual Fund Return	1,000.00	852.60	0.77	3.60
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92

DISCLOSURE OF FUND EXPENSES (unaudited)

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Mexico Small-Cap ETF

Actual Fund Return(2)	$1,000.00	$766.70	0.69%	$3.02
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Russell Emerging Markets Growth ETF
Actual Fund Return	1,000.00	828.60	0.69	3.18
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Russell Emerging Markets Value ETF

Actual Fund Return	1,000.00	831.50	0.69	3.19
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X FTSE Nordic Region ETF
Actual Fund Return	1,000.00	766.20	0.50	2.23
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55
Global X FTSE Norway 30 ETF

Actual Fund Return	1,000.00	785.20	0.50	2.25
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the period from inception to date.)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

The discussion below is with respect to the Global X Mexico Small-Cap ETF and other portfolios of Global X Funds that had not launched as of October 31, 2011.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on February 25, 2011, the Board of Trustees (“Board”) (including the Independent Trustees) of the Global X Funds (“Trust”) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X Mexico Small-Cap ETF ( a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf the New Fund, and Global X Management Company (“Global X Management”).1

At a special Board meeting held on August 19, 2011, the Board of Trustees (“Board”) (including the Independent Trustees) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X FTSE Portugal 20 ETF, Global X FTSE Ukraine ETF, Global X FTSE Greece 20 ETF, Global X Hungary ETF, Global X Luxembourg ETF, Global X FTSE Morocco 20 ETF, Global X Czech Republic ETF, Global X Slovakia ETF, Global X Qatar ETF, Global X Kuwait ETF, Global X Nigeria ETF, Global X FTSE Bangladesh ETF, Global X FTSE Sri Lanka ETF, Global X Kazakhstan ETF, Global X FTSE Frontier Markets ETF, Global X Central America ETF, Global X Central and Northern Europe ETF, Global X Southern Europe ETF, Global X Eastern Europe ETF, Global X Central Asia ETF, Global X Sub-Saharan Africa ETF, Global X S&P Pan Arab & Saudi Arabia ETF, Global X FTSE Toll Roads & Ports ETF, Global X FTSE Railroads ETF, Global X Farmland & Timberland ETF, Global X Cement ETF, Global X Advanced Materials ETF and Global X Social Media Index ETF (each a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf each of each New Fund, and Global X Management.

The Investment Advisory Agreements and Supervision and Administration Agreements for each of the New Funds are referred to herein as the “Agreements.”

In advance of each of the Board meetings noted above, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the Agreements for each New Fund, the Board concluded that the Agreements are fair and reasonable and in the best interests of each New Fund and its shareholders, respectively. In approving Agreements for each New Fund, the Board considered among other things the following categories of material factors.

1 At the February 25, 2011 quarterly Board meeting, the Board also approved the (i) initial Investment Advisory Agreement for the Global X UK Small-Cap ETF, Global X Germany Small-Cap ETF, Global X Hong Kong Small-Cap ETF, Global X Singapore Small-Cap ETF, Global X South Korea Small-Cap ETF, Global X Taiwan Small-Cap ETF, Global X Rare Earths ETF, Global X Strategic Metals ETF, Global X Fertilizers/Potash ETF, Global X SuperDividend ETF and Global X Canada Preferred ETF (the “Funds”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each of these Funds, and Global X Management.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves.

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Agreements and the range of services to be provided to the New Funds in accordance with the Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;
•

Global X Management’s responsibilities under the Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each of the New Funds, (iv) select broker-dealers to execute portfolio transactions for each of the New Funds when necessary, (v) provide or arrange for the provision of various third-party services required by the New Funds, (vi) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each of the New Funds, draft and periodically update the registration statement and other reports and documents for each of the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vii) monitor anticipated purchases and redemptions of the shares (including creation units) of each of the New Funds by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to each of the New Funds; and
•

the quality of Global X Management’s resources and personnel that would be made available to each of the New Funds, including Global X Management’s experience and the qualifications of Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds.

In evaluating the Agreements for certain of the New Funds (Global X Slovakia ETF, Global X FTSE Bangladesh ETF, Global X FTSE Sri Lanka ETF, and Global X Kazakhstan ETF), the Board took into account that (i) at the time the such Agreements were considered, the securities to be held by such New Funds and/or the markets in which the New Funds would operate were not believed to be sufficiently liquid, (ii) that such New Funds will not commence operations until Global X Management is able to adequately assure the Board that the securities to be held by such New Funds and/or the markets in which the New Funds operate are sufficient liquidity and (iii) Global X Management will obtain prior Board approval with respect to the decision to commence operation of any such New Funds.

In addition, the Board considered the fact that any New Funds that is not launched within a reasonable period of time following approval of the Agreements for such New Funds, would be subject to further Board consideration and approval prior to launch of any such New Funds. Finally,

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

the Board considered that Global X Management conducts extensive due diligence of all New Funds to confirm that various local and regional issues will not adversely impact the operation of any New Fund.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each of the New Funds.

Performance

The Board determined that because each of the New Funds had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to each of the New Funds;
•

the unitary Management Fee (including the proposed investment advisory fee) that was proposed to be borne by each New Fund under the Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•

the expected profitability to Global X Management, if any, from all services to be provided to each of the New Funds and all aspects of the relationship between Global X Management and each of the New Funds. In connection with these considerations, the Board noted that Global X Management advised the Board that it was expected that it would not generate profits from its services to any of the New Funds during the first 12 months of each New Fund’s operations, but expected to do so after that initial start up period.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the New Funds would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee proposed to be paid to Global X Management by each of the New Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the New Funds, including fees and expenses paid by comparable affiliated and unaffiliated exchange-traded funds and other registered funds and the reasons for any differences in the proposed expense ratios for the New Funds and those presented for comparison;

•

the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for each New Fund), the expected total expense ratios for each of the New Funds and that Global X Management would be responsible for paying all of designated expenses of the New Funds (discussed in more detail below). In this regard, the Board took into consideration that the purpose of having a unitary Management Fee structure was to create a simple, all-inclusive fee that would provide a level of predictability

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(concluded)

with respect to the overall expense ratio (i.e., the total fees) of each of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive rate to make each New Fund viable in the marketplace;

•

that Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency services, printing costs and other services for the New Funds, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as such as certain asset-based custody fees for certain New Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses; and

•

that, pursuant to Expense Limitation Agreements applicable to the Global X FTSE Greece 20 ETF, Global X Management has agreed, until at least April 1, 2013, to assume, waive and/or limit the fees and expenses payable by Global X FTSE Greece 20 ETF to a specific total expense ratio (excluding certain fees and expenses) for the Global X FTSE Greece 20 ETF in order to keep the total expense ratio for each the Global X FTSE Greece 20 ETF below a designated level.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of each New Fund should not preclude approval of the Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each of the New Funds grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;
•

the significant investment of time, personnel and other resources that Global X Management intends to made in each of the New Funds in order to seek to assure that the New Funds are attractive to investors;

•	that the proposed unitary Management Fee would provide a significant amount of certainty regarding the total fees and expenses of each of the New Funds and its shareholders; and
•

with respect to the Global X FTSE Greece 20 ETF that is subject to an Expense Limitation Agreement, the total fees and expenses of the Global X FTSE Greece 20 ETF would be further reduced until at least April 1, 2013.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

Other Benefits

In considering the Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each of the New Funds.

SUPPLEMENTAL INFORMATION (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

SUPPLEMENTAL INFORMATION (unaudited) (continued)

	Percentage of Total Days
Premium/Discount Range	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF(1)
Greater than 7.0% and Less than 7.5%	0.41%	-	0.41%	-	0.41%	-	-
Greater than 6.5% and Less than 7.0%	-	-	0.41%	-	0.41%	-	-
Greater than 6.0% and Less than 6.5%	-	-	-	0.41%	-	-	-
Greater than 5.5% and Less than 6.0%	-	0.41%	-	-	-	-	-
Greater than 5.0% and Less than 5.5%	0.41%	-	-	-	-	-	-
Greater than 4.5% and Less than 5.0%	-	-	0.82%	-	-	-	-
Greater than 4.0% and Less than 4.5%	-	0.41%	-	-	-	-	-
Greater than 3.5% and Less than 4.0%	-	-	0.41%	1.24%	1.65%	0.41%	0.59%
Greater than 3.0% and Less than 3.5%	0.83%	0.83%	1.24%	0.41%	2.89%	-	-
Greater than 2.5% and Less than 3.0%	2.07%	0.41%	2.07%	2.07%	-	0.41%	0.59%
Greater than 2.0% and Less than 2.5%	2.48%	3.72%	1.65%	1.65%	3.32%	0.41%	8.82%
Greater than 1.5% and Less than 2.0%	10.74%	5.37%	3.72%	3.72%	4.14%	2.07%	10.59%
Greater than 1.0% and Less than 1.5%	20.25%	15.71%	12.81%	11.57%	8.68%	7.02%	28.24%
Greater than 0.5% and Less than 1.0%	28.11%	23.98%	19.01%	21.90%	21.07%	25.62%	21.76%
Between 0.5% and -0.5%	13.64%	19.42%	19.01%	26.03%	19.83%	29.34%	11.76%
Less than -0.5% and Greater than -1.0%	10.74%	12.40%	18.60%	14.88%	19.83%	15.29%	10.00%
Less than -1.0% and Greater than -1.5%	4.55%	9.09%	11.57%	8.68%	9.09%	12.40%	2.94%
Less than -1.5% and Greater than -2.0%	1.65%	4.13%	4.55%	2.89%	4.13%	2.49%	0.59%
Less than -2.0% and Greater than -2.5%	0.41%	0.41%	0.41%	1.24%	2.07%	2.89%	2.35%
Less than -2.5% and Greater than -3.0%	1.24%	0.41%	0.83%	0.83%	0.83%	1.24%	1.18%
Less than -3.0% and Greater than -3.5%	0.41%	1.65%	0.83%	0.83%	0.41%	-	0.59%
Less than -3.5% and Greater than -4.0%	1.24%	0.41%	1.24%	-	0.83%	-	-
Less than -4.0% and Greater than -4.5%	0.41%	0.41%	0.41%	1.24%	-	0.41%	-
Less than -4.5% and Greater than -5.0%	-	0.83%	-	-	-	-	-
Less than -5.0% and Greater than -5.5%	0.41%	-	-	-	0.41%	-	-
Less than -5.5% and Greater than -6.0%	-	-	-	0.41%	-	-	-
Less than -6.0% and Greater than -6.5%	-	-	-	-	-	-	-
Less than -6.5% and Greater than -7.0%	-	-	-	-	-	-	-
Less than -7.0% and Greater than -7.5%	-	-	-	-	-	-	-

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

	Number of Business Days
Premium/Discount Range	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF(1)
Greater than 7.0% and Less than 7.5%	1	-	1	-	1	-	-
Greater than 6.5% and Less than 7.0%	-	-	1	-	1	-	-
Greater than 6.0% and Less than 6.5%	-	-	-	1	-	-	-
Greater than 5.5% and Less than 6.0%	-	1	-	-	-	-	-
Greater than 5.0% and Less than 5.5%	1	-	-	-	-	-	-
Greater than 4.5% and Less than 5.0%	-	-	2	-	-	-	-
Greater than 4.0% and Less than 4.5%	-	1	-	-	-	-	-
Greater than 3.5% and Less than 4.0%	-	-	1	3	4	1	1
Greater than 3.0% and Less than 3.5%	2	2	3	1	7	-	-
Greater than 2.5% and Less than 3.0%	5	1	5	5	-	1	1
Greater than 2.0% and Less than 2.5%	6	9	4	4	8	1	15
Greater than 1.5% and Less than 2.0%	26	13	9	9	10	5	18
Greater than 1.0% and Less than 1.5%	49	38	31	28	21	17	48
Greater than 0.5% and Less than 1.0%	68	58	46	53	51	62	37
Between 0.5% and -0.5%	33	47	46	63	48	71	20
Less than -0.5% and Greater than -1.0%	26	30	45	36	48	37	17
Less than -1.0% and Greater than -1.5%	11	22	28	21	22	30	5
Less than -1.5% and Greater than -2.0%	4	10	11	7	10	6	1
Less than -2.0% and Greater than -2.5%	1	1	1	3	5	7	4
Less than -2.5% and Greater than -3.0%	3	1	2	2	2	3	2
Less than -3.0% and Greater than -3.5%	1	4	2	2	1	-	1
Less than -3.5% and Greater than -4.0%	3	1	3	-	2	-	-
Less than -4.0% and Greater than -4.5%	-	1	1	3	-	1	-
Less than -4.5% and Greater than -5.0%	1	2	-	-	-	-	-
Less than -5.0% and Greater than -5.5%	1	-	-	-	1	-	-
Less than -5.5% and Greater than -6.0%	-	-	-	1	-	-	-
Less than -6.0% and Greater than -6.5%	-	-	-	-	-	-	-
Less than -6.5% and Greater than -7.0%	-	-	-	-	-	-	-
Less than -7.0% and Greater than -7.5%	-	-	-	-	-	-	-

Total	242	242	242	242	242	242	170

SUPPLEMENTAL INFORMATION (unaudited) (continued)

	Percentage of Total Days
Premium/Discount Range	Global X FTSE Andean 40 (2)	Global X FTSE Colombia 20 ETF	Global X FTSE Argentina 20 ETF(3)	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF	Global X Mexico Small- Cap ETF(4)
Greater than 7.0% and Less than 7.5%	-	0.41%	-	-	-	-	-
Greater than 6.5% and Less than 7.0%	-	-	-	-	-	-	-
Greater than 6.0% and Less than 6.5%	-	-	-	-	-	-	-
Greater than 5.5% and Less than 6.0%	-	-	-	-	-	-	-
Greater than 5.0% and Less than 5.5%	-	-	-	-	-	-	-
Greater than 4.5% and Less than 5.0%	-	-	-	-	-	-	-
Greater than 4.0% and Less than 4.5%	-	-	-	-	-	-	-
Greater than 3.5% and Less than 4.0%	-	-	-	-	0.41%	-	-
Greater than 3.0% and Less than 3.5%	-	-	-	-	0.41%	0.41%	-
Greater than 2.5% and Less than 3.0%	-	-	-	2.07%	2.89%	1.66%	-
Greater than 2.0% and Less than 2.5%	-	-	-	13.22%	15.70%	14.89%	-
Greater than 1.5% and Less than 2.0%	1.11%	1.24%	-	16.12%	12.81%	22.32%	0.85%
Greater than 1.0% and Less than 1.5%	10.56%	11.16%	0.62%	4.13%	5.79%	9.50%	0.85%
Greater than 0.5% and Less than 1.0%	70.56%	26.86%	48.45%	13.22%	7.44%	9.50%	5.13%
Between 0.5% and -0.5%	17.22%	34.30%	37.27%	40.50%	45.87%	31.40%	52.99%
Less than -0.5% and Greater than -1.0%	0.55%	23.13%	13.66%	9.92%	7.85%	9.50%	36.76%
Less than -1.0% and Greater than -1.5%	-	2.07%	-	0.41%	0.83%	0.41%	1.71%
Less than -1.5% and Greater than -2.0%	-	0.83%	-	0.41%	-	0.41%	1.71%
Less than -2.0% and Greater than -2.5%	-	-	-	-	-	-	-
Less than -2.5% and Greater than -3.0%	-	-	-	-	-	-	-
Less than -3.0% and Greater than -3.5%	-	-	-	-	-	-	-
Less than -3.5% and Greater than -4.0%	-	-	-	-	-	-	-
Less than -4.0% and Greater than -4.5%	-	-	-	-	-	-	-
Less than -4.5% and Greater than -5.0%	-	-	-	-	-	-	-
Less than -5.0% and Greater than -5.5%	-	-	-	-	-	-	-
Less than -5.5% and Greater than -6.0%	-	-	-	-	-	-	-
Less than -6.0% and Greater than -6.5%	-	-	-	-	-	-	-
Less than -6.5% and Greater than -7.0%	-	-	-	-	-	-	-
Less than -7.0% and Greater than -7.5%	-	-	-	-	-	-	-

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

	Number of Business Days
Premium/Discount Range	Global X FTSE Andean 40 (1)	Global X FTSE Colombia 20 ETF	Global X FTSE Argentina 20 ETF(3)	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF	Global X Mexico Small- Cap ETF(4)
Greater than 7.0% and Less than 7.5%	-	1	-	-	-	-	-
Greater than 6.5% and Less than 7.0%	-	-	-	-	-	-	-
Greater than 6.0% and Less than 6.5%	-	-	-	-	-	-	-
Greater than 5.5% and Less than 6.0%	-	-	-	-	-	-	-
Greater than 5.0% and Less than 5.5%	-	-	-	-	-	-	-
Greater than 4.5% and Less than 5.0%	-	-	-	-	-	-	-
Greater than 4.0% and Less than 4.5%	-	-	-	-	-	-	-
Greater than 3.5% and Less than 4.0%	-	-	-	-	1	-	-
Greater than 3.0% and Less than 3.5%	-	-	-	-	1	1	-
Greater than 2.5% and Less than 3.0%	-	-	-	5	7	4	-
Greater than 2.0% and Less than 2.5%	-	-	-	32	38	36	-
Greater than 1.5% and Less than 2.0%	2	3	-	39	31	54	1
Greater than 1.0% and Less than 1.5%	19	27	1	10	14	23	1
Greater than 0.5% and Less than 1.0%	127	65	78	32	18	23	6
Between 0.5% and -0.5%	31	83	60	98	111	76	62
Less than -0.5% and Greater than -1.0%	1	56	22	24	19	23	43
Less than -1.0% and Greater than -1.5%	-	5	-	1	2	1	2
Less than -1.5% and Greater than -2.0%	-	2	-	1	-	1	2
Less than -2.0% and Greater than -2.5%	-	-	-	-	-	-	-
Less than -2.5% and Greater than -3.0%	-	-	-	-	-	-	-
Less than -3.0% and Greater than -3.5%	-	-	-	-	-	-	-
Less than -3.5% and Greater than -4.0%	-	-	-	-	-	-	-
Less than -4.0% and Greater than -4.5%	-	-	-	-	-	-	-
Less than -4.5% and Greater than -5.0%	-	-	-	-	-	-	-
Less than -5.0% and Greater than -5.5%	-	-	-	-	-	-	-
Less than -5.5% and Greater than -6.0%	-	-	-	-	-	-	-
Less than -6.0% and Greater than -6.5%	-	-	-	-	-	-	-
Less than -6.5% and Greater than -7.0%	-	-	-	-	-	-	-
Less than -7.0% and Greater than -7.5%	-	-	-	-	-	-	-

Total	180	242	161	242	242	242	117

SUPPLEMENTAL INFORMATION (unaudited) (continued)

	Percentage of Total Days
Premium/Discount Range	Russell Emerging Markets Growth ETF(5)	Russell Emerging Markets Value ETF(5)	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF
Greater than 7.0% and Less than 7.5%	–	–	–	–
Greater than 6.5% and Less than 7.0%	–	–	–	–
Greater than 6.0% and Less than 6.5%	–	–	–	–
Greater than 5.5% and Less than 6.0%	–	–	–	–
Greater than 5.0% and Less than 5.5%	–	–	–	–
Greater than 4.5% and Less than 5.0%	–	–	–	–
Greater than 4.0% and Less than 4.5%	–	–	–	–
Greater than 3.5% and Less than 4.0%	–	–	–	–
Greater than 3.0% and Less than 3.5%	–	–	–	–
Greater than 2.5% and Less than 3.0%	–	–	–	1.28%
Greater than 2.0% and Less than 2.5%	0.53%	–	–	0.43%
Greater than 1.5% and Less than 2.0%	2.67%	0.53%	0.83%	7.23%
Greater than 1.0% and Less than 1.5%	18.73%	28.88%	15.70%	18.30%
Greater than 0.5% and Less than 1.0%	47.60%	52.41%	48.76%	40.00%
Between 0.5% and -0.5%	23.53%	15.51%	22.31%	17.86%
Less than -0.5% and Greater than -1 .0%	2.67%	2.14%	7.45%	9.79%
Less than -1.0% and Greater than -1 .5%	2.67%	0.53%	2.89%	3.83%
Less than -1.5% and Greater than -2 .0%	1.07%	–	1.24%	0.85%
Less than -2.0% and Greater than -2 .5%	0.53%	–	0.41%	0.43%
Less than -2.5% and Greater than -3 .0%	–	–	0.41%	–
Less than -3.0% and Greater than -3 .5%	–	–	–	–
Less than -3.5% and Greater than -4 .0%	–	–	–	–
Less than -4.0% and Greater than -4 .5%	–	–	–	–
Less than -4.5% and Greater than -5 .0%	–	–	–	–
Less than -5.0% and Greater than -5 .5%	–	–	–	–
Less than -5.5% and Greater than -6 .0%	–	–	–	–
Less than -6.0% and Greater than -6 .5%	–	–	–	–
Less than -6.5% and Greater than -7 .0%	–	–	–	–
Less than -7.0% and Greater than -7 .5%	–	–	–	–

Total	100.00%	100.00%	100.00%	100.00%

	Number of Business Days
Premium/Discount Range	Russell Emerging Markets Growth ETF(5)	Russell Emerging Markets Value ETF(5)	Global X FTSE Nordic Region ETF	Global X FTSE Norway 30 ETF
Greater than 7.0% and Less than 7.5%	–	–	–	–
Greater than 6.5% and Less than 7.0%	–	–	–	–
Greater than 6.0% and Less than 6.5%	–	–	–	–
Greater than 5.5% and Less than 6.0%	–	–	–	–
Greater than 5.0% and Less than 5.5%	–	–	–	–
Greater than 4.5% and Less than 5.0%	–	–	–	–
Greater than 4.0% and Less than 4.5%	–	–	–	–
Greater than 3.5% and Less than 4.0%	–	–	–	–
Greater than 3.0% and Less than 3.5%	–	–	–	–
Greater than 2.5% and Less than 3.0%	–	–	–	3
Greater than 2.0% and Less than 2.5%	1	–	–	1
Greater than 1.5% and Less than 2.0%	5	1	2	17
Greater than 1.0% and Less than 1.5%	35	54	38	43
Greater than 0.5% and Less than 1.0%	89	98	118	94
Between 0.5% and -0.5%	44	29	54	42
Less than -0.5% and Greater than -1 .0%	5	4	18	23
Less than -1.0% and Greater than -1 .5%	5	1	7	9
Less than -1.5% and Greater than -2 .0%	2	–	3	2
Less than -2.0% and Greater than -2 .5%	1	–	1	1
Less than -2.5% and Greater than -3 .0%	–	–	1	–
Less than -3.0% and Greater than -3 .5%	–	–	–	–
Less than -3.5% and Greater than -4 .0%	–	–	–	–
Less than -4.0% and Greater than -4 .5%	–	–	–	–
Less than -4.5% and Greater than -5 .0%	–	–	–	–
Less than -5.0% and Greater than -5 .5%	–	–	–	–
Less than -5.5% and Greater than -6 .0%	–	–	–	–
Less than -6.0% and Greater than -6 .5%	–	–	–	–
Less than -6.5% and Greater than -7 .0%	–	–	–	–
Less than -7.0% and Greater than -7 .5%	–	–	–	–

Total	187	187	242	235

SUPPLEMENTAL INFORMATION (unaudited) (concluded)

(1)	The Fund commenced operations on February 16, 2011.
(2)	The Fund commenced operations on February 2, 2011.
(3)	The Fund commenced operations on March 2, 2011.
(4)	The Fund commenced operations on May 4, 2011.
(5)	The Fund commenced operations on January 24, 2011.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 399 Park Ave, 32nd floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	35[3]	None.
Scott R. Chichester[1] 399 Park Ave, 32nd floor New York, NY 10022 (1970)	Trustee (since 2008)	President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (since 2009) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	35[3]	None.
Kartik Kiran Shah 399 Park Ave, 32nd floor New York, NY 10022 (1977)	Trustee (since 2008)	Director, Wireless Generation (since 2008) (software); Manager, Amgen (2003-2006) (biotechnology firm).	35[3]	None.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2011.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 399 Park Ave, 32nd floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	35[3]	None.
Jose C. Gonzalez 399 Park Ave, 32nd floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer and Chief Financial Officer, Secretary (since 2008)	Chief Operating Officer, Global X Management Company (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Dianne Sulzbach[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Corporate Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009- 2011); Asset Data Services Director at the Administrator (2006-2009).	N/A

[1]

Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2011, the Trust had eighty-six investment portfolios, thirty-five of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2011, the Funds are designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividends(3)	Short Term Capital Gain Dividends(4)
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	86.42%	0.00%	100.00%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.12%	100.00%	0.00%	0.00%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%
Global X China Materials ETF	0.00%	100.00%	100.00%	0.00%	22.51%	0.00%	100.00%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	78.51%	0.00%	100.00%
Global X FTSE ASEAN 40 ETF	0.00%	100.00%	100.00%	0.00%	53.59%	0.00%	0.00%
Global X FTSE Andean 40 ETF	0.00%	100.00%	100.00%	19.26%	100.00%	0.00%	0.00%
Global X FTSE Colombia 20 ETF	15.85%	84.15%	100.00%	1.72%	72.63%	0.00%	100.00%
Global X FTSE Argentina 20 ETF	0.00%	100.00%	100.00%	5.97%	100.00%	0.00%	0.00%
Global X Brazil Mid Cap ETF	0.00%	100.00%	100.00%	0.00%	34.29%	0.00%	100.00%
Global X Brazil Consumer ETF	0.00%	100.00%	100.00%	11.04%	52.59%	0.00%	100.00%
Global X Brazil Financials ETF	0.00%	100.00%	100.00%	0.00%	28.85%	0.01%	100.00%
Global X Mexico Small-Cap ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Russell Emerging Markets Growth ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%
Global X Russell Emerging Markets Value ETF	0.00%	100.00%	100.00%	0.00%	43.62%	0.00%	0.00%
Global X FTSE Nordic Region ETF	0.13%	99.87%	100.00%	0.00%	99.20%	0.01%	100.00%
Global X FTSE Norway 30 ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

NOTICE TO SHAREHOLDERS (concluded)

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2011, the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X China Consumer ETF	$2,932,932	$79,553
Global X China Energy ETF	189,726	16,122
Global X China Financials ETF	158,297	11,879
Global X China Industrials ETF	129,440	8,222
Global X China Materials ETF	103,822	7,015
Global X NASDAQ China Technology ETF	170,079	4,068
Global X FTSE ASEAN 40 ETF	323,019	10,567
Global X FTSE Andean 40 ETF	125,084	17,730
Global X FTSE Colombia 20 ETF	3,552,535	36,114
Global X FTSE Argentina 20 ETF	93,210	1,871
Global X Brazil Mid Cap ETF	-	-
Global X Brazil Consumer ETF	-	-
Global X Brazil Financials ETF	-	-
Global X Mexico Small-Cap ETF	-	-
Global X Russell Emerging Markets Growth ETF	61,226	4,540
Global X Russell Emerging Markets Value ETF	49,878	5,092
Global X FTSE Nordic Region ETF	1,081,825	193,224
Global X FTSE Norway 30 ETF	1,844,746	391,291

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Ave, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-002-0100

Global X Waste Management ETF (ticker: WSTE)

Global X Food ETF (ticker: EATX)

Global X Fishing Industry ETF (ticker: FISN)

Global X Farming ETF (ticker: BARN)

Global X Auto ETF (ticker: VROM)

Global X Canada Preferred ETF (ticker: CNPF)

Global X SuperDividend ETF (ticker: SDIV)

Annual Report

October 31, 2011

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X WASTE MANAGEMENT ETF

Global X Waste Management ETF

The Global X Waste Management ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Waste Management Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Waste Management Index is designed to reflect the performance of the waste management industry. It is comprised of selected companies globally that are actively engaged in the waste management, recovery and recycling industry.

For the period from the Fund’s commencement date on April 12, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 15.27% while the Index decreased 15.36%. The Fund commenced operations with a net asset value of $14.87 per share on April 12, 2011 and ended the period with a net asset value of $12.60 on October 31, 2011.

Six of the Fund’s twenty-seven holdings as of October 31, 2011 increased in value for the reporting period, led by Clean Harbors and Waste Connections, which returned 14.67% and 14.65% respectively. The worst performers were Seche Environment and Veolia Environment, which returned -49.99% and -52.94% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Waste Management ETF	(15.27%)	(16.48%)
Solactive Global Waste Management Index	(15.36%)	(15.36%)

*Fund commenced operations on April 12, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FOOD ETF

Global X Food ETF

The Global X Food ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Food Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Food Index is designed to reflect the performance of the food industry. It is comprised of selected companies globally that are primarily engaged in the agriproduct or livestock operations or in the manufacture, sale, or distribution of food products, agriproducts, and products related to the development of new food technologies.

For the period from the Fund’s commencement date on May 2, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 2.11% while the Index decreased 1.99%. The Fund commenced operations with a net asset value of $15.17 per share on May 2, 2011 and ended the period with a net asset value of $14.85 on October 31, 2011.

Twenty-five of the Fund’s forty-nine holdings as of October 31, 2011 increased in value for the reporting period, led by CJ CheilJedang and Tingyi Holding, which returned 19.38% and 9.78% respectively. The worst performers were China Yurun Food Group and Marfrig Alimentos, which returned -50.43% and -53.88% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Food ETF	(2.11%)	(1.91%)
Solactive Global Food Index	(1.99%)	(1.99%)

*Fund commenced operations on May 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

2

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FISHING INDUSTRY ETF

Global X Fishing Industry ETF

The Global X Fishing Industry ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fishing Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Fishing Index is designed to reflect the performance of the fishing industry. It is comprised of selected companies globally that are engaged in commercial fishing, fish farming, fish processing or the marketing and sale of fish and fish products. The Fund is the nation’s first ETF focused exclusively on the fishing industry.

For the period from the Fund’s commencement date on May 3, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 25.47% while the Index decreased 25.76%. The Fund commenced operations with a net asset value of $14.92 per share on May 3, 2011 and ended the period with a net asset value of $11.12 on October 31, 2011.

Four of the Fund’s twenty holdings as of October 31, 2011 increased in value for the reporting period, led by Maruha Nichiro Holdings and Nippon Suisan Kaisha, which returned 22.87% and 22.83% respectively. The worst performers were China Marine Food Group and Marine Harvest, which returned -54.83% and -61.47% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Fishing Industry ETF	(25.47%)	(26.14%)
Solactive Global Fishing Index	(25.76%)	(25.76%)

*Fund commenced operations on May 3, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

3

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X FARMING ETF

Global X Farming ETF

The Global X Farming ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Farming Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global Farming Index is designed to reflect the performance of the farming industry. It is comprised of common stocks, ADRs, and GDRs of selected companies globally that are primarily engaged in agriproduct or livestock operations or in the manufacture, sale, or distribution of farming products.

For the period from the Fund’s commencement date on June 1, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 10.01% while the Index decreased 12.49%. The Fund commenced operations with a net asset value of $14.89 per share on June 1, 2011 and ended the period with a net asset value of $13.40 on October 31, 2011.

Five of the Fund’s fifty holdings as of October 31, 2011 increased in value for the reporting period, led by Cosan S.A. Industria e Comercio and Tate & Lyle, which returned 5.99% and 5.95% respectively. The worst performers were Asian Bamboo and Chaoda Modern Agriculture., which returned -64.66% and 65.40% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Farming ETF	(10.01%)	(10.88%)
Solactive Global Farming Index	(12.49%)	(12.49%)

*Fund commenced operations on June 1, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

4

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X AUTO ETF

Global X Auto ETF

The Global X Auto ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S-Network Global Automotive Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The S-Network Global Automotive Index is a modified capitalization weighted, float adjusted index comprising publicly traded companies engaged in the production of automobiles, automobile parts, tires, and related activities. It strives to include the fifty largest and most actively traded companies worldwide that are principally engaged (derive greater than 50% of revenues from sources listed above) in the automobile industry.

For the period from the Fund’s commencement date on May 18, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 14.93% while the Index decreased 14.74%. The Fund commenced operations with a net asset value of $15.20 per share on May 18, 2011 and ended the period with a net asset value of $12.93 on October 31, 2011.

Ten of the Fund’s fifty holdings as of October 31, 2011 increased in value for the reporting period, led by Astra International and Daihatsu Motor, which returned 16.32% and 16.18% respectively. The worst performers were Fiat SpA and Peugeot, which returned -36.46% and -45.49% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Auto ETF	(14.93%)	(15.72%)
S-Network Global Automotive Index	(14.74%)	(14.74%)

*Fund commenced operations on May 18, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X CANADA PREFERRED ETF

Global X Canada Preferred ETF

The Global X Canada Preferred ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Canada Preferred Stock Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Canada Preferred Stock Index tracks the performance of a select group of preferred stocks from Canadian issues that trade on the Toronto Stock Exchange. It is comprised of preferred shares that meet certain criteria relating to size, liquidity, issuer rating, maturity, and other requirements as determined by Structured Solutions AG. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on preferred stock of Canadian companies.

For the period from the Fund’s commencement date on May 24, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 1.94%, while the Index decreased 2.17%. The Fund commenced operations with a net asset value of $14.97 per share on May 24, 2011 and ended the period with a net asset value of $14.48 on October 31, 2011.

Thirty-one of the Fund’s twenty-four holdings as of October 31, 2011 increased in value for the reporting period, led by Weston George and Power Corp Canada, which returned 8.18% and 4.67% respectively. The worst performers were BCE and Yellow Media, which returned -10.51% and -79.70% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Canada Preferred ETF	(1.94%)	(3.61%)
Solactive Canada Preferred Stock Index	(2.17%)	(2.17%)

*Fund commenced operations on May 24, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

6

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

GLOBAL X SUPERDIVIDEND ETF

Global X SuperDividend ETF

The Global X SuperDividend ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Solactive Global SuperDividend™ Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world. The index provider applies certain dividend stability filters.

For the period from the Fund’s commencement date on June 8, 2011 through October 31, 2011 (the “reporting period”), the Fund decreased 9.56% while the Index decreased 10.30%. The Fund commenced operations with a net asset value of $24.70 per share on June 8, 2011 and ended the period with a net asset value of $21.76 on October 31, 2011.

Thirty of the Fund’s one hundred holdings as of October 31, 2011 increased in value for the reporting period, led by Fleetwood and Foster’s Group, which returned 22.01% and 19.07% respectively. The worst performers were Thomas Cook Group and Yellow Media, which returned -61.13% and -89.35% respectively.

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED OCTOBER 31, 2011*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X SuperDividend ETF	(9.56%)	(12.31%)
Solactive Global SuperDividend Index	(10.30%)	(10.30%)

*Fund commenced operations on June 8, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index above.

7

Schedule of Investments	October 31, 2011

Global X Waste Management ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA— 4.6%
Industrials — 4.6%
Tox Free Solutions	15,334	$35,065
Transpacific Industries Group *	65,605	51,505

TOTAL AUSTRALIA		86,570

CANADA— 5.6%
Industrials — 5.6%
Newalta	3,697	43,806
Progressive Waste Solutions	2,925	61,628

TOTAL CANADA		105,434

CHINA— 2.1%
Industrials — 2.1%
Chiho-Tiande Group	71,554	39,791

FRANCE— 10.6%
Industrials — 10.6%
Seche Environnement	725	32,891
Veolia Environnement	11,818	168,060

TOTAL FRANCE		200,951

GERMANY— 2.2%
Industrials — 2.2%
Interseroh	596	41,903

HONG KONG— 8.1%
Industrials — 8.1%
China Everbright International	151,100	44,541
China Metal Recycling Holdings	45,761	49,952
China Water Affairs Group	102,300	29,630
Fook Woo Group Holdings *	152,700	29,288

TOTAL HONG KONG		153,411

JAPAN— 2.0%
Basic Materials — 2.0%
Asahi Holdings	1,877	37,473

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	October 31, 2011

Global X Waste Management ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued
NORWAY— 3.1%
Industrials — 3.1%
Tomra Systems	7,800	$57,635

UNITED KINGDOM— 2.1%
Industrials — 2.1%
Shanks Group	22,200	39,380

UNITED STATES— 58.7%
Basic Materials — 2.4%
Calgon Carbon *	2,946	46,989

Consumer Goods — 3.0%
Darling International *	3,990	55,940

Industrials — 53.3%
Casella Waste Systems, Cl A *	5,143	32,298
Clean Harbors *	1,854	108,033
EnergySolutions *	11,153	42,047
Metalico *	6,574	29,714
Republic Services, Cl A	6,314	179,696
Sims Metal Management	7,237	105,701
Stericycle *	2,235	186,801
US Ecology	2,370	42,802
Waste Connections	2,552	86,896
Waste Management	5,842	192,377

		1,006,365

TOTAL UNITED STATES		1,109,294

TOTAL COMMON STOCK (Cost $2,225,230)		1,871,842

RIGHTS — 0.6%
Transpacific Industries Group *, expires 11/18/11 (Cost $—)	42,175	10,888

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030% (Cost $639)	$639	639

TOTAL INVESTMENTS — 99.7% (Cost $2,225,869)		$1,883,369

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	October 31, 2011

Global X Waste Management ETF

Percentages are based on Net Assets of $1,889,590.

*	Non-income producing security.

Cl — Class

Amounts designated as “—” are $0 or are rounded to $0.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

	$1,871,842	$1,871,842	$1,871,842	$1,871,842
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,871,842	$—	$—	$1,871,842
Rights	10,888	—	—	10,888
Time Deposit	—	639	—	639

Total Investments in Securities	$1,882,730	$639	$—	$1,883,369

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2011

Global X Food ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 97.8%
BRAZIL— 6.0%
Consumer Goods — 6.0%
BRF - Brasil Foods ADR	8,313	$174,989
JBS *	8,585	25,808
M Dias Branco	550	14,255
Marfrig Alimentos	1,550	6,691

TOTAL BRAZIL		221,743

CANADA— 5.1%
Consumer Goods — 5.1%
George Weston	1,686	116,871
Saputo	1,719	71,023

TOTAL CANADA		187,894

CHINA— 4.6%
Consumer Goods — 4.6%
China Yurun Food Group	17,500	31,132
Tingyi Cayman Islands Holding	25,045	71,893
Want Want China Holdings	71,000	66,536

TOTAL CHINA		169,561

DENMARK— 1.1%
Consumer Goods — 1.1%
Christian Hansen Holding	1,856	40,574

FRANCE— 4.7%
Consumer Goods — 4.7%
Danone	2,484	172,925

INDONESIA— 1.1%
Consumer Goods — 1.1%
Indofood CBP Sukses Makmur TBK	15,200	9,103
Indofood Sukses Makmur	56,800	33,695

TOTAL INDONESIA		42,798

JAPAN— 7.1%
Consumer Goods — 7.1%
Ajinomoto	8,750	98,877
MEIJI Holdings	900	39,909

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2011

Global X Food ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — continued
Nippon Meat Packers	2,750	$34,806
Nisshin Seifun Group	2,550	31,753
Nissin Foods Holdings	850	32,797
Yamazaki Baking	1,800	24,003

TOTAL JAPAN		262,145

MEXICO— 3.5%
Consumer Goods — 3.5%
Grupo Bimbo, Ser A	63,195	130,233

NETHERLANDS— 0.7%
Consumer Goods — 0.7%
Nutreco	411	27,417

NORWAY— 2.1%
Consumer Goods — 2.1%
Orkla	8,750	76,296

SOUTH AFRICA— 1.4%
Consumer Goods — 1.4%
Tiger Brands	1,850	53,650

SOUTH KOREA— 0.6%
Consumer Goods — 0.6%
CJ CheilJedang	85	23,546

SPAIN— 0.5%
Consumer Goods — 0.5%
Ebro Foods	900	18,286

SWITZERLAND— 6.5%
Consumer Goods — 6.5%
Aryzta	1,000	48,393
Barry Callebaut	20	19,026
Nestle	3,010	174,657

TOTAL SWITZERLAND		242,076

TAIWAN— 1.7%
Consumer Goods — 1.7%
Uni-President Enterprises	46,112	64,451

THAILAND— 1.2%
Consumer Goods — 1.2%
Charoen Pokphand Foods	44,100	43,425

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2011

Global X Food ETF

	Shares	Value
COMMON STOCK — continued

UNITED KINGDOM— 5.6%
Consumer Goods — 5.6%
Associated British Foods	4,512	$80,254
Kerry Group, Cl A	1,736	64,391
Tate & Lyle	6,195	65,007

TOTAL UNITED KINGDOM		209,652

UNITED STATES— 44.3%
Consumer Goods — 44.3%
Campbell Soup	2,247	74,713
ConAgra Foods	5,550	140,582
Corn Products International	974	47,239
Flowers Foods	1,598	32,264
General Mills	4,550	175,311
Hershey	2,235	127,909
HJ Heinz	3,301	176,405
Hormel Foods	1,770	52,162
JM Smucker	1,453	111,910
Kellogg	2,635	142,843
Kraft Foods, Cl A	5,030	176,955
McCormick	1,544	74,977
Ralcorp Holdings *	695	56,184
Sara Lee	7,660	136,348
Smithfield Foods *	1,859	42,497
Tyson Foods, Cl A	3,856	74,421

TOTAL UNITED STATES		1,642,720

TOTAL COMMON STOCK (Cost $3,643,457)		3,629,392

TOTAL INVESTMENTS — 97.8% (Cost $3,643,457)		$3,629,392

Percentages are based on Net Assets of $3,711,382.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2011

Global X Food ETF

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

	$3,629,392zz	$3,629,392zz	$3,629,392zz	$3,629,392zz
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,629,392	$—	$—	$3,629,392

Total Investments in Securities	$3,629,392	$—	$—	$3,629,392

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2011

Global X Fishing Industry ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 101.2%
CHILE— 11.1%
Consumer Goods — 11.1%
Cia Pesquera Camanchaca *	1,064,500	$119,546
Multiexport Foods	211,200	65,764

TOTAL CHILE		185,310

CHINA— 0.7%
Consumer Goods — 0.7%
China Marine Food Group *	7,137	11,348

HONG KONG— 4.8%
Consumer Goods — 4.8%
China Ocean Resources	14,123	80,532

JAPAN— 34.8%
Consumer Goods — 34.8%
Kyokuyo	34,583	78,336
Maruha Nichiro Holdings	90,118	164,920
Nippon Suisan Kaisha	49,949	170,673
Toyo Suisan Kaisha	6,522	167,599

TOTAL JAPAN		581,528

MALAYSIA— 4.9%
Consumer Goods — 4.9%
QL Resources	87,398	81,499

NORWAY— 31.1%
Consumer Goods — 31.1%
Austevoll Seafood	20,375	80,955
Cermaq	6,532	72,810
Copeinca *	10,900	70,743
Leroey Seafood Group	5,285	81,714
Marine Harvest	349,558	156,485
Morpol *	27,800	55,478

TOTAL NORWAY		518,185

SOUTH KOREA— 9.0%
Consumer Goods — 9.0%
Dongwon Industries	490	73,157
Sajo Industries	900	43,711

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2011

Global X Fishing Industry ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Sajodaerim *	300	$4,668
Silla	2,700	28,534

TOTAL SOUTH KOREA		150,070

SPAIN— 4.8%
Consumer Goods — 4.8%
Pescanova	2,306	79,565

TOTAL COMMON STOCK (Cost $2,183,908)		1,688,037

TOTAL INVESTMENTS — 101.2% (Cost $2,183,908)		$1,688,037

Percentages are based on Net Assets of $1,668,441.

*      Non-income producing security.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

	$1,688,037 A	$1,688,037 A	$1,688,037 A	$1,688,037 A
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,688,037	$—	$—	$1,688,037

Total Investments in Securities	$1,688,037	$—	$—	$1,688,037

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2011

Global X Farming ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK —99.8%

AUSTRALIA— 2.3%

Consumer Goods — 2.3%
GrainCorp	7,372	$61,450

BELGIUM— 1.0%

Consumer Goods — 1.0%
Sipef	327	25,851

BOSNIA AND HERZEGOVINA— 4.4%

Consumer Goods — 4.4%
Bunge	1,929	119,154

BRAZIL— 3.6%

Consumer Goods — 3.6%
Cosan Industria e Comercio	4,000	62,383
Sao Martinho	1,000	11,943
SLC Agricola	1,720	17,085
Tereos Internacional	3,200	4,586

TOTAL BRAZIL		95,997

CANADA— 4.4%

Consumer Goods — 4.4%
Viterra, Common Subscription Receipt	11,372	117,063

CHINA— 0.5%

Consumer Goods — 0.5%
China Modern Dairy Holdings *	50,000	12,100

FRANCE— 0.4%

Consumer Goods — 0.4%
Vilmorin & Cie	108	11,889

GERMANY— 0.8%

Basic Materials — 0.2%
Asian Bamboo	320	4,776

Consumer Goods — 0.6%
KWS Saat	80	16,387

TOTAL GERMANY		21,163

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2011

Global X Farming ETF

	Shares	Value
COMMON STOCK — continued

HONG KONG— 3.8%
Consumer Goods — 3.8%
Asian Citrus Holdings	26,800	$19,179
China Agri-Industries Holdings	57,100	46,306
CP Pokphand	336,300	37,230

TOTAL HONG KONG		102,715

INDONESIA— 2.8%

Consumer Goods — 2.8%
Astra Agro Lestari	11,600	28,115
Bakrie Sumatera Plantations	400,000	13,334
Perusahaan Perkebunan London Sumatra Indonesia	101,100	25,132
Sampoerna Agro	22,600	7,725

TOTAL INDONESIA		74,306

JAPAN— 5.7%

Consumer Goods — 0.7%
Hokuto	840	17,533

Industrials — 5.0%
Kubota	16,000	134,323

TOTAL JAPAN		151,856

LUXEMBOURG— 0.3%
Consumer Goods — 0.3%
Adecoagro *	889	8,641

MALAYSIA— 12.8%

Basic Materials — 0.6%
HAP Seng Consolidated	35,030	17,475

Consumer Goods — 12.2%
Genting Plantations	8,400	20,130
IOI	40,000	68,471
Kuala Lumpur Kepong	16,000	109,866
Kulim Malaysia	16,800	19,720
PPB Group	17,300	96,230
Tradewinds Malaysia	4,000	11,608

		326,025

TOTAL MALAYSIA		343,500

NETHERLANDS— 4.3%

Consumer Goods — 3.0%
Nutreco	1,206	80,451

Industrials — 1.3%
CNH Global *	976	36,288

TOTAL NETHERLANDS		116,739

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2011

Global X Farming ETF

	Shares	Value
COMMON STOCK — continued

SINGAPORE— 15.7%

Consumer Goods — 15.7%
First Resources	14,400	$16,292
GMG Global	43,200	8,089
Golden Agri-Resources	224,900	116,473
Indofood Agri Resources *	11,200	12,359
Olam International	61,200	124,341
Wilmar International	32,800	142,949

TOTAL SINGAPORE		420,503

SOUTH AFRICA— 0.6%

Consumer Goods — 0.6%
Astral Foods	1,000	14,962

UKRAINE— 1.4%

Consumer Goods — 1.4%
Kernel Holding *	1,800	38,771

UNITED KINGDOM— 7.0%

Consumer Goods — 7.0%
Genus	2,000	36,300
Tate & Lyle	14,393	151,034

TOTAL UNITED KINGDOM		187,334

UNITED STATES— 28.0%

Consumer Goods — 17.6%
Andersons	628	23,186
Archer-Daniels-Midland	4,486	129,825
Chaoda Modern Agriculture Holdings [1,2]	99,300	14,060
Corn Products International	2,496	121,056
Fresh Del Monte Produce	1,421	36,179
Monsanto	2,040	148,410

		472,716

Industrials — 10.4%
AGCO *	2,882	126,318
Deere	1,663	126,221
Lindsay	448	26,029

		278,568

TOTAL UNITED STATES		751,284

TOTAL COMMON STOCK (Cost $2,893,495)		2,675,278

TOTAL INVESTMENTS — 99.8% (Cost $2,893,495)		$2,675,278

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2011

Global X Farming ETF

Percentages are based on Net Assets of $2,680,421.

*	Non-income producing security.
[1]

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such security as of October 31, 2011, was $14,060 and represented 0.5% of Net Assets.

[2]	Security considered illiquid. The total value of such security as of October 31, 2011, was $14,060 and represented 0.5% of Net Assets.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$61,450	$-	$-	$61,450
Belgium	25,851	-	-	25,851
Bosnia and Herzegovina	119,154	-	-	119,154
Brazil	95,997	-	-	95,997
Canada	117,063	-	-	117,063
China	12,100	-	-	12,100
France	11,889	-	-	11,889
Germany	21,163	-	-	21,163
Hong Kong	102,715	-	-	102,715
Indonesia	74,306	-	-	74,306
Japan	151,856	-	-	151,856
Luxembourg	8,641	-	-	8,641
Malaysia	343,500	-	-	343,500
Netherlands	116,739	-	-	116,739
Singapore	420,503	-	-	420,503
South Africa	14,962	-	-	14,962
Ukraine	38,771	-	-	38,771
United Kingdom	187,334	-	-	187,334
United States	737,224	-	14,060	751,284

Total Investments in Securities	$2,661,218	$-	$14,060	$2,675,278

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

United States
Investments in Common Stock
Beginning balance as of June 1, 2011	$-
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Transfers into Level 3	14,060
Transfers out of Level 3	-

Ending balance as of October 31, 2011	$14,060

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2011 is $—.

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2011

Global X Farming ETF

For the period ended October 31, 2011, transfers between Level 1 and Level 3 investments totaled $14,060.

The Level 3 investment presented above was considered a Level 1 investment at the beginning of the reporting period. The reason for the transfer was a temporary trading suspension of the investment’s shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period. The Fund’s policy is to transfer investments into/out of Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2011

Global X Auto ETF

Sector Weightings (unaudited)†:

†Percentages based on total investments.

	Shares	Value
COMMON STOCK —96.6%

CANADA— 1.6%

Consumer Goods — 1.6%
Magna International	2,157	$82,291

CHINA— 4.6%

Consumer Goods — 3.9%
Dongfeng Motor Group, Cl H	84,000	139,703
Guangzhou Automobile Group, Cl H	59,800	60,581

		200,284

Industrials — 0.7%
Byd, Cl H	14,400	35,405

TOTAL CHINA		235,689

FRANCE— 5.1%

Consumer Goods — 5.1%
Cie Generale des Etablissements Michelin, Cl B	1,713	124,894
Peugeot	1,538	33,792
Renault	1,744	73,485
Valeo	662	33,478

TOTAL FRANCE		265,649

GERMANY— 19.4%

Consumer Goods — 19.4%
Bayerische Motoren Werke	3,467	283,391
Continental	971	72,824
Daimler	8,460	433,222
Volkswagen	1,373	216,247

TOTAL GERMANY		1,005,684

HONG KONG— 0.6%

Consumer Goods — 0.6%
Brilliance China Automotive Holdings *	21,000	23,004
Geely Automobile Holdings	35,600	9,303

TOTAL HONG KONG		32,307

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2011

Global X Auto ETF

	Shares	Value
COMMON STOCK — continued

INDIA— 2.0%
Industrials — 2.0%
Tata Motors ADR	5,245	$105,162

INDONESIA— 2.7%

Consumer Goods — 2.7%
Astra International	17,800	138,780

ITALY— 1.5%

Consumer Goods — 1.5%
Fiat	8,000	49,160
Pirelli & C	3,200	28,344

TOTAL ITALY		77,504

JAPAN— 24.4%

Consumer Goods — 23.9%
Aisin Seiki	860	27,922
Bridgestone	2,975	70,853
Daihatsu Motor	800	14,385
Denso	2,118	66,733
Fuji Heavy Industries	3,000	19,580
GS Yuasa	1,600	8,559
Honda Motor ADR	8,386	250,741
JTEKT	825	9,270
Mazda Motor	7,800	16,870
Mitsubishi Motors *	18,000	24,187
Nissan Motor	11,800	110,993
NSK	2,400	18,582
Suzuki Motor	1,815	39,348
Toyota Industries	778	22,432
Toyota Motor ADR	8,054	537,282

		1,237,737

Industrials — 0.5%
Isuzu Motors	5,600	24,367

TOTAL JAPAN		1,262,104

SOUTH KOREA— 12.1%

Consumer Goods — 12.1%
Hankook Tire	668	26,916
Hyundai Mobis	598	173,723
Hyundai Motor	1,350	275,622
Kia Motors	2,284	148,521

TOTAL SOUTH KOREA		624,782

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2011

Global X Auto ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

SWEDEN— 1.0%
Consumer Goods — 1.0%
Autoliv	866	$50,029

UNITED STATES— 21.6%

Consumer Goods — 21.6%
BorgWarner *	1,040	79,550
Ford Motor *	36,309	424,089
General Motors *	5,951	153,833
Gentex	1,340	40,361
Genuine Parts	1,496	85,915
Goodyear Tire & Rubber *	2,342	33,631
Johnson Controls	6,506	214,242
Tesla Motors *	342	10,045
TRW Automotive Holdings *	1,000	42,100
WABCO Holdings *	652	32,737

TOTAL UNITED STATES		1,116,503

TOTAL COMMON STOCK (Cost $5,909,398)		4,996,484

PREFERRED STOCK — 3.3%

GERMANY— 3.3%

Consumer Goods — 3.3%
Porsche Automobil Holding (Cost $211,265)	2,866	168,123

TIME DEPOSIT — 0.1%

Brown Brothers Harriman, 0.030% (Cost $4,160)	$4,160	4,160

TOTAL INVESTMENTS — 100.0% (Cost $6,124,823)		$5,168,767

Percentages are based on Net Assets of $5,170,395.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2011

Global X Auto ETF

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,996,484	$—	$—	$4,996,484
Preferred Stock	168,123	—	—	168,123
Time Deposit	—	4,160	—	4,160

Total Investments in Securities	$5,164,607	$4,160	$—	$5,168,767

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2011

Global X Canada Preferred ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
PREFERRED STOCK — 99.9%
CANADA— 99.9%
Consumer Goods — 3.3%
George Weston	5,361	$125,755
RONA	4,687	111,497
Yellow Media	5,617	23,106

		260,358

Financials — 79.4%
Bank of Montreal	21,795	566,453
Bank of Nova Scotia	21,938	571,837
Brookfield Asset Management	15,162	381,389
Brookfield Office Properties	14,799	378,715
Canadian Imperial Bank of Commerce	24,840	643,598
Fairfax Financial Holdings	15,209	371,939
Great-West Lifeco	16,190	391,627
HSBC Bank Canada	9,388	247,003
Husky Energy	8,035	205,974
IGM Financial	4,064	106,422
Manulife Financial	15,137	377,626
National Bank of Canada	5,361	136,351
Power Corp of Canada	6,761	165,515
Power Financial	14,317	356,115
Royal Bank of Canada	24,193	648,334
Sun Life Financial	16,854	383,372
Toronto-Dominion Bank	14,690	387,776

		6,320,046

Oil & Gas — 10.3%
AltaGas	5,373	138,543
TransCanada	26,367	678,144

		816,687

Telecommunications — 4.4%
BCE	15,829	353,857

Utilities — 2.5%
TransAlta	8,030	203,026

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2011

Global X Canada Preferred ETF

Value
PREFERRED STOCK — continued
TOTAL CANADA	$7,953,974

TOTAL PREFERRED STOCK (Cost $8,292,540)	7,953,974

TOTAL INVESTMENTS — 99.9% (Cost $8,292,540)	$7,953,974

Percentages are based on Net Assets of $7,962,246.

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

	$7,953,974	$7,953,974	$7,953,974	$7,953,974
Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$7,953,974	$—	$—	$7,953,974

Total Investments in Securities	$7,953,974	$—	$—	$7,953,974

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2011

Global X SuperDividend ETF

Sector Weightings (unaudited)†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 97.4%
AUSTRALIA— 25.0%
Banks — 5.9%
Bank of Queensland	37,800	$335,796
Bendigo and Adelaide Bank	38,150	380,314
Commonwealth Bank of Australia	6,325	328,397
National Australia Bank	12,980	351,532
Westpac Banking	14,600	343,403

		1,739,442

Consumer Goods — 3.7%
Fleetwood	29,400	379,835
Foster’s Group	70,750	397,384
GUD Holdings	35,050	288,467

		1,065,686

Consumer Services — 7.2%
APN News & Media	235,000	216,687
David Jones	79,200	282,932
Metcash	82,300	361,653
Myer Holdings	115,900	318,772
Seven West Media	78,100	296,285
TABCORP Holdings	96,600	299,282
Tatts Group	140,000	342,273

		2,117,884

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2011

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

Financial Services — 1.0%
Perpetual	11,860	$284,330

Industrials — 1.7%
GWA Group	107,800	261,278
Salmat	83,700	246,086

		507,364

Oil & Gas — 1.1%
APA Group	73,100	335,092

Real Estate Investment Trusts — 1.1%
Commonwealth Property Office Fund	335,100	328,408

Telecommunications — 1.1%
Telstra	102,200	333,864

Utilities — 2.2%
DUET Group	181,700	319,763
Spark Infrastructure Group	248,700	318,426

		638,189

TOTAL AUSTRALIA		7,350,259

AUSTRIA— 1.0%

Telecommunications — 1.0%
Telekom Austria	26,375	300,421

BELGIUM— 1.0%

Telecommunications — 1.0%
Belgacom	9,450	286,688

BERMUDA— 0.9%

Industrials — 0.9%
Ship Finance International	18,783	268,785

BRAZIL— 1.0%

Utilities — 1.0%
Light	18,900	297,952

CANADA— 4.9%

Basic Materials — 0.5%
Canfor Pulp Products	11,989	161,185

Consumer Services — 1.6%
Parkland Fuel	26,518	276,166
Superior Plus	28,732	198,907

		475,073

Health Care — 1.2%
CML HealthCare	35,051	340,769

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2011

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 0.8%
Zargon Oil & Gas	15,414	$217,593

Utilities — 0.8%
Just Energy Group	22,926	247,504

TOTAL CANADA		1,442,124

CZECH REPUBLIC— 2.3%
Consumer Goods — 1.3%
Philip Morris CR	596	391,559

Telecommunications — 1.0%
Telefonica Czech Republic	13,170	277,244

TOTAL CZECH REPUBLIC		668,803

FINLAND— 0.8%
Consumer Services — 0.8%
Sanoma	17,840	240,240

FRANCE— 0.9%
Telecommunications — 0.9%
France Telecom	15,320	276,487

GERMANY— 1.1%
Telecommunications — 1.1%
Freenet	24,050	311,052

HUNGARY— 0.9%
Telecommunications — 0.9%
Magyar Telekom Telecommunications	111,100	258,783

ITALY— 0.8%
Consumer Services — 0.8%
Mediaset	64,800	240,173

NEW ZEALAND— 2.4%
Financials — 1.2%
Goodman Property Trust	432,900	342,958

Telecommunications — 1.2%
Telecom Corp of New Zealand	177,600	363,955

TOTAL NEW ZEALAND		706,913

NORWAY— 1.1%
Oil & Gas — 1.1%
Seadrill	9,720	321,716

POLAND— 0.9%
Telecommunications — 0.9%
Telekomunikacja Polska	51,100	271,552

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2011

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 4.3%
Real Estate Investment Trusts — 3.2%
Ascendas Real Estate Investment Trust	208,100	$339,897
Mapletree Logistics Trust	451,200	307,367
Suntec Real Estate Investment Trust	279,500	276,137

		923,401

Telecommunications — 1.1%
StarHub	148,300	333,206

TOTAL SINGAPORE		1,256,607

SPAIN— 1.9%
Consumer Services — 0.9%
Antena 3 de Television	40,500	243,827

Telecommunications — 1.0%
Telefonica	14,080	299,707

TOTAL SPAIN		543,534

TAIWAN— 0.7%
Technology — 0.7%
Macronix International	530,600	204,036

TURKEY— 0.9%
Consumer Goods — 0.9%
Ford Otomotiv Sanayi	36,550	266,864

UNITED KINGDOM— 8.6%
Consumer Services — 2.0%
Firstgroup	61,900	332,490
Home Retail Group	98,600	158,728
Thomas Cook Group	142,500	119,168

		610,386

Financial Services — 1.3%
Provident Financial	20,925	373,198

Financials — 1.2%
Standard Life	99,900	346,704

Industrials — 1.3%
Interserve	70,200	373,348

Insurance — 1.8%
Aviva	49,050	268,832
RSA Insurance Group	147,900	265,683

		534,515

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2011

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.0%
Cable & Wireless Communications	492,300	$286,920

TOTAL UNITED KINGDOM		2,525,071

UNITED STATES— 36.0%
Consumer Goods — 1.2%
Vector Group	19,536	343,248

Consumer Services — 0.7%
Halfords Group	39,932	210,060

Financial Services — 1.1%
BGC Partners, Cl A	44,719	306,325

Financials — 9.1%
Apollo Investment *	31,707	262,534
Ares Capital	20,262	313,453
BlackRock Kelso Capital	35,384	302,180
Capstead Mortgage	25,693	311,399
CYS Investments	26,130	331,328
Fifth Street Finance	28,075	276,820
PennantPark Investment	28,206	302,368
Prospect Capital	29,816	285,339
Solar Capital	13,765	305,583

		2,691,004

Health Care — 1.2%
PDL BioPharma	55,305	335,701

Insurance — 0.7%
QBE Insurance Group	13,896	215,992

Real Estate Investment Trusts — 16.0%
American Capital Agency	11,074	304,646
Annaly Capital Management	18,484	311,455
Anworth Mortgage Asset	46,485	299,828
Chimera Investment	92,210	277,552
CommonWealth REIT	13,452	260,296
CreXus Investment	20,934	200,129
Extendicare Real Estate Investment Trust, Cl Trust Unit	24,824	185,800
Getty Realty	13,670	217,900
Hatteras Financial	11,666	299,816
Hospitality Properties Trust	14,723	353,794
Invesco Mortgage Capital	15,220	240,172
Investors Real Estate Trust	36,238	268,524
Medical Properties Trust	28,731	290,183
MFA Financial	41,624	280,962
Omega Healthcare Investors	16,887	299,913

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2011

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Starwood Property Trust	16,646	$312,778
Two Harbors Investment	31,907	298,331

		4,702,079

Technology — 1.2%
United Online	59,983	354,500

Telecommunications — 3.8%
CenturyLink	5,518	194,565
Consolidated Communications Holdings	17,994	339,727
Frontier Communications	41,844	261,943
Windstream	26,064	317,199

		1,113,434

Utilities — 1.0%
Atlantic Power	21,990	296,303

TOTAL UNITED STATES		10,568,646

TOTAL COMMON STOCK (Cost $31,094,328)		28,606,706

PREFERRED STOCK — 2.0%
Brazil — 1.1%
Utilities — 1.1%
AES Tiete	21,600	309,309

Russia — 0.9%
Oil & Gas — 0.9%
Surgutneftega	660,443	285,311

TOTAL PREFERRED STOCK (Cost $651,569)		594,620

TOTAL INVESTMENTS — 99.4% (Cost $31,745,897)		$29,201,326

Percentages are based on Net Assets of $29,372,161.

*      Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2011, in valuing the Fund’s investments carried at value:

	$28,606,706 a		$28,606,706 a	$28,606,706 a	$28,606,706 a
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock	$28,606,706		$—	$—	$28,606,706
Preferred Stock	594,620		—	—	594,620

Total Investments in Securities	$29,201,326	$		$—	$29,201,326

For the period ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended October 31, 2011, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X Waste Management ETF	Global X Food ETF	Global X Fishing Industry ETF	Global X Farming ETF
Assets:
Cost of Investments	$2,225,869	$3,643,457	$2,183,908	$2,893,495
Cost of Foreign Currency	4,785	8,834	5,061	9,119

Investments at Value	$1,883,369	$3,629,392	$1,688,037	$2,675,278
Foreign Currency at Value	4,795	8,748	4,908	9,100
Reclaim Receivable	1,533	61	—	103
Dividend and Interest Receivable	900	4,405	4,555	3,210
Receivable for Investment Securities Sold	—	183,643	186,053	—

Total Assets	1,890,597	3,826,249	1,883,553	2,687,691

Liabilities:

Payable for Investment Securities Purchased	—	93,068	213,299	—
Payable due to Investment Adviser	1,007	1,915	957	1,451
Due to Custodian	—	19,884	856	5,819

Total Liabilities	1,007	114,867	215,112	7,270

Net Assets	$1,889,590	$3,711,382	$1,668,441	$2,680,421

Net Assets Consist of:

Paid-in Capital	$2,218,026	$3,709,500	$2,211,128	$2,896,738
Undistributed Net Investment Income	23,299	20,450	38,692	12,106
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(9,169)	(4,409)	(84,877)	(10,159)
Net Unrealized Depreciation on Investments	(342,500)	(14,065)	(495,871)	(218,217)
Net Unrealized Depreciation on Foreign Currency Translations	(66)	(94)	(631)	(47)

Net Assets	$1,889,590	$3,711,382	$1,668,441	$2,680,421

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,000	250,000	150,000	200,000

Net Asset Value, Offering and Redemption Price Per Share	$12.60	$14.85	$11.12	$13.40

The accompanying notes are an integral part of the financial statements.

34

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2011

	Global X Auto ETF	Global X Canada Preferred ETF	Global X SuperDividend ETF
Assets:
Cost of Investments	$6,124,823	$8,292,540	$31,745,897
Cost of Foreign Currency	85	27,578	57,750

Investments at Value	$5,168,767	$7,953,974	$29,201,326
Foreign Currency at Value	84	27,547	58,661
Cash	—	—	8,336
Dividend and Interest Receivable	4,209	21,787	118,020
Reclaim Receivable	41	—	—

Total Assets	5,173,101	8,003,308	29,386,343

Liabilities:

Payable due to Investment Adviser	2,706	3,834	14,182
Due to Custodian	—	37,228	—

Total Liabilities	2,706	41,062	14,182

Net Assets	$5,170,395	$7,962,246	$29,372,161

Net Assets Consist of:
Paid-in Capital	$6,115,500	$8,279,536	$32,642,128
Undistributed Net Investment Income	12,500	24,691	131,585
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(1,478)	(3,513)	(859,829)
Net Unrealized Depreciation on Investments	(956,056)	(338,566)	(2,544,571)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(71)	98	2,848

Net Assets	$5,170,395	$7,962,246	$29,372,161

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	400,000	550,000	1,350,000

Net Asset Value, Offering and Redemption
Price Per Share	$12.93	$14.48	$21.76

The accompanying notes are an integral part of the financial statements.

35

STATEMENTS OF OPERATIONS

For the period ended October 31, 2011

	Global X Waste Management ETF(1)	Global X Food ETF(2)	Global X Fishing Industry ETF(3)	Global X Farming ETF(4)
Investment Income:
Dividend Income	$34,785	$30,311	$45,228	$28,360
Interest Income	2	6	1	8
Less: Foreign Taxes Withheld	(3,146)	(1,794)	(8,192)	(1,549)

Total Investment Income	31,641	28,523	37,037	26,819

Supervision and Administration Fees(5)	7,864	8,612	6,882	8,351

Total Expenses	7,864	8,612	6,882	8,351

Net Expenses	7,864	8,612	6,882	8,351

Net Investment Income	23,777	19,911	30,155	18,468

Net Realized Gain (Loss) on:

Investments	(34,143)(6)	(4,409)	(147,749)(6)	(90,899)(6)
Foreign Currency Transactions	(478)	539	8,537	(3,384)

Net Realized Loss on Investments	(34,621)	(3,870)	(139,212)	(94,283)

Net Change in Unrealized Depreciation on:

Investments	(342,500)	(14,065)	(495,871)	(218,217)
Foreign Currency Transactions	(66)	(94)	(631)	(47)

Net Change in Unrealized Depreciation on Investments	(342,566)	(14,159)	(496,502)	(218,264)

Net Realized and Unrealized Loss on Investments	(377,187)	(18,029)	(635,714)	(312,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(353,410)	$1,882	$(605,559)	$(294,079)

(1)	The Fund commenced operations on April 12, 2011.
(2)	The Fund commenced operations on May 2, 2011.
(3)	The Fund commenced operations on May 3, 2011.
(4)	The Fund commenced operations on June 1, 2011.
(5)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(6)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

36

STATEMENTS OF OPERATIONS

For the period ended October 31, 2011

	Global X Auto ETF(1)	Global X Canada Preferred ETF(2)	Global X SuperDividend ETF(3)
Investment Income:
Dividend Income	$13,736	$167,959	$1,041,679
Interest Income	—	35	—
Less: Foreign Taxes Withheld	(1,373)	(25,263)	(65,154)

Total Investment Income	12,363	142,731	976,525

Supervision and Administration Fees(4)	11,112	16,953	72,139

Total Expenses	11,112	16,953	72,139

Net Expenses	11,112	16,953	72,139

Net Investment Income	1,251	125,778	904,386

Net Realized Gain (Loss) on:
Investments	(1,478)	(84,477)(5)	(2,750,306)(5)
Foreign Currency Transactions	11,249	(8,592)	(19,368)

Net Realized Gain (Loss) on Investments	9,771	(93,069)	(2,769,674)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(956,056)	(338,566)	(2,544,571)
Foreign Currency Transactions	(71)	98	2,848

Net Change in Unrealized Depreciation on Investments	(956,127)	(338,468)	(2,541,723)

Net Realized and Unrealized Loss on Investments	(946,356)	(431,537)	(5,311,397)

Net Decrease in Net Assets Resulting from Operations	$(945,105)	$(305,759)	$(4,407,011)

(1)	The Fund commenced operations on May 18, 2011.
(2)	The Fund commenced operations on May 24, 2011.
(3)	The Fund commenced operations on June 8, 2011.
(4)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(5)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

37

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Waste Management ETF		Global X Food ETF	Global X Fishing Industry ETF		Global X Farming ETF
	Period Ended October 31, 2011 (1)		Period Ended October 31, 2011 (2)	Period Ended October 31, 2011 (3)		Period Ended October 31, 2011 (4)
Operations:
Net Investment Income	$23,777		$19,911	$30,155		$18,468
Net Realized Loss on Investments and Foreign Currency Transactions	(34,621	)(5)	(3,870)	(139,212	)(5)	(94,283	)(5)

Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(342,566)		(14,159)	(496,502)		(218,264)

Net Increase (Decrease) in Net Assets Resultingfrom Operations	(353,410)		1,882	(605,559)		(294,079)

Capital Share Transactions:
Issued	3,600,500		3,709,500	2,942,000		3,634,000
Redeemed	(1,357,500)		—	(668,000)		(659,500)

Increase in Net Assets from Capital Share Transactions	2,243,000		3,709,500	2,274,000		2,974,500

Total Increase in Net Assets	1,889,590		3,711,382	1,668,441		2,680,421

Net Assets:
Beginning of Period	—		—	—		—

End of Period	$1,889,590		$3,711,382	$1,668,441		$2,680,421

Undistributed Net Investment Income	$23,299		$20,450	$38,692		$12,106

Share Transactions:
Issued	250,000		250,000	200,000		250,000
Redeemed	(100,000)		—	(50,000)		(50,000)

Net Increase in Shares Outstanding from Share Transactions	150,000		250,000	150,000		200,000

(1)	The Fund commenced operations on April 12, 2011.
(2)	The Fund commenced operations on May 2, 2011.
(3)	The Fund commenced operations on May 3, 2011.
(4)	The Fund commenced operations on June 1, 2011.
(5)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

38

STATEMENTS OF CHANGES IN NET ASSETS

	Global X Auto ETF	Global X Canada Preferred ETF		Global X SuperDividend ETF
	Period Ended October 31, 2011 (1)	Period Ended October 31, 2011 (2)		Period Ended October 31, 2011 (3)
Operations:
Net Investment Income	$1,251	$125,778		$904,386
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	9,771	(93,069)	(4)	(2,769,674)	(4)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(956,127)	(338,468)		(2,541,723)

Net Decrease in Net Assets Resulting from Operations	(945,105)	(305,759)		(4,407,011)

Dividends and Distributions:
Net Investment Income	—	(92,495)		(831,828)

Total Dividends and Distributions	—	(92,495)		(831,828)

Capital Share Transactions:
Issued	6,115,500	9,047,500		46,445,500
Redeemed	—	(687,000)		(11,834,500)

Increase in Net Assets from Capital Share Transactions	6,115,500	8,360,500		34,611,000

Total Increase in Net Assets	5,170,395	7,962,246		29,372,161

Net Assets:
Beginning of Period	—	—		—

End of Period	$5,170,395	$7,962,246		$29,372,161

Undistributed Net Investment Income	$12,500	$24,691		$131,585

Share Transactions:
Issued	400,000	600,000		1,900,000
Redeemed	—	(50,000)		(550,000)

Net Increase in Shares Outstanding from Share Transactions	400,000	550,000		1,350,000

(1)	The Fund commenced operations on May 18, 2011.
(2)	The Fund commenced operations on May 24, 2011.
(3)	The Fund commenced operations on June 8, 2011.
(4)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

39

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)
Global X Waste Management ETF (1)
2011	14.87	0.15	(2.42)	(2.27)	—	—	—	12 .60	(15 .27)	1,890	0.65 †	1 .96†	4.27 ††
Global X Food ETF (2)
2011	15.17	0 .11	(0.43)	(0.32)	—	—	—	14 .85	(2 .11)	3,711	0.65 †	1 .49†	6.71 ††
Global X Fishing Industry ETF (3)
2011	14.92	0 .19	(3.99)	(3.80)	—	—	—	11 .12	(25 .47)	1,668	0.69 †	3 .01†	19.45 ††
Global X Farming ETF (4)
2011	14.89	0 .08	(1.57)	(1.49)	—	—	—	13 .40	(10 .01)	2,680	0.68 †	1 .49†	3.40 ††
Global X Auto ETF (5)
2011	15.20	—	(2.27)	(2.27)	—	—	—	12 .93	(14 .93)	5,170	0.65 †	0 .07†	0.34 ††
Global X Canada Preferred ETF (6)
2011	14.97	0 .27	(0.56)	(0.29)	(0.20)	—	(0.20)	14 .48	(1 .94)	7,962	0.58 †	4 .28†	3.02 ††
Global X SuperDividend ETF (7)
2011	24.70	0 .64	(3.02)	(2.38)	(0.56)	—	(0.56)	21 .76	(9 .56)	29,372	0.58 †	7 .22†	4.58 ††

(1)	The Fund commenced operations on April 12, 2011.
(2)	The Fund commenced operations on May 2, 2011.
(3)	The Fund commenced operations on May 3, 2011.
(4)	The Fund commenced operations on June 1, 2011.
(5)	The Fund commenced operations on May 18, 2011.
(6)	The Fund commenced operations on May 24, 2011.
(7)	The Fund commenced operations on June 8, 2011.
*	Per share data calculated using average shares method.
**

Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2011

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighty-six portfolios as of October 31, 2011. The financial statements herein and the related notes pertain to the Global X Waste Management ETF, Global X Food ETF, Global X Fishing Industry ETF, Global X Farming ETF, Global X Auto ETF, Global X Canada Preferred ETF and the Global X SuperDividend ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

41

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2011, there was $14,060 of a fair valued security in the Global X Farming ETF Fund. There were no other securities priced using the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculated their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculated net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Sub-administrator, SEI Investments Global Funds Services (“SEIGFS”), monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the Sub-administrator, the Sub-administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

42

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2011 there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net

43

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSLATION (concluded)

realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee

Global X Waste Management ETF	50,000	$1,000	$630,000	$1,000
Global X Food ETF	50,000	1,000	742,500	1,000
Global X Fishing Industry ETF	50,000	1,000	556,000	1,000
Global X Farming ETF	50,000	1,000	670,000	1,000
Global X Auto ETF	50,000	1,000	646,500	1,000
Global X Canada Preferred ETF	50,000	1,000	724,000	1,000
Global X SuperDividend ETF	50,000	3,800	1,088,000	3,800

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the

44

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

3. RELATED PARTY TRANSACTIONS (concluded)

Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X Waste Management ETF	0.65%
Global X Food ETF	0.65%
Global X Fishing Industry ETF	0.69%
Global X Farming ETF	0.68%
Global X Auto ETF	0.65%
Global X Canada Preferred ETF	0.58%
Global X SuperDividend ETF	0.58%

SEIGFS serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2011, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X Waste Management ETF	$223,155	$97,252
Global X Food ETF	261,070	189,673
Global X Fishing Industry ETF	1,183,931	385,452
Global X Farming ETF	658,568	107,009
Global X Auto ETF	742,930	13,439
Global X Canada Preferred ETF	236,843	198,651
Global X SuperDividend ETF	2,681,452	1,544,244

During the period ended October 31, 2011, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended October 31, 2011, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Loss
Global X Waste Management ETF	$2,923,494	$790,025	$(24,975)
Global X Food ETF	3,576,469	-	-
Global X Fishing Industry ETF	2,002,175	468,988	(62,872)
Global X Farming ETF	2,986,081	553,246	(80,740)
Global X Auto ETF	5,392,622	-	-
Global X Canada Preferred ETF	9,024,193	685,410	(80,963)
Global X SuperDividend ETF	44,934,699	11,497,261	(1,968,872)

46

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, sales of passive foreign investment companies, net operating losses and the utilization of earnings and profits on shareholder redemptions, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2011.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X Waste Management ETF	$(24,974)	$(478)	$25,452
Global X Food ETF	–	539	(539)
Global X Fishing Industry ETF	(62,872)	8,537	54,335
Global X Farming ETF	(77,762)	(6,362)	84,124
Global X Auto ETF	–	11,249	(11,249)
Global X Canada Preferred ETF	(80,964)	(8,592)	89,556
Global X SuperDividend ETF	(1,968,872)	59,027	1,909,845

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last period ended October 31, 2011 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X Canada Preferred ETF
2011	$92,495	$–	$92,495
Global X SuperDividend ETF
2011	$831,828	$–	$831,828

47

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (continued)

As of October 31, 2011, the Components of Tax Basis Distributable Earnings (Accumulated Losses) were as follows:

	Global X Funds
	Global X Waste Management ETF	Global X Food ETF	Global X Fishing Industry ETF
Undistributed Ordinary Income	$23,299	$20,459	$38,692
Capital Loss Carryforwards	(9,169)	–	(84,877)
Unrealized Depreciation on Investments and Foreign Currency	(342,566)	(18,577)	(496,502)

Total Distributable Earnings (Accumulated Losses)	$(328,436)	$1,882	$(542,687)

	Global X Funds
	Global X Farming ETF	Global X Auto ETF	Global X Canada Preferred ETF
Undistributed Ordinary Income	$12,106	$12,529	$24,691
Capital Loss Carryforwards	(9,385)	(18)	(3,513)
Unrealized Depreciation on Investments and Foreign Currency	(219,038)	(957,616)	(338,468)

Total Accumulated Losses	$(216,317)	$(945,105)	$(317,290)

	Global X Funds
	Global X SuperDividend ETF
Undistributed Ordinary Income	$184,525
Capital Loss Carryforwards	(851,369)
Unrealized Depreciation on Investments and Foreign Currency	(2,603,123)

Total Accumulated Losses	$(3,269,967)

48

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

5. TAX INFORMATION (concluded)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X Waste Management ETF	$9,169	$-	$9,169
Global X Fishing Industry ETF	84,877	-	84,877
Global X Farming ETF	9,385	-	9,385
Global X Auto ETF	18	-	18
Global X Canada Preferred ETF	3,513	-	3,513
Global X SuperDividend ETF	851,369	-	851,369

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2011 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Waste Management ETF	$2,225,869	$45,670	$(388,170)	$(342,500)
Global X Food ETF	3,647,875	81,414	(99,897)	(18,483)
Global X Fishing Industry ETF	2,183,908	67,875	(563,746)	(495,871)
Global X Farming ETF	2,894,269	14,179	(233,170)	(218,991)
Global X Auto ETF	6,126,312	9,819	(967,364)	(957,545)
Global X Canada Preferred ETF	8,292,540	3,494	(342,060)	(338,566)
Global X SuperDividend ETF	31,807,297	520,256	(3,126,227)	(2,605,971)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Indices. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

7. OTHER

At October 31, 2011, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

	Authorized Participants	Percentage of Shares Outstanding

Global X Waste Management ETF	2	100%
Global X Food ETF	2	100%
Global X Fishing Industry ETF	1	100%
Global X Farming ETF	2	100%
Global X Auto ETF	2	100%
Global X Canada Preferred ETF	3	100%
Global X SuperDividend ETF	3	100%

50

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

7. OTHER (concluded)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected Ernst & Young LLP (“E&Y”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended October 31, 2011. The decision to select E&Y was recommended by the Funds’ Audit Committee on December 21, 2010 and was approved by the Funds’ Board of Trustees on January 28, 2011. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010, neither the Funds, their portfolios, nor anyone on their behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds prior independent registered public accounting firm, Sanville & Company (“Sanville”). The decision not to renew the engagement of Sanville, effective upon its completion of its audit for the fiscal year ended October 31, 2010, and to select E&Y was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. Sanville’s report on the Global X Funds’ financial statements for the fiscal years ended October 31, 2009 and October 31, 2010 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended October 31, 2009 and October 31, 2010 (i) there were no disagreements with Sanville on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Sanville, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did

51

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2011

9. LOANS OF PORTFOLIO SECURITIES (concluded)

not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2011, there were no securities on loan for any of the Funds.

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. NEW ACCOUNTING PROUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Subsequent to fiscal year end, on November 11, 2011, the continuation of the Investment Advisory Agreement and Supervision and Administration Agreement for the Funds was considered and approved by the Board of Trustees of the Trust.

Subsequent to year end, on December, 19, 2011, the Board of Trustees of the Trust, based upon the recommendation of the Adviser, determined to liquidate and terminate the Global X Fishing Industry ETF, Global X Food ETF, Global X Waste Management ETF, and Global X Farming ETF (the “Liquidating Funds.”). Due to the Liquidating Funds’ low levels of assets, the Adviser does not believe that it can continue to conduct the Liquidating Funds’ business and operations in an economically efficient manner. As such, the Board concluded that it would be in the best interests of the Liquidating Funds and their shareholders to liquidate and terminate the Liquidating Funds. As of

52

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

OCTOBER 31, 2011

12. SUBSEQUENT EVENT (concluded)

the close of regular trading on the NYSE Arca, Inc. (“NYSE”) on February 16, 2012 (“Closing Date”), the shares of the Liquidating Funds will cease trading on the NYSE and will close to purchases by investors.

Shareholders may sell their holdings in the Liquidating Funds prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from February 17, 2012, through February 27, 2012 (“Liquidation Date”), shareholders only may be able to sell their shares to certain broker-dealers and there is no assurance that there will be a market for the Liquidating Funds during this time period. Between the Closing Date and the Liquidation Date, the Liquidating Funds will be in the process of winding up their operations and liquidating their portfolio. This process will result in the Liquidating Funds not tracking their underlying indexes and their cash holdings increasing, which may not be consistent with the Liquidating Funds’ investment objective and strategy.

On or about the Liquidation Date, the Liquidating Funds will liquidate their assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Liquidating Funds will terminate.

Subsequent to fiscal year end, on December 21, 2011, based on the recommendation of the Adviser, the Board of Trustees of the Trust approved the discontinuance of the Global X Philippines PSEi ETF and Global X Shipping ETF, each a separate investment portfolio of the Trust that had never commenced operations.

Subsequent to year end, the following investment portfolios were added to the Trust.

Fund Name

Global X NASDAQ 100 Global Technology Index ETF

Global X NASDAQ 500 ETF

Global X NASDAQ 400 Mid Cap ETF

Global X FTSE Permanent ETF

Subsequent to year end, the following investment portfolios of the Trust commenced operations.

Fund Name	Commenced Operations

Global X Social Media Index ETF	November 14, 2011
Global X NASDAQ 500 ETF	December 5, 2011
Global X NASDAQ 400 Mid Cap ETF	December 5, 2011
Global X FTSE Greece 20 ETF	December 7, 2011

53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Waste Management ETF, Global X Food ETF, Global X Fishing Industry ETF, Global X Farming ETF, Global X Auto ETF, Global X Canada Preferred ETF and Global X SuperDividend ETF (seven of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2011, and the related statements of operations, statements of changes in net assets, and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2011, and the results of their operations, the changes in their net assets, and their financial highlights for the year or period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 22, 2011

54

DISCLOSURE OF FUND EXPENSES (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

55

DISCLOSURE OF FUND EXPENSES (unaudited) (concluded)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/1/2011	10/31/2011	Ratios	Period(1)
Global X Waste Management ETF

Actual Fund Return	$1,000.00	$826.20	0.65%	$2.99
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3 .31
Global X Food ETF

Actual Fund Return(2)	$1,000.00	978.00	0.65	3 .24
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3 .31
Global X Fishing Industry ETF

Actual Fund Return(3)	$1,000.00	745.30	0.69	3 .00
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3 .52
Global X Farming ETF

Actual Fund Return(4)	$1,000.00	899.90	0.68	2 .71
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3 .47
Global X Auto ETF

Actual Fund Return(5)	$1,000.00	850.70	0.65	2 .75
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3 .31
Global X Canada Preferred ETF

Actual Fund Return(6)	$1,000.00	980.60	0.58	2 .53
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2 .96
Global X SuperDividend ETF

Actual Fund Return(7)	$1,000.00	904.40	0.58	2 .21
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2 .96

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the period from inception to date.)
(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 153/365 (to reflect the period from inception to date.)
(5)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 167/365 (to reflect the period from inception to date.)
(6)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 161/365 (to reflect the period from inception to date.)
(7)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 146/365 (to reflect the period from inception to date.)

56

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of the fund’s investment advisory agreement and approve the agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on February 25, 2011, the Board of Trustees (“Board”) (including the Independent Trustees) of the Global X Funds (“Trust”) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the, Global X SuperDividend ETF and Global X Canada Preferred ETF (each a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf each of each New Fund, and Global X Management Company (“Global X Management”).1

At a special Board meeting held on May 12, 2011, the Board (including the Independent Trustees) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X Farming ETF (a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf the New Fund, and Global X Management. At the same Board meeting, the Board (including the Independent Trustees) also considered and unanimously approved an increase in the unitary fee (including the investment advisory fee) (“Management Fee”) for the Global X Auto ETF (“Auto Fund”) and other changes to the Investment Advisory Agreement and Supervision and Administration Agreement (“Auto Fund Agreements”), which were originally approved by the Board in November 2010.2 Because the Auto Fund had not yet commenced operations, the Auto Fund was considered to be and referred to herein as a New Fund. In considering revisions to the Auto Fund Agreements, the Board took into account the same factors and considerations as it did with respect to the Agreements (as defined below) for the other New Funds considered at the meeting.

The Investment Advisory Agreement and Supervision and Administration Agreement for each New Funds are referred to herein as the “Agreements.”

In advance of the Board meetings noted above, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the Agreements for each New Fund, the Board concluded that the Agreements are fair and reasonable and in the best interests of each New Fund and its shareholders, respectively. In approving Agreements for each New Fund, the Board considered among other

1   At the Feburary 25, 2011 quarterly Board meeting, the Board also approved the (i) initial Investment Advisory Agreement for the Global X UK Small-Cap ETF, Global X Germany Small-Cap ETF, Global X Mexico Small-Cap ETF, Global X Hong Kong Small-Cap ETF, Global X Singapore Small-Cap ETF, Global X South Korea Small-Cap ETF, Global X Taiwan Small-Cap ETF, Global X Rare Earths ETF, Global X Strategic Metals ETF and Global X Fertilizers/Potash ETF and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each of these funds, and Global X Management.

2   At the same Board meeting, the Board (including the Independent Trustees), initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X MLP ETF and Global X MLP Natural Gas ETF and (ii) the Supervision and Administration Agreement between the Trust, on behalf each fund, and Global X Management.

57

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (continued)

things the following categories of material factors.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves.

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Agreements and the range of services to be provided to each New Fund in accordance with the Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund;
•

Global X Management’s responsibilities under the Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for each New Fund when necessary, (v) provide or arrange for the provision of various third-party services required by each New Fund, (vi) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each New Fund, draft and periodically update the registration statement and other reports and documents for each New Fund that are required to be filed by the Trust with the Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vii) monitor anticipated purchases and redemptions of the shares (including creation units) of each New Fund by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to each New Fund; and
•

the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the qualifications of Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each New Fund.

Performance

The Board determined that because each New Fund had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the Agreements.

58

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (continued)

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to each New Fund;
•

the unitary Management Fee (including the proposed investment advisory fee) that was proposed to be borne by each New Fund under the Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•

the expected profitability to Global X Management, if any, from all services to be provided to each New Fund and all aspects of the relationship between Global X Management and each New Fund. In connection with these considerations, the Board noted that Global X Management advised the Board that it was expected that it would not generate profits from its services to any of each New Fund during the first 12 months of each New Fund’s operations, but expected to do so after that initial start up period.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each New Fund would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•

comparative information with respect to the Management Fee proposed to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each New Fund, including fees and expenses paid by comparable affiliated and unaffiliated exchange- traded funds and other registered funds and the reasons for any differences in the proposed expense ratios for each New Fund and those presented for comparison;

•

the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for each New Fund), the expected total expense ratios for each New Fund and that Global X Management would be responsible for paying all of designated expenses of each New Fund (discussed in more detail below). In this regard, the Board took into consideration that the purpose of having a unitary Management Fee structure was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive rate to make each New Fund viable in the marketplace; and

•

that Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency services, printing costs and other services for each New Fund, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

59

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited) (concluded)

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of each New Fund should not preclude approval of the Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;
•

the significant investment of time, personnel and other resources that Global X Management intends to made in each New Fund in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a significant amount of certainty regarding the total fees and expenses of each New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

Other Benefits

In considering the Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each New Fund.

60

SUPPLEMENTAL INFORMATION (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

61

SUPPLEMENTAL INFORMATION (unaudited) (concluded)

	Percentage of Total Days
Premium/Discount Range	Global X Waste Management ETF(1)	Global X Food ETF (2)	Global X Fishing Industry ETF(3)	Global X Farming ETF(4)	Global X Auto ETF(5)	Global X Canada Preferred ETF(6)	Global X SuperDividend ETF(7)

Greater than 3.0% and Less than 3.5%	-	-	0.85%	-	-	-	-
Greater than 2.5% and Less than 3.0%	-	-	-	-	-	-	-
Greater than 2.0% and Less than 2.5%	-	-	-	-	-	-	-
Greater than 1.5% and Less than 2.0%	-	6.72%	9.40%	-	0.93%	5.83%	-
Greater than 1.0% and Less than 1.5%	3.79%	31.09%	13.69%	17.35%	19.63%	25.24%	21.51%
Greater than 0.5% and Less than 1.0%	22.73%	52.94%	21.38%	34.69%	39.25%	41.75%	39.78%
Between 0.5% and -0.5%	50.76%	8.40%	24.79%	23.47%	20.56%	21.36%	19.35%
Less than -0.5% and Greater than -1.0%	15.91%	0.85%	20.51%	14.29%	11.21%	3.88%	9.68%
Less than -1.0% and Greater than -1.5%	5.30%	-	4.27%	5.10%	3.74%	1.94%	6.45%
Less than -1.5% and Greater than -2.0%	1.51%	-	2.56%	2.04%	2.80%	-	1.08%
Less than -2.0% and Greater than -2.5%	-	-	0.85%	2.04%	1.88%	-	2.15%
Less than -2.5% and Greater than -3.0%	-	-	0.85%	-	-	-	-
Less than -3.0% and Greater than -3.5%	-	-	0.85%	1.02%	-	-	-

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

	Number of Business Days
Premium/Discount Range	Global X Waste Management ETF(1)	Global X Food ETF (2)	Global X Fishing Industry ETF(3)	Global X Farming ETF(4)	Global X Auto ETF(5)	Global X Canada Preferred ETF(6)	Global X SuperDividend ETF(7)

Greater than 3.0% and Less than 3.5%	-	-	1	-	-	-	-
Greater than 2.5% and Less than 3.0%	-	-	-	-	-	-	-
Greater than 2.0% and Less than 2.5%	-	-	-	-	-	-	-
Greater than 1.5% and Less than 2.0%	-	8	11	-	1	6	20
Greater than 1.0% and Less than 1.5%	5	37	16	17	21	26	37
Greater than 0.5% and Less than 1.0%	30	63	25	34	42	43	18
Between 0.5% and -0.5%	67	10	29	23	22	22	9
Less than -0.5% and Greater than -1.0%	21	1	24	14	12	4	6
Less than -1.0% and Greater than -1.5%	7	-	5	5	4	2	1
Less than -1.5% and Greater than -2.0%	2	-	3	2	3	-	2
Less than -2.0% and Greater than -2.5%	-	-	1	2	2	-	-
Less than -2.5% and Greater than -3.0%	-	-	1	-	-	-	-
Less than -3.0% and Greater than -3.5%	-	-	1	1	-	-	-

Total	132	119	117	98	107	103	93

(1) The Fund commenced operations on April 12, 2011.

(2) The Fund commenced operations on May 2, 2011.

(3) The Fund commenced operations on May 3, 2011.

(4) The Fund commenced operations on June 1, 2011.

(5) The Fund commenced operations on May 18, 2011.

(6) The Fund commenced operations on May 24, 2011.

(7) The Fund commenced operations on June 8, 2011.

62

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 399 Park Ave, 32nd floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm); Chief Information Officer, M. Safra & Co (2004-2006) (hedge fund).	35[3]	None.
Scott R. Chichester[1] 399 Park Ave, 32nd floor New York, NY 10022 (1970)	Trustee (since 2008)	President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (since 2009) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	35[3]	None.
Kartik Kiran Shah 399 Park Ave, 32nd floor New York, NY 10022 (1977)	Trustee (since 2008)	Director, Wireless Generation (since 2008) (software); Manager, Amgen (2003-2006) (biotechnology firm).	35[3]	None.

63

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2011.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustee / Officers2
Bruno del Ama 399 Park Ave, 32nd floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	35[3]	None.

Jose C. Gonzalez 399 Park Ave, 32nd floor New York, NY 10022 (1976)	Chief Operating Officer, Chief Compliance Officer and Chief Financial Officer, Secretary (since 2008)	Chief Executive Officer and Chief Compliance Officer, Global X Management Company LLC (since 2008); Head of Global Structured Products Operations at Radian Asset Assurance (2004-2008) (financial services firm).	N/A	N/A

Dianne Sulzbach[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Corporate Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

64

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director of the Administrator (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director at the Administrator (2006-2009).	N/A

[1]

Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2011, the Trust had eighty-six investment portfolios, thirty-five of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

65

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2011, the Funds are designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Interest Related Dividends (3)	Short Term Capital Gain Dividends (4)
Global X Waste Management ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Food ETF	0.00%	100.00%	100.00%	21.97%	100.00%	0.02%	0.00%
Global X Fishing Industry ETF	0.00%	100.00%	100.00%	0.00%	59.08%	0.00%	0.00%
Global X Farming ETF	0.00%	100.00%	100.00%	5.87%	100.00%	0.03%	0.00%
Global X Auto ETF	0.00%	100.00%	100.00%	33.56%	95.50%	0.00%	0.00%
Global X Canada Preferred ETF	0.00%	100.00%	100.00%	0.00%	95.57%	0.00%	0.00%
Global X SuperDividend ETF	0.00%	100.00%	100.00%	8.03%	64.05%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(4) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2011, the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X Waste Management ETF	$-	$-

Global X Food ETF	12,264	1,241

Global X Fishing ETF	45,228	8,192

Global X Farming ETF	22,719	920

Global X Auto ETF	10,482	1,373

Global X Canada Preferred ETF	167,993	25,263

Global X SuperDividend ETF	678,162	56,103

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV.

66

NOTES

399 Park Ave, 32nd floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

399 Park Avenue, 32nd floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0100

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2011and by Sanville & Company in 2010 related to the Trust.

In 2011, Ernst & Young, LLP and in 2010 Sanville & Company billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$353,500	$0	$0	$112,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$142,500	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2011 and Sanville & Company in 2010:

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2011 and Sanville & Company in 2010 for the last two fiscal years were $142,500 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.	Exhibits.
(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 3, 2012

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: January 3, 2012
*	Print the name and title of each signing officer under his or her signature.